UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-7023

Name of Registrant: Vanguard Valley Forge Funds

Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2007–December 31, 2007

Item 1: Reports to Shareholders

Vanguard® Balanced Index Fund Annual Report

December 31, 2007

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Vanguard Balanced Index Fund returned 6.2% for Investor Shares in 2007, nearly matching the return of its composite index. In a break with the past several years, bonds outperformed stocks: The fund’s broad-market bond and equity benchmarks returned 7.0% and 5.6%, respectively.

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Energy, information technology, and industrials—all beneficiaries of global growth—were especially strong contributors to the fund’s equity return. The fixed income portfolio benefited from its relatively high average credit quality and a net decline in interest rates.

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For the ten-year period ended December 31, 2007, the fund’s Investor Shares successfully tracked the target composite index and outpaced both the average result of peer funds and, notably, the equity target benchmark.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Fund Profile	7
Performance Summary	9
Financial Statements	11
Your Fund’s After-Tax Returns	28
About Your Fund’s Expenses	29
Glossary	31

Past performance is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2007
	Ticker	Total
	Symbol	Returns
Vanguard Balanced Index Fund
Investor Shares	VBINX	6.2%
Admiral™ Shares[1]	VBIAX	6.3
Signal™ Shares[2]	VBASX	6.3
Institutional Shares[3]	VBAIX	6.3
Balanced Composite Index[4]		6.3
Average Mixed-Asset Target Growth Fund[5]		6.4

Your Fund’s Performance at a Glance
December 31, 2006–December 31, 2007
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Balanced Index Fund
Investor Shares	$21.36	$22.01	$0.660	$0.000
Admiral Shares	21.36	22.02	0.680	0.000
Signal Shares	21.13	21.78	0.672	0.000
Institutional Shares	21.36	22.02	0.687	0.000

1	A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.
2	This share class also carries lower costs and is available to certain institutional shareholders who meet specific administrative, service, and account-size criteria.
3	Available for a minimum initial investment of $5 million, this class of shares also carries lower costs.
4	Weighted 60% stocks and 40% bonds. For stocks: MSCI® US Broad Market Index. For bonds: Lehman U.S. Aggregate Bond Index.
5	Derived from data provided by Lipper Inc.

Chairman’s Letter

Dear Shareholder,

Vanguard Balanced Index Fund Investor Shares returned 6.2% in 2007; the lower-cost Admiral, Signal, and Institutional Shares returned 6.3%, matching the return of the fund’s composite benchmark. The fund’s results fell just short of the average return among peers.

In a break with the pattern of the past few years, the broad U.S. bond market outperformed the broad U.S. stock market. As volatility returned to more normal levels after three years of relative calm, stock and bond returns followed somewhat inverse paths. Stocks had a strong first half, while bonds garnered nearly all their yearly gains in the second half. The fund’s balanced investment allocation—with 60% of assets in the broad stock market and 40% in the broad bond market—helped to smooth out some of the bumps in both markets. At year-end, the yield for the portfolio’s Investor Shares was 2.9%, unchanged from 12 months earlier.

For taxable investors, it’s worth noting that index funds can have tax advantages over actively managed funds. Historically, index funds’ low turnover and Vanguard’s disciplined management have limited the realization and distribution of capital gains. During 2007, the Balanced Index Fund did not distribute any capital gains. If you hold your shares in a taxable account, you may wish to review our report on the fund’s after-tax returns on page 28.

Stocks traced a jagged path to positive returns

The broad U.S. stock market returned a bit less than 6% in 2007, a fairly tame result that masked a year of ups and downs for equities. The gains in the first half of the year were largely surrendered in July and August as the subprime mortgage crisis reverberated beyond housing and financial-related companies, creating fears of a broader economic slowdown. The markets moved higher but remained volatile throughout the rest of the year as investors reacted to mixed economic data, a weakening U.S. dollar, and crude oil prices that surged to nearly $100 per barrel by year-end.

Against this backdrop, many investors sought stability in large-capitalization stocks, which outperformed small-caps for the year; meanwhile, growth stocks outpaced their value-oriented counterparts.

For U.S.-based investors, international stocks posted stronger results than U.S. equities for the sixth consecutive year, with much of the outperformance attributable to the weakness of the U.S. dollar. Emerging markets led the way, followed by developed economies in Europe and the Pacific region.

Risk aversion set the tone in the bond market

During the first half of 2007, the bond market was characterized by tight credit spreads, reflecting investors’ willingness

Market Barometer
	Average Annual Total Returns
	Periods Ended December 31, 2007
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	5.8%	9.1%	13.4%
Russell 2000 Index (Small-caps)	–1.6	6.8	16.2
Dow Jones Wilshire 5000 Index (Entire market)	5.7	9.2	14.1
MSCI All Country World Index ex USA (International)	17.1	20.4	24.5

Bonds
Lehman U.S. Aggregate Bond Index (Broad taxable market)	7.0%	4.6%	4.4%
Lehman Municipal Bond Index	3.4	3.9	4.3
Citigroup 3-Month Treasury Bill Index	4.7	4.2	2.9

CPI
Consumer Price Index	4.1%	3.3%	3.0%

to take on greater levels of risk to earn higher yields. That sentiment changed in the midsummer fallout from the subprime lending crisis. Investors grew wary of risk, and showed a preference for higher-quality corporate and government bonds.

This shift drove up prices for high-quality issues, and as the bonds’ prices rose, their yields fell. The yield of the benchmark 10-year Treasury note, for example, fell a full percentage point in the last half of the year (from 5.03% on June 30 to 4.03% at year-end). The Federal Reserve Board lowered its target for the federal funds rate three times in the final four months of 2007, pushing yields even lower on the shorter end of the maturity spectrum.

The broad taxable bond market returned 7.0%, outpacing the stock market for the first calendar year since 2002. Tax-exempt municipal bonds returned 3.4%.

Energy, tech, and industrials drove equity performance

The broad diversification of the fund’s equity portfolio—which invests across all market-capitalization and style categories as it seeks to capture the return of the overall stock market—serves in general to temper its performance compared with a single market-cap or style-oriented fund. This was evident in 2007, for instance, when the fund’s return was held in check by declines among small- and mid-cap value stocks but received a boost from the strong performance of mid-cap growth stocks.

Expense Ratios[1]
Your fund compared with its peer group
					Average
					Mixed-Asset
	Investor	Admiral	Signal	Institutional	Target Growth
	Shares	Shares	Shares	Shares	Fund
Balanced Index Fund	0.19%	0.10%	0.10%	0.07%	1.17%

1Fund expense ratios reflect the 12 months ended December 31, 2007. Peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2006.

Eight of the fund’s ten equity sectors advanced; leading contributors to return were energy, information technology, and industrials. Energy was the top performer (up +34%), buoyed by rising prices and particularly strong demand from rapidly developing emerging-market economies. Oil and natural gas producers as well as equipment and service providers were especially strong contributors. Booming technology and construction investments outside the United States drove noteworthy performances by information technology holdings (up +15%) and by industrials (up +13%). Among significant contributors were computer and software companies (in the fund’s tech sector); and aerospace and defense companies, as well as machinery manufacturers (in industrials).

Reversing course from 2006, financials and consumer discretionary stocks underperformed. Battered by the subprime-mortgage debacle and the liquidity crunch, financials—the largest sector, at about 20% of both the fund’s equity portfolio and the equity benchmark, on average—returned –17.4%. Credit woes, the slumping housing market, and mounting concerns about a slowing economy also led to consumer belt-tightening, which depressed specialty retailers and homebuilders.

On the fixed income side, continued fallout from the subprime mortgage market collapse engendered a “flight to quality” by anxious investors, making U.S. Treasury bonds the market’s best-performing sector for the year. The fund’s

Total Returns
Ten Years Ended December 31, 2007
Average
Annual Return
Balanced Index Fund Investor Shares	6.4%
Balanced Composite Index[1]	6.5
Average Mixed-Asset Target Growth Fund[2]	5.8
Spliced Total Stock Market Index[3]	6.3

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

1 Weighted 60% stocks and 40% bonds. For stocks: Dow Jones Wilshire 5000 Index through May 31, 2005; MSCI US Broad Market Index thereafter. For bonds: Lehman U.S. Aggregate Bond Index.

2 Derived from data provided by Lipper Inc.

3 Dow Jones Wilshire 5000 Index through May 31, 2005; MSCI US Broad Market Index thereafter.

fixed income portfolio benefited from its high-quality focus, with significant holdings of U.S. government and agency bonds. The decline in interest rates in the second half of the year—on the heels of a full-percentage-point reduction in the Federal Reserve Board’s target for the federal funds rate—also lifted fixed income returns.

Indexing is a proven strategy for the long term

Over the ten years ended December 31, 2007, the Balanced Index Fund met its primary objective of closely tracking the return of its composite benchmark. And, as shown in the table on page 5, the average annual return of Investor Shares exceeded the average annual returns of both the fund’s peer group and its equity-only benchmark for the decade. This performance demonstrates that a balanced investment approach can both provide long-term benefits and moderate a portfolio’s short-term ups and downs.

For a fund to closely track the returns of its benchmark consistently over time demands skill and discipline. The Balanced Index Fund’s success in meeting its objectives is a tribute to Vanguard’s Quantitative Equity and Fixed Income Groups—the fund’s advisors—which have developed and continually refined proprietary risk-control and trading systems for managing index funds. By keeping fund expenses low, Vanguard significantly enhances the fund’s ability to closely track its target index, which incurs no costs. And low expenses help you, the investor, keep more of the fund’s return, an advantage that compounds over time.

Balance, diversification, and low cost anchor the fund

The events of 2007—the woes in the U.S. housing market, subprime mortgage losses, a falling dollar, and rising oil prices—reminded us that fluctuations are inherent in financial markets. These events also reinforced the importance of Vanguard’s core beliefs in investing with a long-term view, diversifying within and across asset classes, and paying attention to costs.

By combining a balanced asset allocation with the tried-and-true power of indexing over the long haul, Vanguard’s Balanced Index Fund embodies each of these bedrock principles. The fund—which marked its 15th anniversary in 2007—offers all-in-one diversification across the broad U.S. stock and bond markets at a very low cost, plus simplicity and tax-efficiency. With these attributes, the fund can serve as a stand-alone portfolio or as an anchor for a portfolio that holds other index or actively managed funds, consistent with your goals, risk tolerance, and time horizon.

Thank you for entrusting your assets to Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

January 17, 2008

Fund Profile

As of December 31, 2007

Total Fund Characteristics

Yield
Investor Shares	2.9%
Admiral Shares	3.0%
Signal Shares	3.0%
Institutional Shares	3.0%
Turnover Rate	25.7%
Expense Ratio
Investor Shares	0.19%
Admiral Shares	0.10%
Signal Shares	0.10%
Institutional Shares	0.07%
Short-Term Reserves	0.5%

Sector Diversification (% of equity exposure)
		Broad
	Fund	Index[1]
Consumer Discretionary	9.6%	9.6%
Consumer Staples	8.9	8.9
Energy	12.0	12.0
Financials	17.6	17.6
Health Care	12.1	12.1
Industrials	11.9	11.9
Information Technology	16.8	16.8
Materials	3.9	3.9
Telecommunication Services	3.3	3.3
Utilities	3.9	3.9

Total Fund Volatility Measures[2]
	Fund Versus	Fund Versus
	Composite Index[3]	Spliced Index[4]
R-Squared	1.00	0.95
Beta	1.00	0.58

Ten Largest Stocks[5] (% of equity portfolio)

ExxonMobil Corp.	integrated oil and gas	3.2%
General Electric Co.	Industrial conglomerates	2.4
Microsoft Corp.	systems software	1.9
AT&T Inc.	Integrated telecommunication services	1.6
The Procter & Gamble Co.	household products	1.4
Chevron Corp.	integrated oil and gas	1.2
Johnson & Johnson	pharmaceuticals	1.2
Bank of America Corp.	Diversified financial services	1.1
Apple Inc.	computer hardware	1.1
Cisco Systems, Inc.	Communications equipment	1.0
Top Ten		16.1%
Top Ten as % of Total Net Assets		9.4%

Fund Asset Allocation

1	MSCI US Broad Market Index.
2	For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 31.
3

Balanced Composite Index: Weighted 60% stocks and 40% bonds. For stocks: Dow Jones Wilshire 5000 Index through May 31, 2005; MSCI US Broad Market Index thereafter. For bonds: Lehman U.S. Aggregate Bond Index.

4	Dow Jones Wilshire 5000 Index through May 31, 2005; MSCI US Broad Market Index thereafter.
5	“Ten Largest Stocks” excludes any temporary cash investments and equity index products.

Equity Characteristics
		Broad
	Fund	Index[1]
Number of Stocks	3,517	3,845
Median Market Cap	$37.8B	$37.8B
Price/Earnings Ratio	17.7x	17.7x
Price/Book Ratio	2.7x	2.7x
Dividend Yield	1.8%	1.8%
Return on Equity	19.2%	19.2%
Earnings Growth Rate	20.8%	20.7%
Foreign Holdings	0.3%	0.0%

Fixed Income Characteristics
		Broad
	Fund	Index[2]
Number of Bonds	2,293	9,193
Yield to Maturity	4.9%[3]	4.9%
Average Coupon	5.5%	5.5%
Average Effective Maturity	7.0 years	7.1 years
Average Quality[4]	Aa1	Aa1
Average Duration	4.4 years	4.4 years

Distribution by Credit Quality[4]
(% of fixed income portfolio)

Aaa	77.9%
Aa	6.0
A	8.6
Baa	7.4
Other	0.1

Sector Diversification[5]
(% of fixed income portfolio)

Asset-Backed/Commercial Mortgage-Backed	11.1%
Finance	8.7
Foreign	2.3
Government Mortgage-Backed	35.3
Industrial	9.5
Treasury/Agency	31.0
Utilities	1.9
Other	0.2

Equity Investment Focus

Fixed Income Investment Focus

1	MSCI US Broad Market Index.
2	Lehman U.S. Aggregate Bond Index.
3	Before expenses.
4	Moody’s Investors Service.
5	The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 1997–December 31, 2007

Initial Investment of $10,000

	Average Annual Total Returns
Periods Ended December 31, 2007				Final Value
				of a $10,000
	One Year	Five Years	Ten Years	Investment
Balanced Index Fund Investor Shares[1]	6.16%	10.08%	6.41%	$18,605
Spliced Total Stock Market Index[2]	5.59	13.96	6.29	18,399
Lehman U.S. Aggregate Bond Index	6.97	4.42	5.97	17,864
Balanced Composite Index[3]	6.29	10.21	6.52	18,801
Average Mixed-Asset Target Growth Fund[4]	6.42	10.45	5.81	17,593

				Final Value
			Since	of a $100,000
	One Year	Five Years	Inception[5]	Investment
Balanced Index Fund Admiral Shares	6.31%	10.18%	5.08%	$142,432
Spliced Total Stock Market Index[2]	5.59	13.96	3.96	131,883
Lehman U.S. Aggregate Bond Index	6.97	4.42	6.17	153,210
Balanced Composite Index[3]	6.29	10.21	5.14	142,995

1	Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.
2	Dow Jones Wilshire 5000 Index through May 31, 2005; MSCI US Broad Market Index thereafter.
3	Weighted 60% stocks and 40% bonds. For stocks: Dow Jones Wilshire 5000 Index through May 31, 2005; MSCI US Broad Market Index thereafter. For bonds: Lehman U.S. Aggregate Bond Index.
4	Derived from data provided by Lipper Inc.
5	Performance for the fund and its comparative standards is calculated since the following inception date for Admiral Shares: November 13, 2000.

Average Annual Total Returns
Periods Ended December 31, 2007
			Final Value of
		Since	a $1,000,000
	One Year	Inception[1]	Investment
Balanced Index Fund Signal Shares	6.29%	9.50%	$1,128,450
MSCI US Broad Market Index	5.59	11.12	1,150,779
Lehman U.S. Aggregate Bond Index	6.97	6.81	1,091,678
Balanced Composite Index[2]	6.29	9.48	1,128,145

				Final Value of
			Since	a $5,000,000
	One Year	Five Years	Inception[1]	Investment
Balanced Index Fund Institutional Shares	6.34%	10.22%	5.43%	$7,271,646
Spliced Total Stock Market Index[3]	5.59	13.96	4.56	6,855,186
Lehman U.S. Aggregate Bond Index	6.97	4.42	5.97	7,578,597
Balanced Composite Index[2]	6.29	10.21	5.46	7,284,018

Fiscal-Year Total Returns (%): December 31, 1997–December 31, 2007

		Balanced Index Fund
		Investor Shares		Balanced
				Composite
Fiscal	Capital	Income	Total	Index[2]
Year	Return	Return	Return	Total Return
1998	14.3%	3.6%	17.9%	18.1%
1999	10.2	3.4	13.6	13.4
2000	–5.1	3.1	–2.0	–2.2
2001	–6.3	3.3	–3.0	–3.1
2002	–12.4	2.9	–9.5	–9.0
2003	16.7	3.2	19.9	20.1
2004	6.5	2.8	9.3	9.3
2005	1.9	2.8	4.7	4.8
2006	7.8	3.2	11.0	11.1
2007	3.0	3.2	6.2	6.3

1	Performance for the fund and its comparative standards is calculated since the following inception dates: September 1, 2006, for Signal Shares; and December 1, 2000, for Institutional Shares.
2	Weighted 60% stocks and 40% bonds. For stocks: Dow Jones Wilshire 5000 Index through May 31, 2005; MSCI US Broad Market Index thereafter. For bonds: Lehman U.S. Aggregate Bond Index.
3	Dow Jones Wilshire 5000 Index through May 31, 2005; MSCI US Broad Market Index thereafter. Note: See Financial Highlights tables on pages 18–21 for dividend and capital gains information.

Financial Statements

Statement of Net Assets—Investments Summary

As of December 31, 2007

This Statement summarizes the fund’s holdings by asset type (common stocks, bonds, etc.) and by industry sector. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q.

Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	Common Stocks
	Consumer Discretionary
	McDonald’s Corp.	434,882	25,619	0.3%
†	Other—Consumer Discretionary		535,070	5.4%
			560,689	5.7%
	Consumer Staples
	The Procter & Gamble Co.	1,136,898	83,471	0.8%
	Altria Group, Inc.	768,142	58,056	0.6%
	The Coca-Cola Co.	759,785	46,628	0.5%
	PepsiCo, Inc.	589,521	44,745	0.5%
	Wal-Mart Stores, Inc.	899,532	42,755	0.4%
†	Other—Consumer Staples		244,648	2.5%
			520,303	5.3%
	Energy
	ExxonMobil Corp.	2,023,632	189,594	1.9%
	Chevron Corp.	777,817	72,594	0.7%
	ConocoPhillips Co.	564,048	49,805	0.5%
	Schlumberger Ltd.	434,963	42,787	0.4%
	Occidental Petroleum Corp.	303,184	23,342	0.3%
†	Other—Energy		320,170	3.3%
			698,292	7.1%
	Financials
	Bank of America Corp.	1,618,980	66,799	0.7%
	JPMorgan Chase & Co.	1,234,661	53,893	0.5%
	Citigroup, Inc.	1,814,975	53,433	0.5%
	American International Group, Inc.	795,314	46,367	0.5%
	Wells Fargo & Co.	1,179,379	35,605	0.4%
	The Goldman Sachs Group, Inc.	133,202	28,645	0.3%
	Wachovia Corp.	721,559	27,441	0.3%
	Fannie Mae	356,202	14,241	0.1%
	Freddie Mac	241,433	8,226	0.1%
†	Other—Financials		692,998	7.0%
			1,027,648	10.4%

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Health Care
	Johnson & Johnson	1,056,069	70,440	0.7%
	Pfizer Inc.	2,527,337	57,446	0.6%
	Merck & Co., Inc.	791,472	45,992	0.5%
	Abbott Laboratories	563,923	31,664	0.3%
	UnitedHealth Group Inc.	483,426	28,135	0.3%
†	Other—Health Care		474,201	4.8%
			707,878	7.2%
Industrials
	General Electric Co.	3,738,364	138,581	1.4%
	United Technologies Corp.	343,758	26,311	0.3%
	The Boeing Co.	271,642	23,758	0.2%
†	Other—Industrials		508,375	5.2%
			697,025	7.1%
Information Technology
	Microsoft Corp.	3,078,554	109,597	1.1%
*	Apple Inc.	317,370	62,865	0.7%
*	Cisco Systems, Inc.	2,215,135	59,964	0.6%
*	Google Inc.	84,975	58,759	0.6%
	Intel Corp.	2,130,707	56,805	0.6%
	International Business Machines Corp.	496,359	53,656	0.6%
	Hewlett-Packard Co.	955,493	48,233	0.5%
*	Oracle Corp.	1,492,393	33,698	0.3%
	QUALCOMM Inc.	610,888	24,038	0.2%
†	Other—Information Technology		471,769	4.8%
			979,384	10.0%

†	Materials		225,500	2.3%

Telecommunication Services
	AT&T Inc.	2,225,230	92,481	0.9%
	Verizon Communications Inc.	1,059,048	46,270	0.5%
†	Other—Telecommunication Services		53,535	0.6%
			192,286	2.0%

†	Utilities		225,656	2.3%
Total Common Stocks (Cost $3,800,726)			5,834,661	59.4%[1]
			Face	Market	Percentage
		Maturity	Amount	Value•	of Net
	Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
U.S. Treasury Bond	8.750%	5/15/17	60,425	82,150	0.8%
U.S. Treasury Bond	7.250%	5/15/16	36,615	44,991	0.5%
U.S. Treasury Bond	7.625%	2/15/25	32,225	44,163	0.5%
U.S. Treasury Bond	5.375%	2/15/31	31,525	35,505	0.4%
U.S. Treasury Bond	8.750%	8/15/20	23,925	34,056	0.3%
U.S. Treasury Bond	6.750%	8/15/26	19,545	25,002	0.3%
U.S. Treasury Bond	4.000%	2/15/15	23,025	23,342	0.2%
U.S. Treasury Bond	3.625%–13.250%	5/15/13–2/15/37	97,490	119,793	1.2%
U.S. Treasury Note	4.500%	9/30/11	39,130	40,811	0.4%
U.S. Treasury Note	4.500%	4/30/12	32,600	34,052	0.3%
U.S. Treasury Note	3.875%	5/15/10	27,750	28,270	0.3%

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
	U.S. Treasury Note	3.875%	5/15/09	27,187	27,459	0.3%
	U.S. Treasury Note	2.625%–6.500%	1/31/08–8/15/17	322,664	331,421	3.4%
					871,015	8.9%
Agency Bonds and Notes
[2]	Federal Home Loan
	Mortgage Corp.	5.250%	5/21/09	26,000	26,545	0.3%
[2]	Federal Home Loan
	Mortgage Corp.	4.125%–7.000%	2/17/09–3/15/31	97,740	102,830	1.0%
[2]	Federal National
	Mortgage Assn.	3.875%–7.250%	1/15/09–7/15/37	102,920	109,414	1.1%
†	Other—Agency Bonds and Notes				109,688	1.1%
					348,477	3.5%
Mortgage-Backed Securities
	Conventional Mortgage-Backed Securities
[2,3]	Federal Home Loan
	Mortgage Corp.	4.000%–10.000%	1/1/08–1/1/38	572,445	573,080	5.8%
[2,3]	Federal National
	Mortgage Assn.	4.000%–10.500%	1/1/08–1/1/38	676,278	677,740	6.9%
[3]	Government National
	Mortgage Assn.	4.500%–11.000%	5/15/08–1/1/38	139,036	140,934	1.4%
	Nonconventional Mortgage-Backed Securities
[2,3]	Federal Home Loan
	Mortgage Corp.	4.296%–6.525%	11/1/33–10/1/37	52,080	52,618	0.5%
[2,3]	Federal National
	Mortgage Assn.	4.137%–6.625%	11/1/33–9/1/37	91,602	92,601	1.0%
					1,536,973	15.6%
Total U.S. Government and Agency Obligations (Cost $2,699,192)					2,756,465	28.0%
Corporate Bonds
Asset-Backed/Commercial Mortgage-Backed Securities
[3,4]	Chase Issuance Trust	5.038%	1/15/08	27,700	27,673	0.3%
†	Other—Asset-Backed/Commercial Mortgage-Backed Securities				264,506	2.7%
					292,179	3.0%
Finance
†	Banking				146,069	1.5%
†	Brokerage				67,269	0.7%
	Finance Companies
	General Electric
	Capital Corp.	3.125%–6.750%	4/1/09–11/15/67	23,025	23,944	0.3%
†	Other—Finance Companies				40,878	0.4%
†	Insurance				47,316	0.5%
†	Real Estate Investment Trusts				15,726	0.1%
†	Finance—Other				571	0.0%
					341,773	3.5%
Industrial
†	Basic Industry				22,164	0.2%
	Capital Goods
	General Electric Co.	5.000%	2/1/13	3,000	3,051	0.0%
†	Other—Capital Goods				37,087	0.4%
	Communication
	AT&T Inc.	4.125%–8.000%	5/15/08–1/15/38	11,170	11,664	0.1%
	AT&T Wireless	7.875%–8.750%	3/1/11–3/1/31	3,775	4,293	0.1%
	BellSouth Capital Funding	7.875%	2/15/30	150	174	0.0%
	BellSouth Corp.	4.200%–6.875%	9/15/09–11/15/34	1,690	1,725	0.0%

BellSouth Telecommunications	6.375%	6/1/28	1,565	1,549	0.0%
Cingular Wireless LLC	6.500%–7.125%	12/15/11–12/15/31	1,350	1,480	0.0%

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
	Pacific Bell	7.125%	3/15/26	200	211	0.0%
†	Other—Communication				77,154	0.8%
†	Consumer Cyclical				56,976	0.6%
†	Consumer Noncyclical				74,044	0.8%
†	Energy				41,616	0.4%
†	Technology				21,554	0.2%
†	Transportation				19,544	0.2%
†	Industrial—Other				1,516	0.0%
					375,802	3.8%
Utilities
†	Electric				56,031	0.5%
†	Natural Gas				17,775	0.2%
					73,806	0.7%
Total Corporate Bonds (Cost $1,085,963)					1,083,560	11.0%
†	Sovereign Bonds (U.S. Dollar-Denominated) (Cost $88,467)				90,990	0.9%
†	Taxable Municipal Bonds (Cost $8,243)				8,480	0.1%
Temporary Cash Investments
† 5	U.S. Agency Obligation				2,988	0.0%

				Shares
Money Market Fund
[6]	Vanguard Market
	Liquidity Fund	4.664%		82,717,188	82,717	0.8%
[6]	Vanguard Market
	Liquidity Fund—Note E	4.664%		24,528,251	24,528	0.3%
					107,245	1.1%
Total Temporary Cash Investments (Cost $110,233)					110,233	1.1%[1]
[7]Total Investments (Cost $7,792,824)					9,884,389	100.5%
Other Assets and Liabilities
Other Assets—Note B					78,534	0.8%
Liabilities—Note E					(129,401)	(1.3%)
					(50,867)	(0.5%)
Net Assets					9,833,522	100.0%

At December 31, 2007, net assets consisted of:[8]
Amount
($000)
Paid-in Capital	7,883,696
Overdistributed Net Investment Income	(10,407)
Accumulated Net Realized Losses	(132,899)
Unrealized Appreciation
Investment Securities	2,091,565
Futures Contracts	260
Swap Contracts	1,307
Net Assets	9,833,522

Investor Shares—Net Assets
Applicable to 168,862,398 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,717,349
Net Asset Value Per Share—Investor Shares	$22.01

Admiral Shares—Net Assets
Applicable to 92,665,146 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,040,074
Net Asset Value Per Share—Admiral Shares	$22.02

Signal Shares—Net Assets
Applicable to 53,941,427 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,174,870
Net Asset Value Per Share—Signal Shares	$21.78

Institutional Shares—Net Assets
Applicable to 131,778,399 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,901,229
Net Asset Value Per Share—Institutional Shares	$22.02

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 59.7% and 0.8%, respectively, of net assets. See Note C in Notes to Financial Statements.

2

The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Adjustable-rate note.
5	Securities with a value of $2,988,000 have been segregated as initial margin for open futures contracts.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7

Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, the aggregate value of these securities was $27,178,000, representing 0.3% of net assets.

8	See Note C in Notes to Financial Statements for the tax-basis components of net assets.

Statement of Operations

Year Ended
December 31, 2007
($000)
Investment Income
Income
Dividends	103,547
Interest[1]	202,556
Security Lending	1,218
Total Income	307,321
Expenses
The Vanguard Group—Note B
Investment Advisory Services	331
Management and Administrative—Investor Shares	5,995
Management and Administrative—Admiral Shares	1,692
Management and Administrative—Signal Shares	569
Management and Administrative—Institutional Shares	994
Marketing and Distribution—Investor Shares	998
Marketing and Distribution—Admiral Shares	410
Marketing and Distribution—Signal Shares	82
Marketing and Distribution—Institutional Shares	729
Custodian Fees	112
Auditing Fees	32
Shareholders’ Reports—Investor Shares	79
Shareholders’ Reports—Admiral Shares	5
Shareholders’ Reports—Signal Shares	12
Shareholders’ Reports—Institutional Shares	47
Trustees’ Fees and Expenses	13
Total Expenses	12,100
Net Investment Income	295,221
Realized Net Gain (Loss)
Investment Securities Sold	80,067
Futures Contracts	869
Swap Contracts	(896)
Realized Net Gain (Loss)	80,040
Change in Unrealized Appreciation (Depreciation)
Investment Securities	205,028
Futures Contracts	312
Swap Contracts	1,336
Change in Unrealized Appreciation (Depreciation)	206,676
Net Increase (Decrease) in Net Assets Resulting from Operations	581,937

1	Interest income from an affiliated company of the fund was $4,633,000.

Statement of Changes in Net Assets

	Year Ended December 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	295,221	255,080
Realized Net Gain (Loss)	80,040	(44,260)
Change in Unrealized Appreciation (Depreciation)	206,676	700,683
Net Increase (Decrease) in Net Assets Resulting from Operations	581,937	911,503
Distributions
Net Investment Income
Investor Shares	(114,685)	(116,477)
Admiral Shares	(69,734)	(61,669)
Signal Shares	(23,471)	(5,766)
Institutional Shares	(88,153)	(72,217)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
Total Distributions	(296,043)	(256,129)
Capital Share Transactions—Note F
Investor Shares	(327,478)	(480,885)
Admiral Shares	(302,634)	248,296
Signal Shares	739,779	417,743
Institutional Shares	153,741	471,101
Net Increase (Decrease) from Capital Share Transactions	263,408	656,255
Total Increase (Decrease)	549,302	1,311,629
Net Assets
Beginning of Period	9,284,220	7,972,591
End of Period[1]	9,833,522	9,284,220

1	Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($10,407,000) and ($9,330,000).

Financial Highlights

Investor Shares

	Year Ended December 31,
For a Share Outstanding
Throughout Each Period	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$21.36	$19.81	$19.45	$18.27	$15.65
Investment Operations
Net Investment Income	.66	.60	.52	.49	.44
Net Realized and Unrealized Gain (Loss)
on Investments	.65	1.55	.37	1.19	2.63
Total from Investment Operations	1.31	2.15	.89	1.68	3.07
Distributions
Dividends from Net Investment Income	(.66)	(.60)	(.53)	(.50)	(.45)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.66)	(.60)	(.53)	(.50)	(.45)
Net Asset Value, End of Period	$22.01	$21.36	$19.81	$19.45	$18.27

Total Return[1]	6.16%	11.02%	4.65%	9.33%	19.87%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,717	$3,926	$4,098	$4,674	$3,895
Ratio of Total Expenses to
Average Net Assets	0.19%	0.20%	0.20%	0.20%	0.22%
Ratio of Net Investment Income to
Average Net Assets	2.99%	2.93%	2.69%	2.66%	2.68%
Portfolio Turnover Rate	26%	33%	31%	26%	27%

1	Total returns do not include the account service fee that may be applicable to certain accounts with balances under $10,000.

Admiral Shares

	Year Ended December 31,
For a Share Outstanding
Throughout Each Period	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$21.36	$19.82	$19.45	$18.28	$15.65
Investment Operations
Net Investment Income	.69	.608	.547	.497	.462
Net Realized and Unrealized Gain (Loss)
on Investments	.65	1.550	.370	1.190	2.630
Total from Investment Operations	1.34	2.158	.917	1.687	3.092
Distributions
Dividends from Net Investment Income	(.68)	(.618)	(.547)	(.517)	(.462)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.68)	(.618)	(.547)	(.517)	(.462)
Net Asset Value, End of Period	$22.02	$21.36	$19.82	$19.45	$18.28

Total Return	6.31%	11.06%	4.79%	9.37%	20.02%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,040	$2,263	$1,860	$954	$750
Ratio of Total Expenses to
Average Net Assets	0.10%	0.11%	0.11%	0.11%	0.15%
Ratio of Net Investment Income to
Average Net Assets	3.08%	3.02%	2.78%	2.75%	2.74%
Portfolio Turnover Rate	26%	33%	31%	26%	27%

Signal Shares
	Year	Sept. 1,
	Ended	2006[1] to
	Dec. 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2007	2006
Net Asset Value, Beginning of Period	$21.13	$20.22
Investment Operations
Net Investment Income	.671	.209
Net Realized and Unrealized Gain (Loss) on Investments	.651	1.030
Total from Investment Operations	1.322	1.239
Distributions
Dividends from Net Investment Income	(.672)	(.329)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.672)	(.329)
Net Asset Value, End of Period	$21.78	$21.13

Total Return	6.29%	6.17%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,175	$429
Ratio of Total Expenses to Average Net Assets	0.10%	0.11%*
Ratio of Net Investment Income to Average Net Assets	3.08%	3.02%*
Portfolio Turnover Rate	26%	33%

1	Inception.
*	Annualized.

Institutional Shares

	Year Ended December 31,
For a Share Outstanding
Throughout Each Period	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$21.36	$19.82	$19.46	$18.28	$15.65
Investment Operations
Net Investment Income	.697	.614	.543	.512	.47
Net Realized and Unrealized Gain (Loss)
on Investments	.650	1.550	.370	1.190	2.63
Total from Investment Operations	1.347	2.164	.913	1.702	3.10
Distributions
Dividends from Net Investment Income	(.687)	(.624)	(.553)	(.522)	(.47)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.687)	(.624)	(.553)	(.522)	(.47)
Net Asset Value, End of Period	$22.02	$21.36	$19.82	$19.46	$18.28

Total Return	6.34%	11.10%	4.77%	9.45%	20.07%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,901	$2,666	$2,014	$1,656	$1,131
Ratio of Total Expenses to
Average Net Assets	0.07%	0.08%	0.08%	0.08%	0.10%
Ratio of Net Investment Income to
Average Net Assets	3.11%	3.05%	2.81%	2.78%	2.79%
Portfolio Turnover Rate	26%	33%	31%	26%	27%

See accompanying Notes, which are an integral part of the Financial Statements.

Notes to Financial Statements

Vanguard Balanced Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, Admiral Shares, Signal Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria.

Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Mortgage Dollar Rolls: The fund has entered into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities, and is compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Net Assets. The primary risk associated with mortgage dollar rolls is that a counterparty will default on its obligations to deliver purchased securities.

3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market or sell futures contracts in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

4. Swap Contracts: The fund has entered into interest rate swap transactions. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional principal amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The fund has also entered into swap transactions to earn the total return on an index of fixed income securities. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. A primary risk for interest rate and total return swaps is that a counterparty will default on its obligation to pay net amounts due to the fund.

5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

7. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2007, the fund had contributed capital of $828,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.83% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Realized and unrealized gains (losses) on certain of the fund’s swap contracts are treated as ordinary income (loss) for tax purposes; the effect on the fund’s income dividends to shareholders is offset by a change in principal return. Realized losses of $255,000 on swap contracts have been reclassified from accumulated net realized losses to overdistributed net investment income.

For tax purposes, at December 31, 2007, the fund had $3,240,000 of ordinary income available for distribution. The fund had available realized losses of $132,735,000 to offset future net capital gains of $25,260,000 through December 31, 2011, $61,005,000 through December 31, 2013, and $46,470,000 through December 31, 2014.

At December 31, 2007, the cost of investment securities for tax purposes was $7,792,939,000. Net unrealized appreciation of investment securities for tax purposes was $2,091,450,000, consisting of unrealized gains of $2,385,646,000 on securities that had risen in value since their purchase and $294,196,000 in unrealized losses on securities that had fallen in value since their purchase.

At December 31, 2007, the aggregate settlement value of open futures contracts expiring in March 2008 and the related unrealized appreciation (depreciation) were:

		($000)
		Aggregate	Unrealized
	Number of	Settlement	Appreciation
Futures Contracts	Long Contracts	Value	(Depreciation)
S&P 500 Index	69	25,482	144
Russell 2000 Index	11	4,247	89
S&P MidCap 400 Index	5	2,162	37
E-mini S&P 500 Index	25	1,846	(10)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

At December 31, 2007, the fund had the following open swap contracts:

Interest Rate Swaps
			Fixed	Floating	Unrealized
		Notional	Interest Rate	Interest Rate	Appreciation
		Amount	Received	Received	(Depreciation)
Termination Date	Dealer[1]	($000)	(Paid)	(Paid)[2]	($000)
1/3/10	JPM	4,800	3.810%	(4.703%)	—
1/3/13	LEH	8,000	4.183%	(4.703%)	—
1/3/18	LEH	5,125	4.663%	(4.703%)	—

Total Return Swaps
					Unrealized
			Notional	Floating	Appreciation
			Amount	Interest	(Depreciation)
Reference Entity/Termination Date		Dealer[1]	($000)	Rate Paid[3]	($000)
Commercial Mortgage-Backed Securities Index
1/31/08		LEH	15,000	4.631%	123
4/30/08		BA	55,500	4.750%	437
4/30/08		BA	19,600	4.650%	156
4/30/08		LEH	29,000	4.781%	233
5/31/08		BA	8,500	4.600%	68
6/30/08		LEH	25,000	4.421%	208
11/30/08		LEH	8,000	4.781%	64
Hybrid ARM Index
3/31/08		LEH	3,000	4.621%	9
4/30/08		LEH	3,000	4.621%	9
					1,307

D. During the year ended December 31, 2007, the fund purchased $937,546,000 of investment securities and sold $795,786,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $1,688,510,000 and $1,649,207,000, respectively.

E. The market value of securities on loan to broker-dealers at December 31, 2007, was $22,439,000, for which the fund received cash collateral of $24,528,000.

1	BA—Bank of America, N.A.

JPM—JPMorgan (Morgan Guaranty Trust Company of New York).

LEH—Lehman Brothers Special Financing Inc.

2	Based on three-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.
3	Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

F. Capital share transactions for each class of shares were:

	Year Ended December 31,
	2007		2006
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	701,449	31,931	828,854	40,800
Issued in Lieu of Cash Distributions	111,329	5,050	112,866	5,526
Redeemed	(1,140,256)	(51,914)	(1,422,605)	(69,356)
Net Increase (Decrease)—Investor Shares	(327,478)	(14,933)	(480,885)	(23,030)
Admiral Shares
Issued	481,912	21,920	525,786	25,650
Issued in Lieu of Cash Distributions	62,440	2,833	55,773	2,724
Redeemed	(846,986)	(38,042)	(333,263)	(16,286)
Net Increase (Decrease)—Admiral Shares	(302,634)	(13,289)	248,296	12,088
Signal Shares
Issued	840,317	38,210	425,402	20,682
Issued in Lieu of Cash Distributions	23,083	1,056	5,766	278
Redeemed	(123,621)	(5,640)	(13,425)	(645)
Net Increase (Decrease)—Signal Shares	739,779	33,626	417,743	20,315
Institutional Shares
Issued	461,932	21,011	857,611	42,138
Issued in Lieu of Cash Distributions	87,807	3,982	71,661	3,498
Redeemed	(395,998)	(18,004)	(458,171)	(22,499)
Net Increase (Decrease)—Institutional Shares	153,741	6,989	471,101	23,137

G. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, effective for the fund’s current fiscal year. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004–2007) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the fund’s financial statements.

Report of Independent Registered

Public Accounting Firm

To the Trustees and the Shareholders of Vanguard Balanced Index Fund:

In our opinion, the accompanying statement of net assets–investments summary and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Balanced Index Fund (the “Fund”) at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian and brokers and by agreement to the underlying ownership records for Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 8, 2008

Special 2007 tax information (unaudited) for Vanguard Balanced Index Fund

This information for the fiscal year ended December 31, 2007, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $99,174,000 of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, 33.2% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: Balanced Index Fund Investor Shares[1]
Periods Ended December 31, 2007
	One	Five	Ten
	Year	Years	Years
Returns Before Taxes	6.16%	10.08%	6.41%
Returns After Taxes on Distributions	5.27	9.23	5.28
Returns After Taxes on Distributions and Sale of Fund Shares	4.21	8.32	4.89

1	Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2007
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Balanced Index Fund	6/30/2007	12/31/2007	Period[1]
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,013.05	$0.96
Admiral Shares	1,000.00	1,013.96	0.51
Signal Shares	1,000.00	1,013.42	0.51
Institutional Shares	1,000.00	1,014.09	0.36
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.25	$0.97
Admiral Shares	1,000.00	1,024.70	0.51
Signal Shares	1,000.00	1,024.70	0.51
Institutional Shares	1,000.00	1,024.85	0.36

1

The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratios for that period are 0.19% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, and 0.07% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Note that the expenses shown in the table on page 29 are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Glossary

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s fixed income holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers. U.S. Treasury securities are considered to have the highest credit quality.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. The current, annualized rate of dividends paid on a share of stock, divided by its current share price. For a fund, the weighted average yield for stocks it holds. The index yield is based on the current annualized rate of dividends paid on stocks in the index.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield. A snapshot of a fund’s income from interest and dividends. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief Executive
Trustee since May 1987;	Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment
Chairman of the Board and	companies served by The Vanguard Group.
Chief Executive Officer
152 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
152 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman, President, and
Trustee since December 2001[2]	Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of
152 Vanguard Funds Overseen	the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) since 2005; Trustee of Drexel University and of the
Chemical Heritage Foundation.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
152 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and
the University Center for Human Values (1990–2004), Princeton University; Director of
Carnegie Corporation of New York since 2005 and of Schuylkill River Development
Corporation and Greater Philadelphia Chamber of Commerce since 2004.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and
Trustee since July 1998	Chief Global Diversity Officer since 2006, Vice President and Chief Information
152 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson &
Johnson (pharmaceuticals/consumer products); Director of the University Medical
Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance
Trustee since December 2004	and Banking, Harvard Business School; Senior Associate Dean, Director of Faculty
152 Vanguard Funds Overseen	Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman
of UNX, Inc. (equities trading firm) since 2003; Chair of the Investment Committee of
HighVista Strategies LLC (private investment firm) since 2005.

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director
152 Vanguard Funds Overseen	of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines) and
152 Vanguard Funds Overseen	AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Treasurer since July 1998	Treasurer of each of the investment companies served by The Vanguard Group.
152 Vanguard Funds Overseen

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard
Secretary since July 2005	Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of
152 Vanguard Funds Overseen	The Vanguard Group, and of each of the investment companies served by The Vanguard
Group, since 2005; Principal of The Vanguard Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	F. William McNabb, III	Ralph K. Packard
Mortimer J. Buckley	Paul A. Heller	Michael S. Miller	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1  Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2  December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600

Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Vanguard.com, Admiral, Signal, Connect
with Vanguard, and the ship logo are trademarks of
Direct Investor Account Services > 800-662-2739	The Vanguard Group, Inc.

Institutional Investor Services > 800-523-1036	All other marks are the exclusive property of their
respective owners.
Text Telephone for People
With Hearing Impairment > 800-952-3335	All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting our website, www.vanguard.com,
This material may be used in conjunction	and searching for “proxy voting guidelines,” or by
with the offering of shares of any Vanguard	calling Vanguard at 800-662-2739. The guidelines are
fund only if preceded or accompanied by	also available from the SEC’s website, www.sec.gov.
the fund’s current prospectus.	In addition, you may obtain a free report on how your
fund voted the proxies for securities it owned during
the 12 months ended June 30. To get the report, visit
The funds or securities referred to herein are not	either www.vanguard.com or www.sec.gov.
sponsored, endorsed, or promoted by MSCI, and
MSCI bears no liability with respect to any such funds	You can review and copy information about your fund
or securities. For any such funds or securities, the	at the SEC’s Public Reference Room in Washington, D.C.
prospectus or the Statement of Additional Information	To find out more about this public service, call the SEC
contains a more detailed description of the limited	at 202-551-8090. Information about your fund is also
relationship MSCI has with The Vanguard Group and	available on the SEC’s website, and you can receive
any related funds.	copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.
© 2008 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q020 022008

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2007

				Market
				Value
			Shares	($000)
Common Stocks (59.4%)[1]
Consumer Discretionary (5.7%)
		McDonald’s Corp.	434,882	25,619
		Time Warner, Inc.	1,360,685	22,465
		The Walt Disney Co.	672,770	21,717
*		Comcast Corp. Class A	989,143	18,062
		News Corp., Class A	825,951	16,924
		Home Depot, Inc.	615,251	16,575
		Target Corp.	294,002	14,700
		Lowe’s Cos., Inc.	542,417	12,269
*		Amazon.com, Inc.	113,199	10,487
*		Viacom Inc. Class B	217,145	9,537
		NIKE, Inc. Class B	133,590	8,582
		Johnson Controls, Inc.	216,655	7,808
		Best Buy Co., Inc.	147,816	7,783
		Yum! Brands, Inc.	189,974	7,270
		Carnival Corp.	159,792	7,109
		CBS Corp.	233,553	6,364
		Harrah’s Entertainment, Inc.	68,587	6,087
*		DIRECTV Group, Inc.	260,484	6,022
		Staples, Inc.	260,586	6,012
		Clear Channel Communications, Inc.	172,912	5,969
		Omnicom Group Inc.	120,274	5,717
*		Starbucks Corp.	272,787	5,584
		The McGraw-Hill Cos., Inc.	124,228	5,442
		International Game Technology	120,338	5,286
*		Liberty Media Corp.—Capital Series A	44,961	5,238
*		Kohl’s Corp.	112,260	5,142
		TJX Cos., Inc.	164,549	4,727
		The Gap, Inc.	206,828	4,401
		Harley-Davidson, Inc.	92,066	4,300
*		Ford Motor Co.	631,141	4,248
		Marriott International, Inc. Class A	123,902	4,235
		Garmin Ltd.	43,500	4,220
*		Liberty Media Corp.—Interactive Series A	220,429	4,206
*		Coach, Inc.	136,739	4,181
*		MGM Mirage, Inc.	49,145	4,129
		Macy’s Inc.	159,376	4,123
		General Motors Corp.	165,238	4,113
		Fortune Brands, Inc.	55,941	4,048
*		Las Vegas Sands Corp.	39,000	4,019
*		Apollo Group, Inc. Class A	53,878	3,780
		Starwood Hotels & Resorts Worldwide, Inc.	77,991	3,434
		J.C. Penney Co., Inc. (Holding Co.)	77,947	3,429
		Gannett Co., Inc.	85,244	3,325
*		GameStop Corp. Class A	52,348	3,251
*		Bed Bath & Beyond, Inc.	100,659	2,958
*	^	Sears Holdings Corp.	28,746	2,934
*		EchoStar Communications Corp. Class A	76,659	2,892
		Genuine Parts Co.	62,174	2,879
		Mattel, Inc.	144,554	2,752
		Nordstrom, Inc.	72,388	2,659
		Newell Rubbermaid, Inc.	102,025	2,640
		Abercrombie & Fitch Co.	32,263	2,580
*		Liberty Global, Inc. Class A	65,562	2,569

	Tim Hortons, Inc.	69,108	2,552
	Wynn Resorts Ltd.	22,154	2,484
*	Liberty Global, Inc. Series C	67,845	2,482
	Limited Brands, Inc.	130,954	2,479
*	Discovery Holding Co. Class A	98,093	2,466
	Sherwin-Williams Co.	40,639	2,359
	Whirlpool Corp.	28,831	2,353
	Tiffany & Co.	50,263	2,314
	Eastman Kodak Co.	105,571	2,309
	VF Corp.	32,485	2,230

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2007

				Market
				Value
			Shares	($000)

		H & R Block, Inc.	119,687	2,223
*		Expedia, Inc.	69,714	2,204
		Royal Caribbean Cruises, Ltd.	50,434	2,140
*		AutoZone Inc.	17,295	2,074
*		Cablevision Systems NY Group Class A	84,301	2,065
		BorgWarner, Inc.	42,332	2,049
*		The Goodyear Tire & Rubber Co.	69,557	1,963
*		IAC/InterActiveCorp	72,308	1,947
*		Time Warner Cable, Inc.	65,400	1,805
*		Comcast Corp. Special Class A	97,197	1,761
		Virgin Media Inc.	101,910	1,747
		Black & Decker Corp.	24,403	1,700
		Harman International Industries, Inc.	22,786	1,680
*		Penn National Gaming, Inc.	26,876	1,600
		Washington Post Co. Class B	1,994	1,578
*	^	CarMax, Inc.	79,442	1,569
		Wyndham Worldwide Corp.	66,386	1,564
*	^	Sirius Satellite Radio, Inc.	509,652	1,544
		Autoliv, Inc.	29,034	1,530
*		Priceline.com, Inc.	13,322	1,530
		American Eagle Outfitters, Inc.	72,515	1,506
		Service Corp. International	106,659	1,499
*		Mohawk Industries, Inc.	19,992	1,487
		Advance Auto Parts, Inc.	39,085	1,485
		E.W. Scripps Co. Class A	32,558	1,465
		Hasbro, Inc.	56,015	1,433
*		Interpublic Group of Cos., Inc.	173,666	1,408
*		Office Depot, Inc.	99,742	1,387
		D. R. Horton, Inc.	104,598	1,378
		Darden Restaurants Inc.	49,555	1,373
*		XM Satellite Radio Holdings, Inc.	111,979	1,371
		Lamar Advertising Co. Class A	28,424	1,366
		Polo Ralph Lauren Corp.	22,098	1,365
		The Stanley Works	27,185	1,318
*		O’Reilly Automotive, Inc.	40,381	1,310
		Ross Stores, Inc.	51,115	1,307
*		ITT Educational Services, Inc.	14,873	1,268
*		Urban Outfitters, Inc.	43,000	1,172
		PetSmart, Inc.	49,703	1,170
		DeVry, Inc.	22,068	1,147
		WABCO Holdings Inc.	22,770	1,141
		Centex Corp.	44,582	1,126
		Leggett & Platt, Inc.	64,158	1,119
		Family Dollar Stores, Inc.	52,797	1,015
*		Toll Brothers, Inc.	48,876	980
*		Saks Inc.	47,012	976
		Snap-On Inc.	20,135	971
		Idearc Inc.	54,459	956
*		R.H. Donnelley Corp.	26,139	954
*		Hanesbrands Inc.	35,082	953
*		Dollar Tree Stores, Inc.	36,068	935
		Strayer Education, Inc.	5,400	921

*	AutoNation, Inc.	58,060	909
	Orient-Express Hotel Ltd.	15,800	909
	Williams-Sonoma, Inc.	34,917	904
*	Bally Technologies Inc.	17,935	892
*	LKQ Corp.	42,320	890
	Gentex Corp.	50,045	889
	New York Times Co. Class A	50,408	884
*	Career Education Corp.	34,928	878
*	Dick’s Sporting Goods, Inc.	31,226	867
*	Scientific Games Corp.	25,794	858
	Pulte Homes, Inc.	81,132	855
*	NVR, Inc.	1,627	853
	Wendy’s International, Inc.	32,561	841
	Sotheby’s	22,074	841

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2007

				Market
				Value
			Shares	($000)

		RadioShack Corp.	48,837	823
		Brinker International, Inc.	41,200	806
*		Chipotle Mexican Grill, Inc. Class B	6,455	794
		Foot Locker, Inc.	58,132	794
		Meredith Corp.	14,372	790
		Lennar Corp. Class A	43,960	786
		Liz Claiborne, Inc.	38,429	782
		Burger King Holdings Inc.	27,319	779
*		Aeropostale, Inc.	28,750	762
		Tupperware Brands Corp.	22,990	759
		Phillips-Van Heusen Corp.	20,600	759
*	^	Chipotle Mexican Grill, Inc.	5,036	741
*		Fossil, Inc.	17,404	731
		Boyd Gaming Corp.	21,056	717
*		Deckers Outdoor Corp.	4,600	713
*		DreamWorks Animation SKG, Inc.	27,820	711
*		Lear Corp.	25,519	706
*		J. Crew Group, Inc.	14,600	704
		Barnes & Noble, Inc.	19,793	682
*		Jarden Corp.	28,431	671
		Guess ?, Inc.	17,455	661
		John Wiley & Sons Class A	15,398	659
*		Big Lots Inc.	41,142	658
		Jones Apparel Group, Inc.	41,040	656
*		AnnTaylor Stores Corp.	25,328	647
*		Marvel Entertainment, Inc.	23,601	630
	^	Polaris Industries, Inc.	13,190	630
*		Gaylord Entertainment Co.	15,440	625
*		Crocs, Inc.	16,500	607
*		The Cheesecake Factory Inc.	25,392	602
		KB Home	27,813	601
*		Life Time Fitness, Inc.	12,083	600
*		Jack in the Box Inc.	23,080	595
*		Chico’s FAS, Inc.	65,501	591
*		The Warnaco Group, Inc.	16,900	588
*		Getty Images, Inc.	19,904	577
*		WMS Industries, Inc.	15,650	573
		OfficeMax, Inc.	27,657	571
		Brunswick Corp.	33,408	570
		Belo Corp. Class A	32,250	562
*		Vail Resorts Inc.	10,300	554
*		Sonic Corp.	24,691	541
		Matthews International Corp.	11,514	540
*		Pinnacle Entertainment, Inc.	22,400	528
		Weight Watchers International, Inc.	11,643	526
		Thor Industries, Inc.	13,682	520
		MDC Holdings, Inc.	13,940	518
		Men’s Wearhouse, Inc.	19,092	515
*	^	Netflix.com, Inc.	19,338	515
		Regal Entertainment Group Class A	26,900	486
		Wolverine World Wide, Inc.	19,775	485
		Tempur-Pedic International Inc.	18,636	484

*	Corinthian Colleges, Inc.	31,391	483
	International Speedway Corp.	11,655	480
*	Tractor Supply Co.	13,149	473
*	Scholastic Corp.	13,500	471
	Interactive Data Corp.	14,133	467
*	Gemstar-TV Guide International, Inc.	97,950	466
*	Under Armour, Inc.	10,582	462
	Arbitron Inc.	10,978	456
*	Tenneco Automotive, Inc.	17,360	453
	Regis Corp.	16,112	450
	Choice Hotels International, Inc.	13,500	448
	Callaway Golf Co.	25,304	441
*	TRW Automotive Holdings Corp.	20,880	436
	Dillard’s Inc.	23,195	436

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2007
				Market
				Value
			Shares	($000)

*		Morningstar, Inc.	5,564	433
*		Collective Brands, Inc.	24,850	432
		Ryland Group, Inc.	15,449	426
*		Carter’s, Inc.	21,988	425
*		Lions Gate Entertainment Corp.	45,128	425
*		Panera Bread Co.	11,200	401
		Jackson Hewitt Tax Service Inc.	12,400	394
*		Quiksilver, Inc.	45,540	391
		American Greetings Corp. Class A	19,044	387
		Cooper Tire & Rubber Co.	22,793	378
*		Pacific Sunwear of California, Inc.	26,748	377
*		Iconix Brand Group Inc.	19,088	375
*		The Gymboree Corp.	12,300	375
	^	Pool Corp.	18,378	364
*		Rent-A-Center, Inc.	25,070	364
*		Blue Nile Inc.	5,307	361
		Bob Evans Farms, Inc.	12,938	348
*		TiVo Inc.	41,450	346
*		Bright Horizons Family Solutions, Inc.	10,000	345
*		CTC Media, Inc.	11,424	345
*		Timberland Co.	18,468	334
*		Live Nation, Inc.	22,757	330
		National CineMedia Inc.	12,958	327
		CBRL Group, Inc.	9,923	321
*	^	NutriSystem, Inc.	11,590	313
*		Tween Brands, Inc.	11,798	312
		Ethan Allen Interiors, Inc.	10,959	312
*		CEC Entertainment Inc.	11,994	311
*		INVESTools Inc.	17,469	310
		Harte-Hanks, Inc.	17,899	310
*		Genesco, Inc.	8,000	302
		Ameristar Casinos, Inc.	10,854	299
		American Axle & Manufacturing Holdings, Inc.	16,036	299
		Stewart Enterprises, Inc. Class A	33,000	294
*		The Children’s Place Retail Stores, Inc.	11,200	290
		Brown Shoe Co., Inc.	18,675	283
*		Exide Technologies	35,286	282
*		Zale Corp.	17,098	275
		ArvinMeritor, Inc.	23,381	274
		Circuit City Stores, Inc.	63,683	267
*		Hibbett Sports Inc.	13,318	266
		Winnebago Industries, Inc.	12,342	259
	^	The McClatchy Co. Class A	20,597	258
*		Sally Beauty Co. Inc.	27,755	251
		Aaron Rents, Inc.	12,975	250
*	^	Raser Technologies, Inc.	16,700	248
		CKE Restaurants Inc.	18,751	248
*		Champion Enterprises, Inc.	26,000	245
		Penske Automotive Group Inc.	13,600	237
*		Charming Shoppes, Inc.	43,856	237
		Stage Stores, Inc.	15,843	234
*		Visteon Corp.	53,252	234
		Columbia Sportswear Co.	5,284	233
*	^	Blockbuster Inc. Class A	59,686	233

		Borders Group, Inc.	21,617	230
*		Steiner Leisure Ltd.	5,085	225
		Domino’s Pizza, Inc.	16,900	224
*		Coinstar, Inc.	7,942	224
	^	IHOP Corp.	6,051	221
*		Cabela’s Inc.	14,500	219
*		P.F. Chang’s China Bistro, Inc.	9,500	217
*		Pre-Paid Legal Services, Inc.	3,880	215
		Ruby Tuesday, Inc.	21,633	211
		Lee Enterprises, Inc.	14,198	208
		Blyth, Inc.	9,324	205
*		The Dress Barn, Inc.	16,288	204

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2007

				Market
				Value
			Shares	($000)

*		Aftermarket Technology Corp.	7,429	203
*		Papa John’s International, Inc.	8,900	202
*		Valassis Communications, Inc.	17,258	202
*		Hayes Lemmerz International, Inc.	43,337	198
		The Pep Boys (Manny, Moe & Jack)	17,240	198
		Sonic Automotive, Inc.	10,099	196
		Modine Manufacturing Co.	11,838	195
		Speedway Motorsports, Inc.	6,285	195
*		JAKKS Pacific, Inc.	7,961	188
*		GSI Commerce, Inc.	9,627	188
		Group 1 Automotive, Inc.	7,851	186
		Hearst-Argyle Television Inc.	8,411	186
*		Skechers U.S.A., Inc.	9,300	181
*		Pier 1 Imports Inc.	33,984	178
*		Universal Electronics, Inc.	5,289	177
		Movado Group, Inc.	6,976	176
*		Texas Roadhouse, Inc.	15,500	171
*	^	Charter Communications, Inc.	145,832	171
		RCN Corp.	10,935	170
		Entercom Communications Corp.	12,294	168
		Furniture Brands International Inc.	16,573	167
		K-Swiss, Inc.	9,200	167
		Christopher & Banks Corp.	14,202	163
*		Steven Madden, Ltd.	8,087	162
		Citadel Broadcasting Corp.	77,811	160
*		Morgans Hotel Group	8,300	160
*		RC2 Corp.	5,700	160
		Cato Corp. Class A	10,198	160
		Oxford Industries, Inc.	6,100	157
		Kimball International, Inc. Class B	11,460	157
*		Helen of Troy Ltd.	9,000	154
*		Cox Radio, Inc.	12,678	154
*		99 Cents Only Stores	19,329	154
		The Buckle, Inc.	4,650	153
		Media General, Inc. Class A	7,157	152
		Kellwood Co.	9,100	151
*		Red Robin Gourmet Burgers, Inc.	4,700	150
*		Riviera Holdings Corp.	4,800	148
*		Drew Industries, Inc.	5,382	147
		Asbury Automotive Group, Inc.	9,700	146
*	^	Jos. A. Bank Clothiers, Inc.	5,125	146
		Churchill Downs, Inc.	2,700	146
		Landry’s Restaurants, Inc.	7,384	145
*		Zumiez Inc.	5,956	145
*		Entravision Communications Corp.	18,529	145
*		Coldwater Creek Inc.	21,518	144
*		Shuffle Master, Inc.	11,913	143
		Triarc Cos., Inc. Class B	16,207	142
		UniFirst Corp.	3,700	141
		Big 5 Sporting Goods Corp.	9,700	140
*		Universal Technical Institute Inc.	8,178	139
*		California Pizza Kitchen, Inc.	8,850	138
		Cinemark Holdings Inc.	8,100	138

		Superior Industries International, Inc.	7,479	136
*		CKX, Inc.	11,273	135
	^	La-Z-Boy Inc.	17,047	135
*		Nexcen Brands, Inc.	27,692	134
*		Shutterfly, Inc.	5,200	133
*		Select Comfort Corp.	18,937	133
*		Capella Education Co.	2,020	132
		Systemax Inc.	6,500	132
		Fred’s, Inc.	13,350	129
		Cherokee Inc.	3,938	127
*		Cumulus Media Inc.	15,330	123
*	^	Meritage Corp.	8,400	122
*		Fleetwood Enterprises, Inc.	20,400	122

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2007

				Market
				Value
			Shares	($000)

		Sinclair Broadcast Group, Inc.	14,800	122
*		Lin TV Corp.	9,878	120
*		Peet’s Coffee & Tea Inc.	4,134	120
*		Hot Topic, Inc.	20,369	119
	^	Sealy Corp.	10,547	118
		The Marcus Corp.	7,500	116
*		LodgeNet Entertainment Corp.	6,600	115
*		Harris Interactive Inc.	27,000	115
		Ambassadors Group, Inc.	6,200	114
		Journal Communications, Inc.	12,339	110
*		Reading International Inc. Class A	10,600	106
		O’Charley’s Inc.	7,039	105
		Sauer-Danfoss, Inc.	4,200	105
	^	Beazer Homes USA, Inc.	14,000	104
*		Rentrak Corp.	7,200	104
*		Steak n Shake Co.	9,282	101
*		Sturm, Ruger & Co., Inc.	12,176	101
*		Unifi, Inc.	41,570	101
*		Amerigon Inc.	4,700	99
*		Audiovox Corp.	7,998	99
*		Gaiam, Inc.	3,341	99
*		Buffalo Wild Wings Inc.	4,200	98
		World Wrestling Entertainment, Inc.	6,600	97
*		Charlotte Russe Holding Inc.	6,000	97
*		Monarch Casino & Resort, Inc.	4,000	96
		Monro Muffler Brake, Inc.	4,920	96
		National Presto Industries, Inc.	1,820	96
		bebe stores, inc.	7,350	95
*	^	Smith & Wesson Holding Corp.	15,460	94
	^	Talbots Inc.	7,978	94
*		Mediacom Communications Corp.	20,480	94
*		Knology, Inc.	7,107	91
*		Russ Berrie and Co., Inc.	5,538	91
		Gray Television, Inc.	11,200	90
*	^	Hovnanian Enterprises Inc. Class A	12,376	89
*		Leapfrog Enterprises, Inc.	13,180	89
*		drugstore.com, Inc.	26,800	88
*		MarineMax, Inc.	5,700	88
*		Cavco Industries, Inc.	2,610	88
*		BJ’s Restaurants Inc.	5,356	87
*		Denny’s Corp.	23,112	87
*	^	Six Flags, Inc.	42,579	86
		Warner Music Group Corp.	14,212	86
*		Famous Dave’s of America, Inc.	6,350	86
		Levitt Corp. Class A	39,049	86
*		AFC Enterprises, Inc.	7,585	86
*		Midas Inc.	5,783	85
*		Perry Ellis International Corp.	5,491	84
*		Avatar Holding, Inc.	1,994	83
*		Jo-Ann Stores, Inc.	6,335	83
*		DG FastChannel Inc.	3,219	83
*		Volcom, Inc.	3,714	82
*		MTR Gaming Group Inc.	12,037	82

		Monaco Coach Corp.	9,194	82
*		Great Wolf Resorts, Inc.	8,318	82
*		Krispy Kreme Doughnuts, Inc.	25,597	81
*		Isle of Capri Casinos, Inc.	5,797	80
		Skyline Corp.	2,700	79
*	^	True Religion Apparel, Inc.	3,657	78
*		Luby’s, Inc.	7,600	77
		Lithia Motors, Inc.	5,600	77
		Standard Pacific Corp.	22,938	77
*		The Wet Seal, Inc. Class A	32,875	77
		Traffix, Inc.	12,450	76
*		CSK Auto Corp.	15,110	76
*		1-800-FLOWERS.COM, Inc.	8,637	75

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2007

				Market
				Value
			Shares	($000)

*		Alloy, Inc.	7,975	75
*		ValueVision Media, Inc.	11,940	75
	^	GateHouse Media, Inc.	8,499	75
*		Fisher Communications, Inc.	1,960	74
		Dover Downs Gaming & Entertainment, Inc.	6,583	74
		CSS Industries, Inc.	2,010	74
		CPI Corp.	3,100	73
*		Stamps.com Inc.	5,950	72
*		DSW Inc. Class A	3,851	72
		Strattec Security Corp.	1,725	71
		Haverty Furniture Cos., Inc.	7,948	71
*		Multimedia Games Inc.	8,500	71
	^	Brookfield Homes Corp.	4,479	71
		PRIMEDIA Inc.	8,292	70
*		Casual Male Retail Group, Inc.	13,150	68
*		REX Stores Corp.	4,300	68
		Building Materials Holding Corp.	12,100	67
		Arctic Cat, Inc.	5,600	67
*		A.C. Moore Arts & Crafts, Inc.	4,858	67
		Libbey, Inc.	4,200	67
*		Overstock.com, Inc.	4,262	66
*		Playboy Enterprises, Inc. Class B	7,200	66
*		Carriage Services, Inc.	7,400	65
*		4Kids Entertainment Inc.	4,900	64
		Spartan Motors, Inc.	8,389	64
		Kenneth Cole Productions, Inc.	3,650	64
*		Restoration Hardware, Inc.	9,701	64
		Tuesday Morning Corp.	12,473	63
*		Daily Journal Corp.	1,428	63
*		Nexstar Broadcasting Group, Inc.	6,817	62
		Standard Motor Products, Inc.	7,500	61
		Steinway Musical Instruments Inc.	2,200	61
*		Lodgian, Inc.	5,200	59
*		Maidenform Brands, Inc.	4,200	57
*		Martha Stewart Living Omnimedia, Inc.	6,130	57
		Lennar Corp. Class B	3,364	56
*		Interstate Hotels & Resorts, Inc.	13,982	55
*		Build-A-Bear-Workshop, Inc.	3,900	54
		Triarc Cos., Inc. Class A	6,100	53
*		PetMed Express, Inc.	4,200	51
		Stein Mart, Inc.	10,466	50
*		PC Mall, Inc.	5,300	49
*		Benihana Inc. Class A	3,860	49
*		Fuel Systems Solutions, Inc.	3,442	49
		Westwood One, Inc.	24,568	49
		Nautilus Inc.	9,900	48
*		Sun-Times Media Group, Inc.	21,809	48
*		Source Interlink Cos., Inc.	16,591	48
*		Saga Communications, Inc.	8,100	48
*		Radio One, Inc. Class D	20,091	48
*		Trump Entertainment Resorts, Inc.	11,058	48
*		Audible, Inc.	5,300	47

*		New York & Co., Inc.	7,400	47
*		Stoneridge, Inc.	5,800	47
*	^	Conn’s, Inc.	2,700	46
*	^	WCI Communities, Inc.	12,150	46
*		Mothers Work, Inc.	2,634	46
*		Viacom Inc. Class A	1,040	46
		Stanley Furniture Co., Inc.	3,800	46
*		Bluegreen Corp.	6,200	45
*	^	Syntax-Brillian Corp.	14,425	44
		Noble International, Ltd.	2,700	44
		FTD Group, Inc.	3,400	44
*		Empire Resorts Inc.	12,697	43
		Finish Line, Inc.	17,675	43
		Lifetime Brands, Inc.	3,200	42

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2007

				Market
				Value
			Shares	($000)

		M/I Homes, Inc.	3,900	41
*		Emmis Communications, Inc.	10,365	40
*		Eddie Bauer Holding, Inc.	6,247	40
*		America’s Car-Mart, Inc.	3,100	39
*		Heelys Inc.	5,550	39
*		Citi Trends Inc.	2,500	39
*		Lazare Kaplan International, Inc.	4,741	39
		Weyco Group, Inc.	1,400	39
*		Cosi, Inc.	16,980	38
*		Palm Harbor Homes, Inc.	3,600	38
		Koss Corp.	2,101	38
*		Ruth’s Chris Steak House Inc.	4,202	38
*		The Princeton Review, Inc.	4,500	37
	^	Syms Corp.	2,463	37
*		Retail Ventures, Inc.	7,300	37
*		Cache, Inc.	3,950	37
*		West Marine, Inc.	4,100	37
*		Premier Exhibitions Inc.	3,300	36
		Marine Products Corp.	5,136	36
*		Shoe Carnival, Inc.	2,550	36
*		Trans World Entertainment Corp.	7,150	35
		Bassett Furniture Industries, Inc.	3,700	35
*		McCormick & Schmick’s Seafood Restaurants, Inc.	2,860	34
*		Jamba Inc.	9,207	34
		Dover Motorsports, Inc.	5,200	34
*		Century Casinos, Inc.	5,100	33
*		Radio One, Inc.	14,000	33
*		dELiA*S, Inc.	11,858	32
*		Cost Plus, Inc.	7,100	31
*		Blockbuster Inc. Class B	8,811	30
*		Rubio’s Restaurants, Inc.	3,622	30
*		G-III Apparel Group, Ltd.	2,000	30
*		Ashworth, Inc.	10,078	29
		CBS Corp. Class A	1,040	28
		Coachmen Industries, Inc.	4,740	28
*		Progressive Gaming International Corp.	11,136	28
*		Hartmarx Corp.	7,700	26
		Salem Communications Corp.	3,960	26
*		Core-Mark Holding Co., Inc.	900	26
		Journal Register Co.	14,275	25
		Ambassadors International, Inc.	1,700	25
*		Benihana Inc.	1,930	24
*		Youbet.com, Inc.	21,280	24
		Beasley Broadcast Group, Inc.	4,235	22
*	^	Home Solutions of America	21,400	21
		Bon-Ton Stores, Inc.	2,200	21
*		Spanish Broadcasting System, Inc.	11,100	21
*		Design Within Reach Inc.	5,339	20
		Carmike Cinemas, Inc.	2,600	19
*		Pomeroy IT Solutions, Inc.	2,700	19
		Hooker Furniture Corp.	900	18
*		S&K Famous Brands Inc.	2,016	18

*		Regent Communications, Inc.	11,300	17
*		Dorman Products, Inc.	1,217	17
*		iRobot Corp.	945	17
*		Navarre Corp.	8,214	17
		Books-a-Million Inc.	1,400	17
		Handleman Co.	9,500	16
		Escalade, Inc.	1,686	15
*		Lenox Group, Inc.	5,805	15
		Charles & Colvard Ltd.	6,925	15
*		Xanadoo Co.	40	14
*		Emerson Radio Corp.	9,600	12
*		California Coastal Communities, Inc.	2,111	12
*		Magna Entertainment Corp. Class A	12,593	12
*	^	Sharper Image Corp.	4,100	11

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2007

				Market
				Value
			Shares	($000)

*		Image Entertainment, Inc.	3,000	11
*		Hollywood Media Corp.	3,400	10
*		Town Sports International Holdings, Inc.	1,000	10
*		Morton’s Restaurant Group Inc.	1,000	9
*		Fairchild Corp.	3,570	9
		Shiloh Industries, Inc.	900	9
		News Corp., Class B	400	9
		Flexsteel Industries, Inc.	701	8
*		The Dixie Group, Inc.	1,011	8
*		Carrols Restaurant Group Inc.	844	8
		Craftmade International, Inc.	960	8
*		Quantum Fuel Systems Technologies Worldwide, Inc.	16,100	8
*	^	Tarragon Corp.	4,500	7
*		Kirkland’s, Inc.	6,400	6
*		Young Broadcasting Inc.	5,997	6
*		Outdoor Channel Holdings Inc.	900	6
		Collectors Universe, Inc.	500	6
*		Rocky Brands Inc	1,000	6
*		Concord Camera Corp.	1,780	6
*		Buca, Inc.	6,206	6
	^	Orleans Homebuilders, Inc.	1,500	5
*		Triple Crown Media, Inc.	1,120	5
*		Joe’s Jeans, Inc.	4,000	5
*		Proliance International Inc.	2,412	4
*		Lakes Entertainment, Inc.	600	4
*		Tarrant Apparel Group, Inc.	3,500	4
*		Red Lion Hotels Corp.	400	4
*		Gander Mountain Co.	800	4
*		Wilsons The Leather Experts Inc.	4,000	4
*		Culp, Inc.	400	3
*		WPT Enterprises Inc.	1,600	3
		Cobra Electronics Corp.	398	2
*		Directed Electronics Inc.	1,000	2
*		Comstock Homebuilding Cos., Inc.	1,367	1
		Celebrate Express, Inc.	100	1
*	^	Dominion Homes, Inc.	1,000	0
*		SPAR Group, Inc.	300	0
*	^	Movie Gallery, Inc.	8,618	0
*		Fedders Corp.	17,290	0
*		Varsity Group Inc.	100	0
*		Gadzooks, Inc.	4,700	0
				560,689
Consumer Staples (5.3%)
		The Procter & Gamble Co.	1,136,898	83,471
		Altria Group, Inc.	768,142	58,056
		The Coca-Cola Co.	759,785	46,628
		PepsiCo, Inc.	589,521	44,745
		Wal-Mart Stores, Inc.	899,532	42,755
		CVS/Caremark Corp.	540,357	21,479
		Kraft Foods Inc.	575,381	18,775
		Colgate-Palmolive Co.	186,323	14,526
		Anheuser-Busch Cos., Inc.	273,673	14,324

Walgreen Co.	363,053	13,825
Costco Wholesale Corp.	159,781	11,146
Kimberly-Clark Corp.	155,567	10,787
Archer-Daniels-Midland Co.	212,921	9,886
Sysco Corp.	224,062	6,993
General Mills, Inc.	120,543	6,871
The Kroger Co.	246,058	6,572
Avon Products, Inc.	159,119	6,290
Safeway, Inc.	161,046	5,509
H.J. Heinz Co.	117,613	5,490
Kellogg Co.	101,116	5,302
Bunge Ltd.	44,175	5,142
ConAgra Foods, Inc.	180,370	4,291
Sara Lee Corp.	265,963	4,271

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2007

				Market
				Value
			Shares	($000)

		Reynolds American Inc.	64,630	4,263
		Wm. Wrigley Jr. Co.	59,203	3,466
		Carolina Group	39,669	3,384
		The Clorox Co.	50,578	3,296
		UST, Inc.	58,120	3,185
		Campbell Soup Co.	85,155	3,043
		SuperValu Inc.	77,858	2,921
		Coca-Cola Enterprises, Inc.	97,060	2,526
		Molson Coors Brewing Co. Class B	47,686	2,462
		The Hershey Co.	58,460	2,303
*		Energizer Holdings, Inc.	19,901	2,231
		Whole Foods Market, Inc.	51,172	2,088
		The Pepsi Bottling Group, Inc.	49,640	1,959
		The Estee Lauder Cos. Inc. Class A	39,226	1,711
*		Constellation Brands, Inc. Class A	70,440	1,665
		McCormick & Co., Inc.	42,767	1,621
		Tyson Foods, Inc.	99,576	1,527
		Brown-Forman Corp. Class B	19,425	1,440
		Church & Dwight, Inc.	24,055	1,301
		Dean Foods Co.	47,910	1,239
*		Smithfield Foods, Inc.	42,134	1,219
		Hormel Foods Corp.	27,997	1,133
*		Hansen Natural Corp.	25,400	1,125
		J.M. Smucker Co.	20,138	1,036
		Corn Products International, Inc.	27,900	1,025
*		BJ’s Wholesale Club, Inc.	24,466	828
		PepsiAmericas, Inc.	23,901	796
		Herbalife Ltd.	19,300	777
		Alberto-Culver Co.	31,255	767
*		Central European Distribution Corp.	12,450	723
		Del Monte Foods Co.	75,603	715
		Flowers Foods, Inc.	30,519	714
		Wm. Wrigley Jr. Co. Class B	12,050	711
*		NBTY, Inc.	21,544	590
*		Ralcorp Holdings, Inc.	9,533	580
*	^	Rite Aid Corp.	203,538	568
		Longs Drug Stores, Inc.	11,250	529
		Universal Corp. (VA)	10,100	517
		Casey’s General Stores, Inc.	16,800	497
		Ruddick Corp.	14,209	493
*		United Natural Foods, Inc.	15,300	485
*		Hain Celestial Group, Inc.	15,135	484
*		Bare Escentuals, Inc.	19,837	481
		Pilgrim’s Pride Corp.	16,344	473
*		Chattem, Inc.	6,105	461
*		Winn-Dixie Stores, Inc.	24,066	406
		Lancaster Colony Corp.	9,451	375
*		Performance Food Group Co.	12,835	345
		Nu Skin Enterprises, Inc.	20,701	340
*		American Oriental Bioengineering, Inc.	26,700	296
*		Green Mountain Coffee Roasters, Inc.	6,870	280
*		Darling International, Inc.	23,707	274

		Seaboard Corp.	177	260
*		Chiquita Brands International, Inc.	14,136	260
		Vector Group Ltd.	12,604	253
*		The Great Atlantic & Pacific Tea Co., Inc.	7,826	245
		Tootsie Roll Industries, Inc.	8,638	237
		Sanderson Farms, Inc.	6,919	234
*		TreeHouse Foods Inc.	9,911	228
		The Andersons, Inc.	4,800	215
		Nash-Finch Co.	5,656	200
*		The Pantry, Inc.	7,600	199
		WD-40 Co.	5,012	190
*		Elizabeth Arden, Inc.	8,538	174
		Spartan Stores, Inc.	7,200	165
*	^	USANA Health Sciences, Inc.	4,350	161

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2007

				Market
				Value
			Shares	($000)

		J & J Snack Foods Corp.	5,000	156
		Lance, Inc.	7,300	149
		Reddy Ice Holdings, Inc.	5,713	145
		Weis Markets, Inc.	3,352	134
*		Boston Beer Co., Inc. Class A	3,300	124
*		Alliance One International, Inc.	30,488	124
		Arden Group Inc. Class A	790	122
		Coca-Cola Bottling Co.	1,700	100
*	^	Lifeway Foods, Inc.	7,522	89
		Griffin Land & Nurseries, Inc.	2,257	82
*		Revlon, Inc. Class A	64,062	76
		Inter Parfums, Inc.	4,150	75
		Ingles Markets, Inc.	2,900	74
*		Central Garden & Pet Co. Class A	13,550	73
*	^	Spectrum Brands Inc.	12,900	69
		Alico, Inc.	1,667	61
		Farmer Brothers, Inc.	2,598	60
		PriceSmart, Inc.	1,939	58
*		Prestige Brands Holdings Inc.	7,635	57
*		Zapata Corp.	7,800	57
		Oil-Dri Corp. of America	2,500	55
		Diamond Foods, Inc.	2,433	52
		Cal-Maine Foods, Inc.	1,900	50
*	^	Jones Soda Co.	6,300	47
		National Beverage Corp.	5,760	46
*		Omega Protein Corp.	4,700	44
		Mannatech, Inc.	6,650	42
*		Central Garden and Pet Co.	6,775	39
*		John B. Sanfilippo & Son, Inc.	4,200	35
*		Medifast, Inc.	6,400	31
*		Parlux Fragrances, Inc.	5,800	24
		Imperial Sugar Co.	1,200	23
		MGP Ingredients, Inc.	2,300	22
		Schiff Nutrition International, Inc.	2,700	15
		Calavo Growers, Inc.	800	15
*		Susser Holdings Corp.	600	12
*		Star Scientific, Inc.	13,862	11
*		Physicians Formula Holdings, Inc.	900	11
*		Monterey Pasta Co.	2,700	9
*		Integrated Biopharma, Inc.	1,900	5
*		Vermont Pure Holdings, Ltd.	800	1
				520,303
Energy (7.1%)
		ExxonMobil Corp.	2,023,632	189,594
		Chevron Corp.	777,817	72,594
		ConocoPhillips Co.	564,048	49,805
		Schlumberger Ltd.	434,963	42,787
		Occidental Petroleum Corp.	303,184	23,342
*		Transocean, Inc.	113,920	16,308
		Marathon Oil Corp.	261,116	15,892
		Valero Energy Corp.	202,109	14,154
		Devon Energy Corp.	154,556	13,742

	Apache Corp.	121,160	13,030
	Halliburton Co.	325,350	12,334
	Anadarko Petroleum Corp.	169,958	11,165
	Hess Corp.	104,546	10,545
*	National Oilwell Varco Inc.	130,082	9,556
	Baker Hughes, Inc.	116,681	9,463
	XTO Energy, Inc.	176,298	9,055
*	Weatherford International Ltd.	123,168	8,449
	EOG Resources, Inc.	89,339	7,974
	Williams Cos., Inc.	219,097	7,839
	Chesapeake Energy Corp.	164,420	6,445
	Peabody Energy Corp.	97,196	5,991
	Spectra Energy Corp.	231,200	5,970

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2007

			Market
			Value
		Shares	($000)

	Murphy Oil Corp.	65,362	5,545
	Noble Corp.	97,846	5,529
	Smith International, Inc.	73,064	5,396
	Noble Energy, Inc.	62,458	4,967
	CONSOL Energy, Inc.	66,619	4,765
	El Paso Corp.	256,186	4,417
*	Ultra Petroleum Corp.	55,807	3,990
*	Cameron International Corp.	79,842	3,843
	Diamond Offshore Drilling, Inc.	25,471	3,617
*	Southwestern Energy Co.	62,400	3,477
	ENSCO International, Inc.	54,204	3,232
	Sunoco, Inc.	43,983	3,186
*	Nabors Industries, Inc.	103,266	2,828
	Range Resources Corp.	54,648	2,807
*	FMC Technologies Inc.	47,368	2,686
*	Denbury Resources, Inc.	89,400	2,660
*	Grant Prideco, Inc.	47,204	2,620
	BJ Services Co.	106,620	2,587
*	Newfield Exploration Co.	47,952	2,527
	Tesoro Corp.	50,100	2,390
	Arch Coal, Inc.	52,276	2,349
*	Plains Exploration & Production Co.	41,324	2,231
	Pioneer Natural Resources Co.	45,009	2,198
*	Pride International, Inc.	61,306	2,078
*	Exterran Holdings, Inc.	22,750	1,861
	Frontier Oil Corp.	40,264	1,634
	Rowan Cos., Inc.	40,795	1,610
	Helmerich & Payne, Inc.	38,090	1,526
*	Forest Oil Corp.	29,270	1,488
	Cabot Oil & Gas Corp.	35,900	1,449
*	Oceaneering International, Inc.	20,320	1,369
*	Helix Energy Solutions Group, Inc.	31,872	1,323
	Cimarex Energy Co.	30,457	1,295
*	Kinder Morgan Management, LLC	23,609	1,250
	Patterson-UTI Energy, Inc.	57,818	1,129
*	Quicksilver Resources, Inc.	18,800	1,120
*	Dresser Rand Group, Inc.	28,522	1,114
*	Petrohawk Energy Corp.	63,054	1,091
*	Core Laboratories N.V.	8,700	1,085
	Massey Energy Co.	30,049	1,074
*	Atwood Oceanics, Inc.	10,632	1,066
	Tidewater Inc.	19,411	1,065
*	Superior Energy Services, Inc.	29,995	1,032
	St. Mary Land & Exploration Co.	23,507	908
*	Whiting Petroleum Corp.	15,524	895
	Holly Corp.	17,486	890
	Foundation Coal Holdings, Inc.	16,900	887
	Overseas Shipholding Group Inc.	11,559	860
*	Unit Corp.	17,300	800
*	Alpha Natural Resources, Inc.	24,586	799
*	SEACOR Holdings Inc.	8,426	781
*	Hercules Offshore, Inc.	31,272	744

*		Global Industries Ltd.	34,674	743
*		Dril-Quip, Inc.	12,745	709
*		Mariner Energy Inc.	30,680	702
*		W-H Energy Services, Inc.	11,200	630
		Berry Petroleum Class A	14,000	622
*		Encore Acquisition Co.	18,600	621
*		Oil States International, Inc.	17,690	604
		Penn Virginia Corp.	13,800	602
*		Comstock Resources, Inc.	16,700	568
		Atlas America, Inc.	9,449	559
*	^	Cheniere Energy, Inc.	16,900	552
*		ATP Oil & Gas Corp.	10,754	544
		Crosstex Energy, Inc.	14,508	540
*		Willbros Group, Inc.	13,500	517

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2007

				Market
				Value
			Shares	($000)

*		Arena Resources, Inc.	12,300	513
*		Bristow Group, Inc.	8,700	493
*		Swift Energy Co.	11,100	490
*		EXCO Resources, Inc.	31,300	485
*		ION Geophysical Corp.	30,600	483
*		Carrizo Oil & Gas, Inc.	8,807	482
*		Delta Petroleum Corp.	25,334	478
*		Continental Resources, Inc.	18,265	477
*		Stone Energy Corp.	10,040	471
*		Patriot Coal Corp.	10,859	453
*		Bill Barrett Corp.	10,767	451
*		TETRA Technologies, Inc.	28,150	438
*		Hornbeck Offshore Services, Inc.	8,700	391
*		Parker Drilling Co.	48,400	365
*		Grey Wolf, Inc.	68,110	363
*		Oilsands Quest, Inc.	83,288	340
*	^	International Coal Group, Inc.	62,663	336
*		Warren Resources Inc.	23,520	332
*		Petroleum Development Corp.	5,591	331
*		Gulfmark Offshore, Inc.	6,700	313
		Lufkin Industries, Inc.	5,400	309
*		Rosetta Resources, Inc.	15,300	303
		World Fuel Services Corp.	9,995	290
*		CNX Gas Corp.	9,043	289
*		USEC Inc.	32,030	288
		Western Refining, Inc.	11,300	274
		W&T Offshore, Inc.	9,097	273
*		NATCO Group Inc.	4,800	260
*		Parallel Petroleum Corp.	14,040	248
*		Cal Dive International, Inc.	18,255	242
*		Newpark Resources, Inc.	42,921	234
		CARBO Ceramics Inc.	6,200	231
*		Complete Production Services, Inc.	12,682	228
*		Trico Marine Services, Inc.	5,968	221
*		Harvest Natural Resources, Inc.	17,000	213
		General Maritime Corp.	8,554	209
*		Veneco Inc.	10,166	203
*		Bois d’Arc Energy, Inc.	10,158	202
*	^	Pacific Ethanol, Inc.	23,580	194
*	^	Enbridge Energy Management LLC	3,673	192
*		US BioEnergy Corp.	16,199	190
*		Contango Oil & Gas Co.	3,700	188
*		TXCO Resources Inc.	15,553	188
*		PetroQuest Energy, Inc.	12,400	177
*	^	James River Coal Co.	15,788	177
*		PHI Inc. Non-Voting Shares	5,624	174
*		Matrix Service Co.	7,900	172
*		Pioneer Drilling Co.	14,508	172
*		Aventine Renewable Energy Holdings, Inc.	13,300	170
		Gulf Island Fabrication, Inc.	5,314	169
*		Allis-Chalmers Energy Inc.	11,386	168
*	^	SulphCo, Inc.	31,693	165

*	^	VeraSun Energy Corp.	10,500	160
*		McMoRan Exploration Co.	11,497	150
*		Goodrich Petroleum Corp.	6,414	145
*		T-3 Energy Services, Inc.	3,000	141
*		OYO Geospace Corp.	1,824	137
*		Rentech, Inc.	75,400	136
		RPC Inc.	11,025	129
*		Dawson Geophysical Co.	1,800	129
*		ENGlobal Corp.	11,200	127
*		Gulfport Energy Corp.	6,900	126
*		Energy Partners, Ltd.	10,536	124
*		Gasco Energy Inc.	60,946	121
*	^	Transmeridian Exploration Inc.	60,319	120
*		BPZ Energy, Inc.	10,700	120

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2007

				Market
				Value
			Shares	($000)

*	^	Evergreen Energy, Inc.	52,194	116
		MarkWest Hydrocarbon, Inc.	1,650	103
*		Tri-Valley Corp.	13,900	103
*		Uranium Resources Inc.	8,100	101
*		Brigham Exploration Co.	13,179	99
*		Basic Energy Services Inc.	4,481	98
*		CanArgo Energy Corp.	105,700	96
*		Vaalco Energy, Inc.	19,700	92
*		Callon Petroleum Co.	5,161	85
*		Endeavor International Corp.	61,900	83
*		Double Eagle Petroleum Co.	5,123	81
		Arlington Tankers Ltd.	3,500	77
		Alon USA Energy, Inc.	2,797	76
*		FX Energy, Inc.	13,100	74
*	^	GeoGlobal Resources Inc.	15,000	74
*		Superior Well Services, Inc.	3,436	73
*		Clayton Williams Energy, Inc.	2,188	68
*		The Meridian Resource Corp.	36,700	66
*		Abraxas Petroleum Corp.	16,718	65
*		Bronco Drilling Co., Inc.	4,314	64
*		GMX Resources Inc.	1,900	61
*		Toreador Resources Corp.	8,352	58
*	^	Verenium Corp.	10,661	53
*		Credo Pete Corp.	5,050	50
		Delek US Holdings, Inc.	2,400	49
*		Edge Petroleum Corp.	5,500	33
*		Clean Energy Fuels Corp.	1,900	29
		Kayne Anderson Energy Development Co.	1,200	27
*		American Oil & Gas Inc.	4,017	23
*		Bolt Technology Corp.	600	23
*		Cano Petroleum Inc.	3,300	23
*		Union Drilling, Inc.	1,400	22
*		Syntroleum Corp.	26,257	22
*		Aurora Oil & Gas Corp.	14,192	22
		Panhandle Royalty Co.	800	21
*		Natural Gas Services Group	1,000	20
*		Harken Energy Corp.	2,124	17
*		Westmoreland Coal Co.	1,000	14
		Barnwell Industries, Inc.	1,000	12
*		Quest Resource Corp.	1,700	12
*		Geokinetics Inc.	600	12
*		BMB Munai Inc.	1,500	9
*		Infinity, Inc.	3,200	2
*		Mitcham Industries, Inc.	100	2
*		Navidec Financial Services	956	1
*		Ngas Resources Inc.	100	1
				698,292
Financials (10.4%)
		Bank of America Corp.	1,618,980	66,799
		JPMorgan Chase & Co.	1,234,661	53,893
		Citigroup, Inc.	1,814,975	53,433
		American International Group, Inc.	795,314	46,367
		Wells Fargo & Co.	1,179,379	35,605

	The Goldman Sachs Group, Inc.	133,202	28,645
	Wachovia Corp.	721,559	27,441
	Bank of New York Mellon Corp.	415,204	20,245
	American Express Co.	388,114	20,190
	U.S. Bancorp	630,561	20,014
	Morgan Stanley	345,688	18,359
	MetLife, Inc.	271,235	16,714
	Merrill Lynch & Co., Inc.	301,851	16,203
	Prudential Financial, Inc.	168,934	15,718
	Fannie Mae	356,202	14,241
	The Travelers Cos., Inc.	239,872	12,905
*	Berkshire Hathaway Inc. Class A	89	12,602

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2007

		Market
		Value
	Shares	($000)

CME Group, Inc.	17,446	11,968
State Street Corp.	142,231	11,549
AFLAC Inc.	178,676	11,191
Lehman Brothers Holdings, Inc.	164,722	10,779
The Allstate Corp.	202,826	10,594
The Hartford Financial Services Group Inc.	115,970	10,111
Charles Schwab Corp.	356,894	9,119
PNC Financial Services Group	126,822	8,326
Freddie Mac	241,433	8,226
Loews Corp.	156,360	7,871
The Chubb Corp.	143,889	7,853
SunTrust Banks, Inc.	121,227	7,575
ACE Ltd.	120,460	7,442
Franklin Resources Corp.	63,232	7,236
Capital One Financial Corp.	152,480	7,206
Simon Property Group, Inc. REIT	81,747	7,101
The Principal Financial Group, Inc.	96,913	6,671
BB&T Corp.	201,195	6,171
Regions Financial Corp.	257,339	6,086
ProLogis REIT	93,949	5,954
Lincoln National Corp.	99,320	5,782
T. Rowe Price Group Inc.	92,115	5,608
Northern Trust Corp.	72,558	5,556
Marsh & McLennan Cos., Inc.	197,849	5,237
Progressive Corp. of Ohio	248,446	4,760
Ameriprise Financial, Inc.	85,991	4,739
Aon Corp.	96,264	4,591
Fifth Third Bancorp	176,151	4,427
Vornado Realty Trust REIT	50,199	4,415
Nymex Holdings Inc.	32,232	4,307
Washington Mutual, Inc.	315,951	4,300
NYSE Euronext	48,200	4,231
Genworth Financial Inc.	161,532	4,111
* Berkshire Hathaway Inc. Class B	847	4,011
Boston Properties, Inc. REIT	43,481	3,992
* IntercontinentalExchange Inc.	20,500	3,946
SLM Corp.	188,229	3,791
Invesco, Ltd.	117,846	3,698
Equity Residential REIT	101,154	3,689
National City Corp.	220,150	3,624
Bear Stearns Co., Inc.	40,304	3,557
Legg Mason Inc.	48,537	3,550
Public Storage, Inc. REIT	46,845	3,439
XL Capital Ltd. Class A	66,701	3,356
KeyCorp	143,017	3,354
General Growth Properties Inc. REIT	81,108	3,340
Host Hotels & Resorts Inc. REIT	191,567	3,264
Unum Group	131,809	3,136
Kimco Realty Corp. REIT	83,267	3,031
Moody’s Corp.	84,523	3,017
Plum Creek Timber Co. Inc. REIT	64,289	2,960
Hudson City Bancorp, Inc.	188,387	2,830
Leucadia National Corp.	59,388	2,797

	Avalonbay Communities, Inc. REIT	29,355	2,764
	HCP, Inc. REIT	75,558	2,628
	Annaly Mortgage Management Inc. REIT	143,362	2,606
	Commerce Bancorp, Inc.	67,174	2,562
	Assurant, Inc.	37,442	2,505
*	Nasdaq Stock Market Inc.	50,451	2,497
	Comerica, Inc.	56,439	2,457
	Discover Financial Services	156,994	2,367
	Synovus Financial Corp.	97,758	2,354
	Everest Re Group, Ltd.	23,100	2,319
	American Capital Strategies, Ltd.	68,750	2,266
	Marshall & Ilsley Corp.	84,722	2,243
	Cincinnati Financial Corp.	56,629	2,239

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2007

			Market
			Value
		Shares	($000)

	Ventas, Inc. REIT	48,935	2,214
	Safeco Corp.	38,440	2,140
	M & T Bank Corp.	26,115	2,130
	Janus Capital Group Inc.	64,339	2,114
	Torchmark Corp.	34,763	2,104
	AMB Property Corp. REIT	36,546	2,104
	SL Green Realty Corp. REIT	21,845	2,042
	Willis Group Holdings Ltd.	52,309	1,986
*	TD Ameritrade Holding Corp.	98,932	1,985
	Eaton Vance Corp.	43,653	1,982
	Axis Capital Holdings Ltd.	50,500	1,968
	People’s United Financial Inc.	110,250	1,962
	Countrywide Financial Corp.	214,849	1,921
	Huntington Bancshares Inc.	128,267	1,893
	New York Community Bancorp, Inc.	107,197	1,885
	The Macerich Co. REIT	26,285	1,868
	Zions Bancorp	39,407	1,840
	W.R. Berkley Corp.	59,929	1,786
	Developers Diversified Realty Corp. REIT	45,910	1,758
	SEI Investments Co.	54,308	1,747
	PartnerRe Ltd.	20,776	1,715
*	Markel Corp.	3,480	1,709
	Federal Realty Investment Trust REIT	20,728	1,703
	CIT Group Inc.	70,314	1,690
	Regency Centers Corp. REIT	25,705	1,658
	White Mountains Insurance Group Inc.	3,183	1,636
*	CB Richard Ellis Group, Inc.	75,406	1,625
	Sovereign Bancorp, Inc.	141,580	1,614
	RenaissanceRe Holdings Ltd.	25,400	1,530
*	Arch Capital Group Ltd.	20,040	1,410
	Federated Investors, Inc.	34,174	1,407
	Duke Realty Corp. REIT	52,927	1,380
	Rayonier Inc. REIT	28,530	1,348
	Health Care Inc. REIT	29,986	1,340
	iStar Financial Inc. REIT	49,628	1,293
*	Affiliated Managers Group, Inc.	10,963	1,288
	Old Republic International Corp.	81,233	1,252
	Apartment Investment & Management Co. Class A REIT	35,389	1,229
	Allied Capital Corp.	57,097	1,228
	Associated Banc-Corp.	44,557	1,207
	HCC Insurance Holdings, Inc.	41,689	1,196
	Alexandria Real Estate Equities, Inc. REIT	11,628	1,182
	Raymond James Financial, Inc.	35,380	1,156
	Fidelity National Financial, Inc. Class A	77,385	1,131
	Hospitality Properties Trust REIT	34,745	1,119
	Waddell & Reed Financial, Inc.	30,887	1,115
	Nationwide Health Properties, Inc. REIT	33,237	1,044
	Popular, Inc.	97,309	1,031
	Brown & Brown, Inc.	43,816	1,030
	First American Corp.	30,107	1,027
	Realty Income Corp. REIT	37,606	1,016
	Protective Life Corp.	24,660	1,012

	Commerce Bancshares, Inc.	22,524	1,010
	Forest City Enterprise Class A	22,668	1,007
	Camden Property Trust REIT	20,780	1,001
	Cullen/Frost Bankers, Inc.	19,546	990
	UnionBanCal Corp.	20,244	990
	StanCorp Financial Group, Inc.	19,598	987
	UDR, Inc. REIT	49,680	986
	Jones Lang LaSalle Inc.	13,711	976
	Liberty Property Trust REIT	33,535	966
^	Ambac Financial Group, Inc.	37,371	963
	Taubman Co. REIT	19,500	959
	Bank of Hawaii Corp.	18,373	940
^	The St. Joe Co.	26,209	931
	Jefferies Group, Inc.	39,728	916

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2007

			Market
			Value
		Shares	($000)

	Weingarten Realty Investors REIT	28,834	907
	City National Corp.	15,203	905
	Essex Property Trust, Inc. REIT	9,228	900
	Aspen Insurance Holdings Ltd.	31,130	898
*	Philadelphia Consolidated Holding Corp.	22,487	885
	MBIA, Inc.	47,456	884
*	Conseco, Inc.	70,066	880
	The Hanover Insurance Group Inc.	19,143	877
	Digital Realty Trust, Inc. REIT	22,800	875
	Arthur J. Gallagher & Co.	36,101	873
	Nationwide Financial Services, Inc.	19,075	859
	Endurance Specialty Holdings Ltd.	20,500	855
	Mack-Cali Realty Corp. REIT	24,989	850
	First Horizon National Corp.	46,238	839
	Wilmington Trust Corp.	23,741	836
	CapitalSource Inc. REIT	46,452	817
	Unitrin, Inc.	16,951	813
	Valley National Bancorp	42,239	805
	Platinum Underwriters Holdings, Ltd.	22,500	800
*	Alleghany Corp.	1,972	793
*	Investment Technology Group, Inc.	16,637	792
	American Financial Group, Inc.	26,780	773
	TCF Financial Corp.	42,943	770
	Douglas Emmett, Inc. REIT	33,859	766
	BRE Properties Inc. Class A REIT	18,690	758
	Astoria Financial Corp.	32,495	756
	Senior Housing Properties Trust REIT	33,254	754
	Colonial BancGroup, Inc.	55,440	751
	Allied World Assurance Holdings, Ltd.	14,876	746
	Apollo Investment Corp.	42,774	729
	Fulton Financial Corp.	64,547	724
	Erie Indemnity Co. Class A	13,866	720

		Transatlantic Holdings, Inc.	9,770	710
		MGIC Investment Corp.	30,817	691
		Washington Federal Inc.	32,165	679
		Kilroy Realty Corp. REIT	12,300	676
		Montpelier Re Holdings Ltd.	39,108	665
		Webster Financial Corp.	20,680	661
		Commerce Group, Inc.	18,100	651
*		SVB Financial Group	12,724	641
		Potlatch Corp. REIT	14,388	639
		BancorpSouth, Inc.	27,021	638
		HRPT Properties Trust REIT	82,460	637
		National Financial Partners Corp.	13,625	621
		Whitney Holdings Corp.	23,658	619
		National Retail Properties REIT	26,209	613
		Zenith National Insurance Corp.	13,653	611
*		ProAssurance Corp.	11,000	604
		Chittenden Corp.	16,927	603
		Reinsurance Group of America, Inc.	11,387	598
		First Industrial Realty Trust REIT	17,164	594
		FirstMerit Corp.	29,460	589
*		GFI Group Inc.	6,142	588
		Delphi Financial Group, Inc.	16,614	586
		Highwood Properties, Inc. REIT	19,855	583
		Susquehanna Bancshares, Inc.	31,618	583
		Assured Guaranty Ltd.	21,800	579
		DCT Industrial Trust Inc. REIT	61,787	575
		Home Properties, Inc. REIT	12,689	569
		First Midwest Bancorp, Inc.	18,454	565
*	^	AmeriCredit Corp.	44,073	564
		BioMed Realty Trust, Inc. REIT	24,300	563
*		E*TRADE Financial Corp.	158,375	562
		Post Properties, Inc. REIT	15,954	560
		CBL & Associates Properties, Inc. REIT	23,388	559
		Brandywine Realty Trust REIT	30,887	554

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2007

				Market
				Value
			Shares	($000)

		UCBH Holdings, Inc.	39,021	553
		Hilb, Rogal and Hamilton Co.	13,600	552
		East West Bancorp, Inc.	22,748	551
		IPC Holdings Ltd.	18,900	546
		Washington REIT	17,277	543
*		Knight Capital Group, Inc. Class A	36,668	528
		Corporate Office Properties Trust, Inc. REIT	16,542	521
		optionsXpress Holdings Inc.	15,267	516
		DiamondRock Hospitality Co. REIT	33,860	507
		Mercury General Corp.	10,155	506
*		TFS Financial Corp.	42,204	504
		Entertainment Properties Trust REIT	10,634	500
		Westamerica Bancorporation	11,118	495
		The Phoenix Cos., Inc.	39,930	474
		UMB Financial Corp.	12,321	473
*		Interactive Brokers Group, Inc.	14,600	472
		Selective Insurance Group	20,500	471
		LaSalle Hotel Properties REIT	14,760	471
		Strategic Hotels and Resorts, Inc. REIT	28,100	470
*		Argo Group International Holdings	10,917	460
		Healthcare Realty Trust Inc. REIT	17,797	452
		Max Re Capital Ltd.	16,100	451
		First Niagara Financial Group, Inc.	37,421	451
		BOK Financial Corp.	8,712	450
		Tanger Factory Outlet Centers, Inc. REIT	11,678	440
		NewAlliance Bancshares, Inc.	38,081	439
		Alabama National BanCorporation	5,600	436
		The PMI Group Inc.	32,800	436
		R.L.I. Corp.	7,630	433
		First Community Bancorp	10,491	433
		Trustmark Corp.	16,903	429
		The South Financial Group, Inc.	27,234	426
		Cathay General Bancorp	16,030	425
		Sunstone Hotel Investors, Inc. REIT	23,175	424
	^	Thornburg Mortgage, Inc. REIT	45,509	421
		Pennsylvania REIT	14,149	420
		United Bankshares, Inc.	14,525	407
		International Bancshares Corp.	19,320	405
*		Signature Bank	11,831	399
*		FCStone Group, Inc.	8,600	396
		Maguire Properties, Inc. REIT	13,400	395
		Mid-America Apartment Communities, Inc. REIT	9,233	395
		Citizens Banking Corp.	27,062	393
		Greenhill & Co., Inc.	5,900	392
		Prosperity Bancshares, Inc.	13,300	391
		Odyssey Re Holdings Corp.	10,450	384
		American Financial Realty Trust REIT	46,500	373
		Equity Lifestyle Properties, Inc. REIT	8,150	372
		Colonial Properties Trust REIT	16,214	367
	^	The First Marblehead Corp.	23,851	365
		Ashford Hospitality Trust REIT	49,765	358
		Umpqua Holdings Corp.	23,288	357
		EastGroup Properties, Inc. REIT	8,500	356

		First Charter Corp.	11,600	346
		Cash America International Inc.	10,587	342
		PS Business Parks, Inc. REIT	6,502	342
		FelCor Lodging Trust, Inc. REIT	21,868	341
		Lexington Realty Trust REIT	23,393	340
		Horace Mann Educators Corp.	17,885	339
*		Piper Jaffray Cos., Inc.	7,310	339
		Omega Healthcare Investors, Inc. REIT	21,066	338
		MFA Mortgage Investments, Inc. REIT	36,400	337
	^	Radian Group, Inc.	28,553	333
		F.N.B. Corp.	22,681	333
		Hancock Holding Co.	8,655	331
		Inland Real Estate Corp. REIT	22,954	325

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2007

			Market
			Value
		Shares	($000)

	Pacific Capital Bancorp	16,002	322
	MCG Capital Corp.	27,700	321
	Old National Bancorp	21,424	321
	TrustCo Bank NY	32,259	320
	Provident Financial Services Inc.	22,026	318
	Ares Capital Corp.	21,637	317
	Equity One, Inc. REIT	13,683	315
^	First Commonwealth Financial Corp.	29,333	312
	Boston Private Financial Holdings, Inc.	11,363	308
	Extra Space Storage Inc. REIT	21,479	307
*	Forestar Real Estate Group, Inc.	12,941	305
	Cousins Properties, Inc. REIT	13,778	304
^	Redwood Trust, Inc. REIT	8,826	302
	Sterling Financial Corp.	17,408	292
	NBT Bancorp, Inc.	12,353	282
*	Enstar Group Ltd.	2,300	282
	Midland Co.	4,236	274
	Glacier Bancorp, Inc.	14,578	273
	First Citizens BancShares Class A	1,859	271
	MB Financial, Inc.	8,762	270
	Provident Bankshares Corp.	12,602	270
	Wintrust Financial Corp.	8,132	269
	Franklin Street Properties Corp. REIT	18,087	268
*	Navigators Group, Inc.	4,093	266
^	Frontier Financial Corp.	14,250	265
	Sterling Bancshares, Inc.	23,650	264
	Employers Holdings, Inc.	15,639	261
	Sovran Self Storage, Inc. REIT	6,500	261
	Saul Centers, Inc. REIT	4,843	259
^	Newcastle Investment Corp. REIT	19,931	258
	Bank Mutual Corp.	24,211	256
	Alfa Corp.	11,801	256
^	Park National Corp.	3,930	253
	Infinity Property & Casualty Corp.	6,941	251
	City Holding Co.	7,327	248
	Community Bank System, Inc.	12,400	246
	Calamos Asset Management, Inc.	8,204	244
^	PrivateBancorp, Inc.	7,402	242
	National Health Investors REIT	8,500	237
*	Investors Bancorp, Inc.	16,746	237
*	KBW Inc.	9,131	234
	Brookline Bancorp, Inc.	22,889	233
	Acadia Realty Trust REIT	9,000	231
*	Dollar Financial Corp.	7,500	230
^	Downey Financial Corp.	7,386	230
	Northwest Bancorp, Inc.	8,313	221
*	First Federal Financial Corp.	6,132	220
*	Hilltop Holdings Inc.	19,738	216
	United Fire & Casualty Co.	7,401	215
	National Penn Bancshares Inc.	14,169	215
	Tower Group, Inc.	6,400	214
	Chemical Financial Corp.	8,921	212
	S & T Bancorp, Inc.	7,676	212

	CVB Financial Corp.	20,375	211
	Capitol Federal Financial	6,744	209
*	Alexander’s, Inc. REIT	589	208
*	Guaranty Financial Group, Inc.	12,941	207
	First BanCorp Puerto Rico	28,300	206
*	TradeStation Group, Inc.	14,517	206
*	Texas Capital Bancshares, Inc.	11,257	205
	LTC Properties, Inc. REIT	8,100	203
	Fremont General Corp.	57,807	202
	Sterling Financial Corp. (PA)	12,318	202
	American Campus Communities, Inc. REIT	7,500	201
	Hercules Technology Growth Capital, Inc.	16,200	201
	LandAmerica Financial Group, Inc.	5,945	199

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2007

				Market
				Value
			Shares	($000)

		Getty Realty Holding Corp. REIT	7,427	198
		First Financial Bankshares, Inc.	5,210	196
		Amcore Financial, Inc.	8,400	191
		Financial Federal Corp.	8,400	187
*		World Acceptance Corp.	6,937	187
		Provident New York Bancorp, Inc.	14,330	185
		Investors Real Estate Trust REIT	20,624	185
		Central Pacific Financial Co.	10,003	185
*		CNA Surety Corp.	9,310	184
		Harleysville National Corp.	12,591	183
		FBL Financial Group, Inc. Class A	5,283	182
		United Community Banks, Inc.	11,400	180
		Portfolio Recovery Associates, Inc.	4,500	179
		Friedman, Billings, Ramsey Group, Inc. REIT	56,688	178
		BankFinancial Corp.	11,240	178
*		Meadowbrook Insurance Group, Inc.	18,826	177
	^	IndyMac Bancorp, Inc.	29,671	177
*		LaBranche & Co. Inc.	34,399	173
*		Pinnacle Financial Partners, Inc.	6,768	172
		WesBanco, Inc.	8,294	171
		Parkway Properties Inc. REIT	4,569	169
*		Stifel Financial Corp.	3,200	168
*		EZCORP, Inc.	14,838	168
		Simmons First National Corp.	6,237	165
		KNBT Bancorp Inc.	10,617	164
		American Physicians Capital, Inc.	3,900	162
*		PICO Holdings, Inc.	4,796	161
		Glimcher Realty Trust REIT	11,234	161
		First Indiana Corp.	5,007	160
		Presidential Life Corp.	9,100	159
		OneBeacon Insurance Group Ltd.	7,407	159
	^	RAIT Financial Trust REIT	18,455	159
		National Western Life Insurance Co. Class A	757	157
	^	Capital Trust Class A REIT	5,099	156
		Gramercy Capital Corp. REIT	6,383	155
		Community Trust Bancorp Inc.	5,623	155
		Bank of the Ozarks, Inc.	5,908	155
		Dime Community Bancshares	12,112	155
	^	NorthStar Realty Finance Corp. REIT	17,158	153
		Anthracite Capital Inc. REIT	21,100	153
		Anchor Bancorp Wisconsin Inc.	6,479	152
		Ramco-Gershenson Properties Trust REIT	7,010	150
		Stewart Information Services Corp.	5,720	149
		Student Loan Corp.	1,350	149
*		Centennial Bank Holdings Inc.	25,658	148
*	^	Western Alliance Bancorp	7,740	145
	^	First Busey Corp.	7,311	145
		Gamco Investors Inc. Class A	2,093	145
		Southside Bancshares, Inc.	7,062	144
		Independent Bank Corp. (MA)	5,300	144
	^	Gladstone Capital Corp.	8,419	143
		Advance America, Cash Advance Centers, Inc.	14,059	143

		U-Store-It Trust REIT	15,495	142
*		FPIC Insurance Group, Inc.	3,300	142
		Columbia Banking System, Inc.	4,734	141
		Sandy Spring Bancorp, Inc.	5,000	139
		Harleysville Group, Inc.	3,917	139
		Medical Properties Trust Inc. REIT	13,586	138
		First Financial Corp. (IN)	4,881	138
*		First Cash Financial Services, Inc.	9,400	138
*		Seabright Insurance Holdings, Inc.	9,100	137
		IBERIABANK Corp.	2,900	136
*		United America Indemnity, Ltd.	6,800	135
*		MarketAxess Holdings, Inc.	10,528	135
	^	ASTA Funding, Inc.	5,100	135
		Old Second Bancorp, Inc.	5,015	134

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2007

				Market
				Value
			Shares	($000)

		First Financial Bancorp	11,782	134
*	^	Ladenburg Thalmann Financial Services, Inc.	63,300	134
		American Equity Investment Life Holding Co.	16,100	133
		TierOne Corp.	6,016	133
		TriCo Bancshares	6,878	133
*		Tejon Ranch Co.	3,200	131
	^	W Holding Co., Inc.	107,752	130
		Capstead Mortgage Corp. REIT	9,712	128
		Universal Health Realty Income REIT	3,600	128
*		Virginia Commerce Bancorp, Inc.	10,770	126
		Cohen & Steers, Inc.	4,200	126
		Omega Financial Corp.	4,300	126
		U.S.B. Holding Co., Inc.	6,327	125
*		Sun Bancorp, Inc. (NJ)	7,885	124
		Safety Insurance Group, Inc.	3,389	124
		Kite Realty Group Trust REIT	8,123	124
*		Thomas Weisel Partners Group, Inc.	9,000	124
*		Stratus Properties Inc.	3,604	122
		Independent Bank Corp. (MI)	12,805	122
		State Auto Financial Corp.	4,617	121
		ViewPoint Financial Group	7,327	121
		Sun Communities, Inc. REIT	5,726	121
		Oriental Financial Group Inc.	8,981	120
*		Ocwen Financial Corp.	21,700	120
		Deerfield Capital Corp.	15,024	120
		First Merchants Corp.	5,502	120
		PremierWest Bancorp	10,434	119
		Renasant Corp.	5,505	119
		Cedar Shopping Centers, Inc. REIT	11,600	119
	^	Corus Bankshares Inc.	10,980	117
		Peoples Bancorp, Inc.	4,682	117
		Flagstone Reinsurance Holdings Ltd.	8,349	116
		Arbor Realty Trust, Inc. REIT	7,200	116
		First Source Corp.	6,693	116
		WSFS Financial Corp.	2,300	115
		First Potomac REIT	6,595	114
		Anworth Mortgage Asset Corp. REIT	13,762	114
		Washington Trust Bancorp, Inc.	4,493	113
		Hersha Hospitality Trust REIT	11,800	112
		First Bancorp (NC)	5,917	112
		First Financial Holdings, Inc.	4,035	111
		Suffolk Bancorp	3,600	111
*		Quanta Capital Holdings Ltd.	43,065	110
		Hanmi Financial Corp.	12,669	109
*		Citizens, Inc.	19,669	109
	^	Capital City Bank Group, Inc.	3,850	109
		Mainsource Financial Group, Inc.	6,981	109
		Cardinal Financial Corp.	11,648	109
	^	PFF Bancorp, Inc.	8,909	107
		Capital Southwest Corp.	901	107
		Consolidated-Tomoka Land Co.	1,700	107
		Integra Bank Corp.	7,550	107

*	^	Doral Financial Corp.	5,898	106
*		First Mercury Financial Corp.	4,341	106
*		First Regional Bancorp	5,600	106
		West Coast Bancorp	5,697	105
		Heritage Commerce Corp.	5,700	105
		Massbank Corp.	2,871	105
*		PMA Capital Corp. Class A	12,712	104
		Lakeland Bancorp, Inc.	8,874	103
		AmericanWest Bancorporation	5,796	102
		Peapack Gladstone Financial Corp.	4,063	101
		Nara Bancorp, Inc.	8,589	100
	^	Cascade Bancorp	7,181	100
		Flagstar Bancorp, Inc.	14,254	99
		SWS Group, Inc.	7,821	99

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2007

				Market
				Value
			Shares	($000)

		First Community Bancshares, Inc.	3,079	98
		Southwest Bancorp, Inc.	5,344	98
		CapLease, Inc. REIT	11,600	98
		Flushing Financial Corp.	6,052	97
	^	First South Bancorp, Inc.	4,352	97
*		Pacific Mercantile Bancorp	7,791	96
	^	Crystal River Capital Inc. REIT	6,629	96
		Clifton Savings Bancorp, Inc.	9,692	95
	^	Alesco Financial, Inc. REIT	28,832	95
		Gladstone Commercial Corp. REIT	5,300	93
		Tompkins Trustco, Inc.	2,390	93
		CFS Bancorp, Inc.	6,300	92
*	^	Ampal-American Israel Corp.	12,344	91
*		The Bancorp Inc.	6,758	91
		NewBridge Bancorp.	8,369	90
		Agree Realty Corp. REIT	3,000	90
		BancFirst Corp.	2,100	90
*		Penson Worldwide, Inc.	6,262	90
*		Great Lakes Bancorp, Inc.	7,007	90
		Urstadt Biddle Properties Class A REIT	5,766	89
		Banner Corp.	3,100	89
		Greater Community Bancorp	5,435	89
		Republic Bancorp, Inc. Class A	5,373	89
		Wilshire Bancorp Inc.	11,250	88
*		Superior Bancorp	16,358	88
		German American Bancorp	6,797	87
		Arrow Financial Corp.	4,022	86
		Mission West Properties Inc. REIT	8,800	84
		First State Bancorporation	5,968	83
		Merchants Bancshares, Inc.	3,511	83
		Univest Corp. of Pennsylvania	3,905	82
		Intervest Bancshares Corp.	4,748	82
		Abington Community Bancorp Inc.	8,563	80
	^	JER Investors Trust Inc. REIT	7,472	80
		Capitol Bancorp Ltd.	3,990	80
		Provident Financial Holdings, Inc.	4,832	80
		Advanta Corp. Class A	10,894	80
		Union Bankshares Corp.	3,750	79
		MVC Capital, Inc.	4,900	79
		Sterling Bancorp	5,785	79
		Bryn Mawr Bank Corp.	3,402	78
		Virginia Financial Group, Inc.	5,250	78
		Amtrust Financial Services Inc.	5,645	78
		Resource America, Inc.	5,286	78
		One Liberty Properties, Inc. REIT	4,200	77
		SCBT Financial Corp.	2,418	77
		S.Y. Bancorp, Inc.	3,189	76
		Great Southern Bancorp, Inc.	3,476	76
		Prospect Energy Corp.	5,800	76
		Eastern Virginia Bankshares, Inc.	4,460	76
		Wainwright Bank & Trust Co.	5,682	75
		Lakeland Financial Corp.	3,598	75

		Sanders Morris Harris Group Inc.	7,301	75
		Nelnet, Inc.	5,800	74
		First Place Financial Corp.	5,236	73
*		Beneficial Mutual Bancorp, Inc.	7,519	73
		Winthrop Realty Trust Inc. REIT	13,798	73
		UMH Properties, Inc. REIT	6,159	73
*		Amerisafe Inc.	4,600	71
		GMH Communities Trust REIT	12,909	71
		Heritage Financial Corp.	3,576	71
*	^	Wauwatosa Holdings, Inc.	5,541	71
		CoBiz Inc.	4,773	71
		Bank of Granite Corp.	6,687	71
		Baldwin & Lyons, Inc. Class B	2,573	71
		Horizon Financial Corp.	3,993	70

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2007

				Market
				Value
			Shares	($000)

		Education Realty Trust, Inc. REIT	6,121	69
		State Bancorp, Inc.	5,243	68
		Heartland Financial USA, Inc.	3,655	68
*		Encore Capital Group, Inc.	6,923	67
		BankUnited Financial Corp.	9,685	67
		City Bank Lynnwood (WA)	2,965	66
		Camco Financial Corp.	6,005	66
		Taylor Capital Group, Inc.	3,200	65
		Penns Woods Bancorp, Inc.	2,008	65
*		Community Bancorp	3,750	65
		Financial Institutions, Inc.	3,651	65
		Medallion Financial Corp.	6,380	64
		LSB Corp.	4,028	64
		Capital Corp. of the West	3,272	64
		HMN Financial, Inc.	2,621	63
		BankAtlantic Bancorp, Inc. Class A	15,335	63
		Midwest Banc Holdings, Inc.	5,040	63
		First M&F Corp.	3,952	62
*		CompuCredit Corp.	6,159	61
		Compass Diversified Trust	4,100	61
		BancTrust Financial Group, Inc.	5,033	61
		Center Financial Corp.	4,915	61
		North Valley Bancorp	4,618	60
		Federal Agricultural Mortgage Corp. Class A	3,500	60
		Home Bancshares Inc.	2,835	59
		Asset Acceptance Capital Corp.	5,694	59
		Macatawa Bank Corp.	6,874	59
		Rainier Pacific Financial Group Inc.	3,925	58
		Thomas Properties Group, Inc.	5,320	57
		Castlepoint Holdings Ltd.	4,736	57
		FNB Corp. (NC)	4,656	57
		Westwood Holdings Group, Inc.	1,500	56
		Atlantic Coast Federal Corp.	4,745	56
*		Greenlight Capital Re. Ltd.	2,709	56
		NYMAGIC, Inc.	2,400	56
		TIB Financial Corp.	6,514	55
		HF Financial Corp.	3,644	55
		Associated Estates Realty Corp. REIT	5,808	55
*		Republic First Bancorp, Inc.	7,909	55
*		Harris & Harris Group, Inc.	6,200	54
		OceanFirst Financial Corp.	3,436	54
		Willow Grove Bancorp, Inc.	6,426	54
		West Bancorporation	4,121	54
		Jefferson Bancshares, Inc.	5,200	53
		Camden National Corp.	1,840	52
		EMC Insurance Group, Inc.	2,195	52
*	^	Ameriserv Financial Inc.	18,587	51
*		eHealth, Inc.	1,600	51
		Kearny Financial Corp.	4,284	51
		Citizens & Northern Corp.	2,898	51
		Pulaski Financial Corp.	5,046	50
*		Oritani Financial Corp.	4,053	50

*		United Capital Corp.	2,064	49
		NGP Capital Resources Co.	3,161	49
		FNB Corp. (VA)	2,060	48
		Capital Bank Corp.	4,502	48
		American Land Lease, Inc. REIT	2,400	48
*		Consumer Portfolio Services, Inc.	14,200	48
	^	Seacoast Banking Corp. of Florida	4,564	47
		TICC Capital Corporation	5,070	47
		Colony Bankcorp, Inc.	3,062	47
		PMC Commercial Trust REIT	4,300	46
		Westfield Financial, Inc.	4,681	45
*		Franklin Bank Corp.	10,515	45
		Berkshire Hills Bancorp, Inc.	1,741	45
		Royal Bancshares of Pennsylvania, Inc.	4,060	45

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2007

				Market
				Value
			Shares	($000)

		Irwin Financial Corp.	5,987	44
		Ames National Corp.	2,315	44
*		Penn Treaty American Corp.	6,755	44
		K-Fed Bancorp	4,336	44
*		Triad Guaranty, Inc.	4,400	43
		Greene County Bancshares	2,225	43
		First Federal Bancshares of Arkansas, Inc.	2,933	43
		Northrim Bancorp Inc.	1,984	42
*		Primus Guaranty, Ltd.	5,967	42
		Security Capital Assurance, Ltd.	10,725	42
		Gladstone Investment Corp.	4,218	41
*		FBR Capital Markets Corp.	4,292	41
		Unity Bancorp, Inc.	4,828	41
		Preferred Bank	1,573	41
		Ameris Bancorp	2,421	41
		MutualFirst Financial Inc.	2,926	40
		Resource Capital Corp. REIT	4,300	40
	^	U.S. Global Investors, Inc. Class A	2,400	40
		American National Bankshares Inc.	1,983	40
*		Scottish Re Group Ltd.	54,900	40
		Mercantile Bank Corp.	2,546	39
*		Credit Acceptance Corp.	1,900	39
		Farmers Capital Bank Corp.	1,430	39
*		Crawford & Co. Class B	9,250	38
*		United PanAm Financial Corp.	7,392	38
		Enterprise Financial Services Corp.	1,585	38
		Imperial Capital Bancorp Inc.	2,061	38
		Comm Bancorp, Inc.	843	37
		Smithtown Bancorp, Inc.	1,654	37
		Hawthorn Bancshares Inc.	1,461	37
		Shore Bancshares, Inc.	1,650	36
*		SCPIE Holdings Inc.	1,300	36
*		NewStar Financial, Inc.	4,300	36
		First Defiance Financial Corp.	1,600	35
		Codorus Valley Bancorp, Inc.	1,998	34
		MBT Financial Corp.	3,830	34
		Citizens First Bancorp, Inc.	2,748	34
		Center Bancorp, Inc.	3,045	34
	^	Temecula Valley Bancorp, Inc.	2,863	34
		United Community Financial Corp.	5,993	33
		Independence Holding Co.	2,602	33
		BlackRock Kelso Capital Corp.	2,000	31
		Investors Title Co.	812	31
	^	Security Bank Corp.	3,272	30
		Columbia Bancorp (OR)	1,800	30
*		First Mariner Bancorp, Inc.	5,242	30
		Century Bancorp, Inc. Class A	1,440	29
		TF Financial Corp.	1,161	29
		CBRE Realty Finance Inc.	5,200	28
*		Cowen Group, Inc.	2,900	28
		HopFed Bancorp, Inc.	1,815	27
*		Marlin Business Services Inc.	2,196	26
*		Rewards Network Inc.	5,200	26

		Patriot Capital Funding Inc.	2,500	25
		PennantPark Investment Corp.	2,500	25
		ProCentury Corp.	1,600	25
	^	Vineyard National Bancorp Co.	2,415	24
		Advanta Corp. Class B	3,000	24
		PAB Bankshares, Inc.	1,900	24
*		First Acceptance Corp.	5,500	23
		Citizens South Banking Corp.	2,237	23
		Meta Financial Group, Inc.	554	23
		Wayne Savings Bancshares, Inc.	2,079	23
		QC Holdings Inc.	2,008	23
		Kohlberg Capital Corp.	1,869	22
		United Security Bancshares, Inc.	1,292	22

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2007

				Market
				Value
			Shares	($000)

		Donegal Group Inc. Class A	1,200	21
		GB&T Bancshares, Inc.	2,045	19
		Landmark Bancorp Inc.	749	19
*		BCSB Bankcorp, Inc.	3,006	19
		National Bankshares, Inc.	1,098	19
*		Reis, Inc.	2,356	18
*		Clayton Holdings, Inc.	3,500	18
		First Security Group Inc.	2,000	18
		Ameriana Bancorp	1,926	17
*		American Independence Corp.	1,770	16
	^	Impac Mortgage Holdings, Inc. REIT	28,200	16
		BRT Realty Trust REIT	1,000	15
		Evercore Partners Inc.	700	15
		Vestin Realty Mortgage II, Inc. REIT	3,300	12
		Team Financial, Inc.	820	12
		Cadence Financial Corp.	800	12
	^	United Security Bancshares (CA)	716	11
*	^	NovaStar Financial Inc. REIT	3,775	11
*		Essa Bancorp Inc.	900	10
		National Interstate Corp.	300	10
		Monmouth Real Estate Investment Corp. REIT	1,200	10
	^	Luminent Mortgage Capital, Inc. REIT	12,400	10
*		HouseValues, Inc.	3,100	10
		Cogdell Spencer Inc. REIT	600	10
*		First Keystone Financial, Inc.	958	9
*		American Safety Insurance Holdings, Ltd.	400	8
*		Specialty Underwriters’ Alliance, Inc.	1,400	7
		Sierra Bancorp	300	7
		Centerstate Banks of Florida	600	7
		American Mortgage Acceptance Co. REIT	6,015	7
		Yadkin Valley Bank and Trust Co.	400	6
		Affirmative Insurance Holdings, Inc.	500	5
		Cascade Financial Corp.	375	5
*		ZipRealty, Inc.	900	5
		First National Lincoln Corp.	300	4
		Lincoln Bancorp	300	4
		Origen Financial, Inc. REIT	1,000	4
		Grubb & Ellis Co.	600	4
		Eagle Bancorp, Inc.	260	3
		Habersham Bancorp	200	3
		Fidelity Southern Corp.	300	3
		Federal Agricultural Mortgage Corp. Class C	100	3
		Pacific Continental Corp.	210	3
		Southern Community Financial Corp.	400	3
		Princeton National Bancorp, Inc.	99	2
*		Meruelo Maddux Properties Inc.	600	2
		Bimini Capital Management Inc.	8,621	2
		Community Capital Corp.	115	2
		Eastern Insurance Holdings, Inc.	100	2
		Roma Financial Corp.	100	2
*		Horizon Group Properties, Inc. REIT	270	2
*		AMV Liquidating Trust	13,300	1

*	Dynex Capital, Inc. REIT	100	1
	Hanover Capital Mortgage Holdings, Inc. REIT	2,100	1
	Feldman Mall Properties, Inc. REIT	100	0
*	EBS Litigation LLC	6,856	0
*	Vesta Insurance Group, Inc.	4,693	0
			1,027,648
Health Care (7.2%)
	Johnson & Johnson	1,056,069	70,440
	Pfizer Inc.	2,527,337	57,446
	Merck & Co., Inc.	791,472	45,992
	Abbott Laboratories	563,923	31,664
	UnitedHealth Group Inc.	483,426	28,135
	Wyeth	490,636	21,681

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2007

			Market
			Value
		Shares	($000)

	Medtronic, Inc.	415,991	20,912
	Eli Lilly & Co.	372,489	19,887
*	WellPoint Inc.	219,089	19,221
	Bristol-Myers Squibb Co.	721,726	19,140
*	Amgen, Inc.	396,582	18,417
*	Gilead Sciences, Inc.	338,008	15,552
	Schering-Plough Corp.	546,185	14,550
	Baxter International, Inc.	235,581	13,675
*	Genentech, Inc.	173,172	11,615
	Aetna Inc.	186,974	10,794
*	Medco Health Solutions, Inc.	99,014	10,040
*	Thermo Fisher Scientific, Inc.	155,892	8,992
	Covidien Ltd.	180,912	8,013
	Stryker Corp.	104,836	7,833
	Cardinal Health, Inc.	133,054	7,684
	Becton, Dickinson & Co.	88,925	7,432
	Allergan, Inc.	111,996	7,195
*	Genzyme Corp.	96,088	7,153
	McKesson Corp.	108,237	7,091
*	Celgene Corp.	139,787	6,460
*	Biogen Idec Inc.	105,172	5,986
*	Express Scripts Inc.	80,100	5,847
*	Zimmer Holdings, Inc.	86,413	5,716
*	Boston Scientific Corp.	489,901	5,698
	CIGNA Corp.	103,440	5,558
*	St. Jude Medical, Inc.	124,463	5,058
*	Humana Inc.	61,563	4,636
*	Intuitive Surgical, Inc.	13,783	4,473
*	Forest Laboratories, Inc.	115,970	4,227
	C.R. Bard, Inc.	37,992	3,602
*	Coventry Health Care Inc.	56,774	3,364
*	Laboratory Corp. of America Holdings	43,037	3,251
	Quest Diagnostics, Inc.	60,280	3,189
	AmerisourceBergen Corp.	65,826	2,954
*	Waters Corp.	36,689	2,901
*	Hologic, Inc.	41,870	2,874
*	Hospira, Inc.	57,633	2,457
*	Varian Medical Systems, Inc.	46,315	2,416
	DENTSPLY International Inc.	52,757	2,375
	Applera Corp.–Applied Biosystems Group	67,422	2,287
*	DaVita, Inc.	38,736	2,183
*	Covance, Inc.	23,339	2,022
*	Barr Pharmaceuticals Inc.	37,960	2,016
*	Henry Schein, Inc.	32,552	1,999
*	Health Net Inc.	40,899	1,975
*	Amylin Pharmaceuticals, Inc.	48,690	1,802
*	Millennium Pharmaceuticals, Inc.	118,825	1,780
*	Respironics, Inc.	27,138	1,777
*	Cephalon, Inc.	24,572	1,763
	Beckman Coulter, Inc.	22,976	1,673
*	Charles River Laboratories, Inc.	24,975	1,643
	IMS Health, Inc.	71,199	1,640

*	Invitrogen Corp.	17,198	1,606
	Pharmaceutical Product Development, Inc.	39,048	1,576
	Mylan Inc.	110,782	1,558
*	ResMed Inc.	28,454	1,495
*	Millipore Corp.	20,126	1,473
*	Patterson Cos.	41,352	1,404
*	Cerner Corp.	24,774	1,397
*	VCA Antech, Inc.	30,800	1,362
*	IDEXX Laboratories Corp.	22,770	1,335
*	Inverness Medical Innovations, Inc.	23,572	1,324
*	Community Health Systems, Inc.	35,571	1,311
*	Endo Pharmaceuticals Holdings, Inc.	49,113	1,310
*	BioMarin Pharmaceutical Inc.	35,600	1,260
*	Gen-Probe Inc.	19,520	1,228

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2007

				Market
				Value
			Shares	($000)

*		Pediatrix Medical Group, Inc.	17,914	1,221
		Hillenbrand Industries, Inc.	21,713	1,210
*		MGI Pharma, Inc.	29,553	1,198
*		Illumina, Inc.	19,796	1,173
		PerkinElmer, Inc.	43,440	1,130
*		Vertex Pharmaceuticals, Inc.	48,347	1,123
*		Onyx Pharmaceuticals, Inc.	20,148	1,121
*		Lincare Holdings, Inc.	30,976	1,089
*		Kinetic Concepts, Inc.	19,722	1,056
*		OSI Pharmaceuticals, Inc.	21,464	1,041
*		Sepracor Inc.	39,571	1,039
		Perrigo Co.	29,555	1,035
		Omnicare, Inc.	44,384	1,012
*		Ventana Medical Systems, Inc.	11,400	994
*		Watson Pharmaceuticals, Inc.	36,075	979
*		Alexion Pharmaceuticals, Inc.	12,946	971
*		Edwards Lifesciences Corp.	20,917	962
		Universal Health Services Class B	18,587	952
*		ImClone Systems, Inc.	22,083	950
*		Techne Corp.	14,074	930
*		King Pharmaceuticals, Inc.	89,439	916
*		HLTH Corp.	67,433	904
*		Tenet Healthcare Corp.	175,389	891
*		Immucor Inc.	25,580	869
*		Sierra Health Services, Inc.	19,928	836
*		Healthways, Inc.	13,013	760
*		PDL BioPharma Inc.	43,325	759
*		United Therapeutics Corp.	7,700	752
*		Myriad Genetics, Inc.	16,147	750
*		Varian, Inc.	11,330	740
*		AMERIGROUP Corp.	19,826	723
*		Adams Respiratory Therapeutics, Inc.	12,089	722
*		Bio-Rad Laboratories, Inc. Class A	6,800	705
*		Pharmion Corp.	11,100	698
*		Magellan Health Services, Inc.	14,815	691
		STERIS Corp.	23,937	690
*		Warner Chilcott Ltd.	37,601	667
*		Psychiatric Solutions, Inc.	20,366	662
		Owens & Minor, Inc. Holding Co.	15,360	652
		Cooper Cos., Inc.	16,448	625
*		LifePoint Hospitals, Inc.	20,771	618
*		Haemonetics Corp.	9,762	615
*	^	HealthSouth Corp.	28,948	608
*		Affymetrix, Inc.	25,994	602
*		Alkermes, Inc.	38,014	593
*		Dionex Corp.	6,900	572
*		WellCare Health Plans Inc.	13,168	558
*		Advanced Medical Optics, Inc.	22,711	557
		Medicis Pharmaceutical Corp.	21,192	550
		Health Management Associates Class A	91,904	550
*		Savient Pharmaceuticals Inc.	23,861	548
*		Cepheid, Inc.	20,622	543
*		Regeneron Pharmaceuticals, Inc.	21,784	526

*		LifeCell Corp.	12,000	517
*		Sunrise Senior Living, Inc.	16,700	512
*		Nuvasive, Inc.	12,800	506
		West Pharmaceutical Services, Inc.	12,400	503
*		Human Genome Sciences, Inc.	47,563	497
*		PSS World Medical, Inc.	25,350	496
*		PAREXEL International Corp.	10,200	493
*	^	ArthroCare Corp.	10,238	492
		Chemed Corp.	8,800	492
*		Isis Pharmaceuticals, Inc.	30,800	485
		Mentor Corp.	12,247	479
*		Amedisys Inc.	9,834	477
*		Applera Corp.–Celera Genomics Group	29,957	475

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2007

				Market
				Value
			Shares	($000)

*		Eclipsys Corp.	18,300	463
*		Medarex, Inc.	44,351	462
*		Centene Corp.	16,000	439
*		Cubist Pharmaceuticals, Inc.	20,706	425
*		American Medical Systems Holdings, Inc.	29,142	421
		Meridian Bioscience Inc.	14,008	421
*		Valeant Pharmaceuticals International	34,148	409
*		Xenoport Inc.	7,300	408
*		The Medicines Co.	21,116	405
*		Exelixis, Inc.	44,705	386
		Brookdale Senior Living Inc.	13,471	383
*		Allscripts Healthcare Solutions, Inc.	19,600	381
*		Thoratec Corp.	19,562	356
*		Universal American Corp.	13,857	355
*		Align Technology, Inc.	20,661	345
*		Apria Healthcare Group Inc.	15,977	345
*		Abaxis, Inc.	9,300	333
*		inVentiv Health, Inc.	10,615	329
*		Theravance, Inc.	16,684	325
*		Kindred Healthcare, Inc.	12,932	323
*		HMS Holdings Corp.	9,633	320
*		Alpharma, Inc. Class A	15,847	319
*		Martek Biosciences Corp.	10,684	316
*		Wright Medical Group, Inc.	10,800	315
*		Sun Healthcare Group Inc.	17,929	308
*		K-V Pharmaceutical Co. Class A	10,633	303
*		Incyte Corp.	30,182	303
*		Sciele Pharma, Inc.	14,300	292
*		Par Pharmaceutical Cos. Inc.	12,027	289
*		AMAG Pharmaceuticals, Inc.	4,733	285
*		Accuray Inc.	18,657	284
*		Conceptus, Inc.	14,300	275
*		SurModics, Inc.	5,045	274
*	^	Dendreon Corp.	43,633	271
		Analogic Corp.	4,000	271
*		AmSurg Corp.	10,000	271
*		Quidel Corp.	13,700	267
*		Healthspring, Inc.	13,900	265
*		Orthofix International N.V.	4,501	261
*		SonoSite, Inc.	7,700	259
*		Omnicell, Inc.	9,500	256
*		Integra LifeSciences Holdings	6,101	256
		Invacare Corp.	10,007	252
*		Air Methods Corp.	5,000	248
*		Acorda Therapeutics Inc.	11,300	248
*		Phase Forward Inc.	11,314	246
*		Auxilium Pharmaceuticals, Inc.	8,100	243
*		HealthExtras, Inc.	9,300	243
*		Halozyme Therapeutics Inc.	33,600	239
*		Sangamo BioSciences, Inc.	17,874	234
*		Spectranetics Corp.	14,996	230
*		Alnylam Pharmaceuticals Inc.	7,900	230
*		eResearch Technology, Inc.	19,350	229

*	Nektar Therapeutics	34,075	229
*	CONMED Corp.	9,740	225
*	CV Therapeutics, Inc.	24,794	224
*	Rigel Pharmaceuticals, Inc.	8,789	223
*	ev3 Inc.	17,437	222
*	TomoTherapy, Inc.	11,297	221
*	XOMA Ltd.	65,000	220
*	Cypress Bioscience, Inc.	19,977	220
*	ViroPharma Inc.	27,631	219
*	The TriZetto Group, Inc.	12,611	219
*	InterMune Inc.	15,900	212
*	Pharmanet Development Group, Inc.	5,405	212
*	Luminex Corp.	13,048	212

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2007

				Market
				Value
			Shares	($000)

*		Enzon Pharmaceuticals, Inc.	22,091	211
*		OraSure Technologies, Inc.	23,190	206
*		Durect Corp.	31,841	205
*		Pain Therapeutics, Inc.	19,200	204
*		Volcano Corp.	15,800	198
*		Seattle Genetics, Inc.	17,186	196
*		Kendle International Inc.	4,000	196
*		Cross Country Healthcare, Inc.	13,500	192
*		Arena Pharmaceuticals, Inc.	24,308	190
*		Geron Corp.	33,480	190
*		I-Flow Corp.	11,800	186
*		Matria Healthcare, Inc.	7,781	185
*		Bruker BioSciences Corp.	13,764	183
*		Insulet Corp.	7,700	181
*		Molina Healthcare Inc.	4,518	175
*		Sirona Dental Systems Inc.	5,176	173
*		IRIS International, Inc.	8,800	173
*		Acadia Pharmaceuticals Inc.	15,540	172
*	^	MannKind Corp.	21,385	170
*		AMN Healthcare Services, Inc.	9,905	170
*		Third Wave Technologies	17,618	170
*		Greatbatch, Inc.	8,341	167
*		Akorn, Inc.	22,400	164
*		Indevus Pharmaceuticals, Inc.	23,343	162
		LCA-Vision Inc.	8,112	162
*		Res-Care, Inc.	6,300	159
*		Inspire Pharmaceuticals, Inc.	26,413	158
*		BioScrip Inc.	20,408	158
*		Abraxis BioScience	2,286	157
		Datascope Corp.	4,294	156
*		Somanetics Corp.	6,483	153
*		Possis Medical Inc.	10,366	151
*		Zoll Medical Corp.	5,600	150
*	^	Pozen Inc.	12,462	150
*		Momenta Pharmaceuticals, Inc.	20,800	149
*		Angiodynamics, Inc.	7,721	147
*		Cytrx Corp.	51,700	147
*		Vivus, Inc.	27,914	145
*		ICU Medical, Inc.	4,000	144
*		Odyssey Healthcare, Inc.	13,000	144
*		Regeneration Technologies, Inc.	16,441	143
*		PharMerica Corp.	10,254	142
*		Gentiva Health Services, Inc.	7,431	141
*		Symmetry Medical Inc.	8,100	141
*		Cyberonics, Inc.	10,700	141
		Landauer, Inc.	2,700	140
*		Adolor Corp.	30,400	140
*	^	Telik, Inc.	39,883	138
*		Hanger Orthopedic Group, Inc.	12,335	136
*		ABIOMED, Inc.	8,700	135
*		Novavax, Inc.	40,222	134
		Vital Signs, Inc.	2,546	130
*		Accelrys Inc.	17,107	129

*	Assisted Living Concepts Inc.	17,121	128
*	Zymogenetics, Inc.	10,975	128
*	Progenics Pharmaceuticals, Inc.	7,036	127
*	Salix Pharmaceuticals, Ltd.	16,058	127
*	Emeritus Corp.	4,936	124
*	SuperGen, Inc.	33,900	124
*	Noven Pharmaceuticals, Inc.	8,900	124
*	Bentley Pharmaceuticals, Inc.	8,000	121
*	Cerus Corp.	18,474	120
*	Enzo Biochem, Inc.	9,335	119
*	Discovery Laboratories, Inc.	55,046	118
*	Anika Resh Inc.	8,000	116
*	Bio-Reference Laboratories, Inc.	3,544	116

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2007

				Market
				Value
			Shares	($000)

*		RehabCare Group, Inc.	5,032	114
*		Radiation Therapy Services, Inc.	3,663	113
*		Senomyx, Inc.	15,083	113
*	^	Hythiam Inc.	38,418	113
*		MWI Veterinary Supply Inc.	2,800	112
		Ligand Pharmaceuticals Inc. Class B	23,000	111
*		deCODE genetics, Inc.	30,173	111
*		MedCath Corp.	4,499	110
*		Medical Action Industries Inc.	5,250	109
*		Immunomedics Inc.	47,075	109
*		Sonic Innovations, Inc.	13,930	108
*		Stereotaxis Inc.	8,706	106
*		Albany Molecular Research, Inc.	7,311	105
*		Lexicon Pharmaceuticals Inc.	34,536	105
*		Array BioPharma Inc.	12,385	104
*		ArQule, Inc.	17,801	103
*		Vital Images, Inc.	5,700	103
*		Nabi Biopharmaceuticals	28,171	102
*		Kensey Nash Corp.	3,391	101
*		Palomar Medical Technologies, Inc.	6,600	101
*		Orthovita, Inc.	28,416	99
*		Bradley Pharmaceuticals, Inc.	5,005	99
*		Neogen Corp.	3,702	98
*		CorVel Corp.	4,256	98
*		Aspect Medical Systems, Inc.	6,996	98
*		Allos Therapeutics Inc.	15,348	97
*		CryoLife Inc.	12,000	95
*		Cardiac Science Corp.	11,656	94
*		APP Pharmaceuticals, Inc.	9,147	94
		Computer Programs and Systems, Inc.	4,100	93
*		E-Z-EM, Inc.	4,464	93
*		Life Sciences Research, Inc.	4,500	90
*		Sirtis Pharmaceuticals Inc.	6,600	90
*		Keryx Biopharmaceuticals, Inc.	10,400	87
*		Providence Service Corp.	3,100	87
*		Dyax Corp.	23,597	86
*		Sequenom, Inc.	9,040	86
*		ARIAD Pharmaceuticals, Inc.	20,212	86
*		Five Star Quality Care, Inc.	10,271	85
*	^	Generex Biotechnology Corp.	52,400	85
*		Medivation Inc.	5,815	84
*		NPS Pharmaceuticals Inc.	21,546	83
*		Natus Medical Inc.	4,200	81
*		Merit Medical Systems, Inc.	5,839	81
*		Neurocrine Biosciences, Inc.	17,734	81
*		Omrix Biopharmaceuticals, Inc.	2,300	80
*		Rochester Medical Corp.	7,086	79
*		Dexcom Inc.	8,800	78
		National Healthcare Corp.	1,500	78
*		Metabolix Inc.	3,200	76
*		US Physical Therapy, Inc.	5,200	75
*		Medical Staffing Network Holdings, Inc.	12,378	75
*		GTx, Inc.	5,200	75

*	Lifecore Biomedical Inc.	5,083	73
*	Hooper Holmes, Inc.	42,531	73
*	LHC Group Inc.	2,900	72
*	Cell Genesys, Inc.	31,265	72
*	StemCells, Inc.	46,900	70
	Cambrex Corp.	8,272	69
*	Monogram Biosciences, Inc.	47,778	69
*	Columbia Laboratories Inc.	30,465	69
	Psychemedics Corp.	4,200	67
*	Continucare Corp.	24,860	67
*	Nuvelo, Inc.	35,718	65
*	EntreMed, Inc.	53,110	64
*	EPIX Pharmaceuticals Inc.	15,992	63

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2007

				Market
				Value
			Shares	($000)

*		National Dentex Corp.	3,896	63
*		SciClone Pharmaceuticals, Inc.	30,457	63
*		Matrixx Initiatives, Inc.	4,400	61
*		Maxygen Inc.	7,477	60
*		ImmunoGen, Inc.	14,300	59
*	^	Hansen Medical Inc.	1,921	58
		National Healthcare Corp. 0.8% Cvt. Pfd.	4,100	57
*		RadNet, Inc.	5,579	57
*		Genomic Health, Inc.	2,500	57
*		Trimeris, Inc.	8,104	57
*		DepoMed, Inc.	17,306	56
*		Idera Pharmaceuticals, Inc.	4,300	56
*		Osteotech, Inc.	7,187	56
*		BioSphere Medical Inc.	10,860	56
*		HealthTronics Surgical Services, Inc.	11,855	54
*		Nighthawk Radiology Holdings, Inc.	2,572	54
*		ThermoGenesis Corp.	33,937	54
*		Collagenex Pharmaceuticals, Inc.	5,592	53
*		Amicas, Inc.	20,076	53
*		Pharmacopeia Drug Discovery Inc.	11,027	53
*		American Dental Partners, Inc.	5,200	52
*		Strategic Diagnostics Inc.	9,612	52
*		Minrad International, Inc.	15,900	52
*		Vical, Inc.	12,115	51
*		Micrus Endovascular Corp.	2,600	51
*		America Service Group Inc.	6,943	51
*		Encysive Pharmaceuticals, Inc.	59,250	50
		Young Innovations, Inc.	2,100	50
*		Obagi Medical Products, Inc.	2,700	49
*		La Jolla Pharmaceutical Co.	12,575	49
*		PDI, Inc.	5,100	48
*		Skilled Healthcare Group Inc.	3,200	47
*		Nutraceutical International Corp.	3,500	46
*		Alliance Imaging, Inc.	4,800	46
*		Caliper Life Sciences, Inc.	8,280	46
*		Candela Corp.	8,123	45
*		Cutera, Inc.	2,800	44
*	^	Peregrine Pharmaceuticals, Inc.	118,381	44
*		Aastrom Biosciences, Inc.	83,800	44
*		Theragenics Corp.	11,916	43
*		Corcept Therapeutics Inc.	13,426	41
*		AVI BioPharma, Inc.	29,300	41
*		Emergency Medical Services LP Class A	1,400	41
*		Synovis Life Technologies, Inc.	2,095	41
*		Cantel Medical Corp.	2,800	41
*		Clinical Data, Inc.	1,800	40
*		ATS Medical, Inc.	17,226	38
*		Emageon Inc.	9,495	38
*		Orchid Cellmark, Inc.	7,589	38
*		BioCryst Pharmaceuticals, Inc.	6,000	37
*		VistaCare, Inc.	5,100	37
*		Exactech, Inc.	1,758	36
*		BioLase Technology, Inc.	15,314	36

*	Cytokinetics, Inc.	7,525	36
*	Penwest Pharmaceuticals Co.	6,050	35
*	Anadys Pharmaceuticals Inc.	21,879	35
*	Altus Pharmaceuticals, Inc.	6,684	35
*	Cynosure Inc.	1,300	34
*	Nastech Pharmaceutical Co., Inc.	9,000	34
*	Hi-Tech Pharmacal Co., Inc.	3,513	34
*	Titan Pharmaceuticals, Inc.	20,271	34
*	Harvard Bioscience, Inc.	7,434	34
*	Tercica, Inc.	5,020	34
*	Allion Healthcare Inc.	6,100	34
*	Rural/Metro Corp.	14,870	32
*	Santarus Inc.	11,122	31

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2007

				Market
				Value
			Shares	($000)

*		VNUS Medical Technologies, Inc.	2,100	30
*		Allied Healthcare International Inc.	12,517	30
*		Alexza Pharmaceuticals, Inc.	3,696	30
*		Kosan Biosciences, Inc.	8,200	30
*		Affymax Inc.	1,314	29
*		Renovis, Inc.	9,600	29
*	^	Cell Therapeutics, Inc.	15,444	29
*		Avigen, Inc.	6,731	29
*		Hemispherx Biopharma, Inc.	35,200	28
*		Neurogen Corp.	7,920	27
*		Orthologic Corp.	20,010	27
*		Neose Technologies, Inc.	24,574	26
*		Ista Pharmaceuticals Inc.	5,337	26
*		Capital Senior Living Corp.	2,600	26
*		Vion Pharmaceuticals, Inc.	45,800	25
*		Northstar Neuroscience, Inc.	2,700	25
*		Vanda Parmaceuticals, Inc.	3,600	25
*		Immtech Pharmaceuticals Inc.	7,148	25
*		Emisphere Technologies, Inc.	8,800	24
*		Exact Sciences Corp.	7,166	23
*		SRI/Surgical Express, Inc.	3,833	23
*		Dynavax Technologies Corp.	4,263	22
*		Barrier Therapeutics Inc.	5,400	21
*		Hollis-Eden Pharmaceuticals, Inc.	12,818	20
*		GenVec, Inc.	13,597	20
*		Idenix Pharmaceuticals Inc.	7,399	20
*		NMT Medical, Inc.	3,531	20
*		AVANT Immunotherapeutics, Inc.	40,329	20
*		NxStage Medical, Inc.	1,300	20
*		Javelin Pharmaceuticals, Inc.	5,076	19
*		Panacos Pharmaceuticals Inc.	23,595	19
*		Pharmacyclics, Inc.	12,630	18
*		Insmed Inc.	22,150	18
*		Antigenics, Inc.	8,912	18
*		Oxigene, Inc.	6,748	17
*		Fonar Corp.	3,106	16
*		ADVENTRX Pharmaceuticals, Inc.	35,400	16
*		Avanir Pharmaceuticals Class A	12,100	15
*		Endologix, Inc.	5,400	15
*		Curis, Inc.	15,270	15
*		Infinity Pharmaceuticals, Inc.	1,525	15
*		Icad Inc.	7,000	14
*		CuraGen Corp.	15,252	14
*		Poniard Pharmaceuticals, Inc.	3,173	14
*		National Medical Health Card Systems, Inc.	1,420	13
*		CardioDynamics International Corp.	33,415	13
*		Repligen Corp.	2,000	13
*		Zila, Inc.	13,147	13
		Atrion Corp.	100	13
*		GTC Biotherapeutics, Inc.	13,981	12
*		Biomimetic Therapeutics, Inc.	700	12
*		Merge Technologies, Inc.	9,681	12

*	^	Genitope Corp.	14,700	11
*		MiddleBrook Pharmaceuticals Inc.	8,570	10
*		Oscient Pharmaceuticals Corp.	7,381	10
*		Threshold Pharmaceuticals, Inc.	18,028	10
*		Nanogen, Inc.	26,400	10
*		SCOLR Pharma Inc.	6,600	10
*		Neurometrix Inc.	1,000	9
*		Gene Logic Inc.	11,200	9
*		Insite Vision, Inc.	12,200	9
*		Genaera Corp.	4,494	9
*		Cadence Pharmaceuticals, Inc.	600	9
*		Northfield Laboratories, Inc.	7,900	8
*		NitroMed, Inc.	8,000	8
*		Proxymed Pharmacy, Inc.	2,846	8

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2007

				Market
				Value
			Shares	($000)

*		Osiris Therapeutics, Inc.	558	7
*		TorreyPines Therapeutics Inc.	2,925	7
*		Hana Biosciences, Inc.	6,238	7
*		Beijing Med-Pharm Corp.	600	7
*		Bioject Medical Technologies Inc.	12,286	7
*		Genelabs Technologies, Inc.	5,200	6
*		SONUS Pharmaceuticals, Inc.	14,615	6
*		Genta Inc.	12,055	6
*		STAAR Surgical Co.	2,300	6
*		Introgen Therapeutics, Inc.	2,000	6
*		Vermillion, Inc.	7,237	6
*		Combinatorx, Inc.	1,300	6
*		Anesiva, Inc.	1,135	6
*		Micromet, Inc.	2,674	6
*		Lipid Sciences, Inc.	5,949	5
*	^	AtheroGenics, Inc.	12,745	5
*		DUSA Pharmaceuticals, Inc.	2,300	5
*		NeoPharm, Inc.	8,114	5
*		IVAX Diagnostics, Inc.	8,700	5
*		Digirad Corp.	1,200	4
*		Critical Therapeutics, Inc.	3,000	4
*		Targeted Genetics Corp.	2,245	3
*		Mediware Information Systems, Inc.	500	3
*		Cytogen Corp.	5,875	3
*		NationsHealth, Inc.	7,744	3
*		Clarient, Inc.	1,490	3
*		NOVT Corp.	1,144	3
*		Animal Health International, Inc.	200	2
*		Epicept Corp.	1,913	2
*		Neurobiological Technolgoies, Inc.	776	2
*		Biodel Inc.	100	2
*		Caraco Pharmaceutical Laboratories, Ltd.	100	2
*		Dialysis Corp. of America	200	2
*		Inhibitex Inc.	1,400	1
*		Tutogen Medical Inc	100	1
*		Novamed, Inc.	200	1
*		Q-Med, Inc.	4,728	1
*		Immunicon Corp.	800	1
*		Pharmos Corp.	1,320	0
*		Vasomedical, Inc.	6,557	0
*		Palatin Technologies, Inc.	1,600	0
*		Biopure Corp.	290	0
*		North American Scientific, Inc.	500	0
*		Aphton Corp.	12,609	0
				707,878
Industrials (7.1%)
		General Electric Co.	3,738,364	138,581
		United Technologies Corp.	343,758	26,311
		The Boeing Co.	271,642	23,758
		3M Co.	248,270	20,934
		United Parcel Service, Inc.	248,896	17,602
		Caterpillar, Inc.	233,333	16,931

Emerson Electric Co.	289,116	16,381
Honeywell International Inc.	259,680	15,988
Deere & Co.	164,370	15,306
Lockheed Martin Corp.	128,312	13,506
Union Pacific Corp.	92,371	11,604
General Dynamics Corp.	125,901	11,204
Burlington Northern Santa Fe Corp.	129,215	10,755
Raytheon Co.	159,818	9,701
FedEx Corp.	107,260	9,564
Northrop Grumman Corp.	119,958	9,433
Illinois Tool Works, Inc.	171,360	9,175
Danaher Corp.	90,036	7,900
Norfolk Southern Corp.	143,815	7,254

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2007

			Market
			Value
		Shares	($000)

	Tyco International, Ltd.	181,012	7,177
	PACCAR, Inc.	129,510	7,056
	CSX Corp.	160,404	7,055
	Precision Castparts Corp.	50,326	6,980
	Textron, Inc.	91,088	6,495
	Waste Management, Inc.	189,709	6,198
	Eaton Corp.	53,239	5,162
	L-3 Communications Holdings, Inc.	46,021	4,875
	Ingersoll-Rand Co.	104,805	4,870
*	McDermott International, Inc.	81,900	4,835
	Parker Hannifin Corp.	63,874	4,810
	Fluor Corp.	32,410	4,723
	Cummins Inc.	36,150	4,604
	Rockwell Collins, Inc.	59,909	4,312
*	Jacobs Engineering Group Inc.	44,040	4,211
	ITT Industries, Inc.	63,082	4,166
*	Foster Wheeler Ltd.	26,176	4,058
*	First Solar, Inc.	14,556	3,888
	Rockwell Automation, Inc.	53,143	3,665
	Cooper Industries, Inc. Class A	67,738	3,582
	Expeditors International of Washington, Inc.	77,882	3,480
	Dover Corp.	74,742	3,445
	Southwest Airlines Co.	274,214	3,345
	C.H. Robinson Worldwide Inc.	59,967	3,245
	Trane, Inc.	66,710	3,116
	Masco Corp.	143,978	3,111
	Goodrich Corp.	43,525	3,073
	Pitney Bowes, Inc.	80,341	3,056
	R.R. Donnelley & Sons Co.	80,206	3,027
	Joy Global Inc.	39,875	2,625
*	Terex Corp.	38,000	2,492
*	KBR Inc.	62,200	2,413
	W.W. Grainger, Inc.	26,443	2,314
*	AGCO Corp.	33,503	2,278
	The Manitowoc Co., Inc.	45,848	2,239
	Republic Services, Inc. Class A	70,562	2,212
	SPX Corp.	20,648	2,124
	Roper Industries Inc.	32,422	2,028
	Flowserve Corp.	20,840	2,005
	Harsco Corp.	31,046	1,989
	Equifax, Inc.	53,403	1,942
*	Stericycle, Inc.	32,362	1,922
	The Dun & Bradstreet Corp.	21,626	1,917
	Fastenal Co.	47,146	1,906
	Avery Dennison Corp.	34,999	1,860
	Ametek, Inc.	39,169	1,835
	Pall Corp.	45,300	1,826
*	Shaw Group, Inc.	29,706	1,795
*	BE Aerospace, Inc.	33,842	1,790
	Manpower Inc.	31,136	1,772
*	SunPower Corp. Class A	13,500	1,760
	Cintas Corp.	52,147	1,753

*	Quanta Services, Inc.	61,972	1,626
*	URS Corp.	29,381	1,596
	Robert Half International, Inc.	57,715	1,561
*	UAL Corp.	42,802	1,526
*	Monster Worldwide Inc.	44,503	1,442
*	General Cable Corp.	19,252	1,411
*	Alliant Techsystems, Inc.	12,320	1,402
	Bucyrus International, Inc.	13,675	1,359
*	Allied Waste Industries, Inc.	121,875	1,343
*	Corrections Corp. of America	45,222	1,335
*	Delta Air Lines Inc.	88,400	1,316
*	Spirit Aerosystems Holdings Inc.	37,810	1,304
	Oshkosh Truck Corp.	27,068	1,279
*	AMR Corp.	90,976	1,276

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2007

				Market
				Value
			Shares	($000)

*		Covanta Holding Corp.	45,153	1,249
		Pentair, Inc.	34,960	1,217
		Donaldson Co., Inc.	26,077	1,209
*		Copart, Inc.	26,924	1,146
		IDEX Corp.	30,153	1,089
		The Brink’s Co.	18,056	1,079
		Kennametal, Inc.	28,482	1,078
		Lincoln Electric Holdings, Inc.	15,000	1,068
		Ryder System, Inc.	22,500	1,058
*		FTI Consulting, Inc.	17,080	1,053
*		Thomas & Betts Corp.	21,432	1,051
*		ChoicePoint Inc.	27,564	1,004
		J.B. Hunt Transport Services, Inc.	36,240	998
		The Timken Co.	30,195	992
*	^	USG Corp.	27,300	977
*		Kansas City Southern	28,250	970
		Hubbell Inc. Class B	18,749	967
		Graco, Inc.	24,591	916
*		Genlyte Group, Inc.	9,568	911
		Lennox International Inc.	21,505	891
*		Kirby Corp.	18,900	878
		Teleflex Inc.	13,939	878
		Landstar System, Inc.	20,375	859
*		Hexcel Corp.	35,200	855
*		Hertz Global Holdings Inc.	53,700	853
		Carlisle Co., Inc.	22,912	848
		Trinity Industries, Inc.	29,788	827
		Curtiss-Wright Corp.	16,468	827
		DRS Technologies, Inc.	15,104	820
		The Corporate Executive Board Co.	13,545	814
*		Continental Airlines, Inc. Class B	36,189	805
		The Toro Co.	14,700	800
		Alexander & Baldwin, Inc.	15,079	779
		Woodward Governor Co.	11,400	775
		Crane Co.	17,947	770
*		Waste Connections, Inc.	24,850	768
*		IHS Inc. Class A	12,497	757
		Herman Miller, Inc.	23,187	751
		Belden Inc.	16,725	744
		UAP Holding Corp.	18,984	733
		Watson Wyatt & Co. Holdings	15,700	729
		Acuity Brands, Inc.	16,112	725
		MSC Industrial Direct Co., Inc. Class A	17,654	714
		Con-way, Inc.	16,751	696
*		GrafTech International Ltd.	39,198	696
		GATX Corp.	18,901	693
		Walter Industries, Inc.	19,215	690
		Actuant Corp.	20,160	686
		CLARCOR Inc.	18,000	683
*		Teledyne Technologies, Inc.	12,511	667
*		WESCO International, Inc.	16,650	660
*		Gardner Denver Inc.	19,992	660

		Brady Corp. Class A	18,712	657
		Nordson Corp.	11,164	647
		Deluxe Corp.	19,537	643
		Macquarie Infrastructure Co. LLC	15,300	620
		Valmont Industries, Inc.	6,857	611
*		Moog Inc.	13,325	610
		Skywest, Inc.	22,300	599
		Wabtec Corp.	17,214	593
		Mine Safety Appliances Co.	11,402	591
*		Owens Corning Inc.	29,097	588
*	^	Energy Conversion Devices, Inc.	17,106	576
*		Evergreen Solar, Inc.	33,100	572
*		EMCOR Group, Inc.	24,100	569
		Kaydon Corp.	10,388	567

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2007

				Market
				Value
			Shares	($000)

*		Esterline Technologies Corp.	10,900	564
	^	HNI Corp.	15,935	559
*		AAR Corp.	14,400	548
*		Orbital Sciences Corp.	22,300	547
*		Geo Group Inc.	19,000	532
		Regal-Beloit Corp.	11,800	530
		Triumph Group, Inc.	6,306	519
		Baldor Electric Co.	15,319	516
*		Huron Consulting Group Inc.	6,365	513
*		United Rentals, Inc.	27,564	506
*		Avis Budget Group, Inc.	37,893	493
		Granite Construction Co.	13,477	488
*		Tetra Tech, Inc.	22,138	476
*		United Stationers, Inc.	10,219	472
		Genco Shipping and Trading Ltd.	8,591	470
*		Ceradyne, Inc.	9,946	467
		Eagle Bulk Shipping Inc.	17,333	460
		Aircastle Ltd.	17,426	459
		Applied Industrial Technology, Inc.	15,589	452
*		US Airways Group Inc.	30,660	451
*		The Middleby Corp.	5,802	445
		IKON Office Solutions, Inc.	34,002	443
*		The Advisory Board Co.	6,891	442
*		ESCO Technologies Inc.	11,000	439
		Briggs & Stratton Corp.	18,996	430
		UTI Worldwide, Inc.	21,700	425
*		American Superconductor Corp.	14,908	408
*		Perini Corp.	9,700	402
		Mueller Industries Inc.	13,729	398
*		TransDigm Group, Inc.	8,700	393
		Barnes Group, Inc.	11,504	384
	^	Simpson Manufacturing Co.	14,400	383
*		Hub Group, Inc.	14,326	381
*		American Commercial Lines Inc.	23,422	380
		Quintana Maritime Ltd.	15,925	366
*		YRC Worldwide, Inc.	21,150	361
*		PHH Corp.	20,247	357
*		Alaska Air Group, Inc.	14,278	357
		Werner Enterprises, Inc.	19,877	339
		Forward Air Corp.	10,853	338
*		Armstrong Worldwide Industries, Inc.	8,356	335
		Robbins & Myers, Inc.	4,400	333
		Ameron International Corp.	3,600	332
*		JetBlue Airways Corp.	54,951	324
*		Cenveo Inc.	18,501	323
		Watsco, Inc.	8,700	320
		Heartland Express, Inc.	22,518	319
		Watts Water Technologies, Inc.	10,711	319
*		Genesee & Wyoming Inc. Class A	13,175	318
		Steelcase Inc.	20,026	318
	^	Knight Transportation, Inc.	20,965	310
*		Taser International Inc.	21,500	309
		Resources Connection, Inc.	17,000	309

	ABM Industries Inc.	15,100	308
	Lindsay Manufacturing Co.	4,350	308
	Mueller Water Products, Inc.	30,673	306
*	Korn/Ferry International	16,200	305
	Albany International Corp.	8,122	301
	Kaman Corp. Class A	8,151	300
*	TeleTech Holdings, Inc.	13,797	293
*	Acco Brands Corp.	18,208	292
	Rollins, Inc.	15,150	291
*	RBC Bearings Inc.	6,677	290
	Interface, Inc.	17,743	290
*	Layne Christensen Co.	5,808	286
*	GenCorp, Inc.	24,200	282

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2007

				Market
				Value
			Shares	($000)

		Healthcare Services Group, Inc.	13,242	280
*		FuelCell Energy, Inc.	28,218	280
*		TrueBlue, Inc.	19,304	280
*		AirTran Holdings, Inc.	38,600	276
*		M&F Worldwide Corp.	5,100	275
*		EnPro Industries, Inc.	8,819	270
*		Columbus McKinnon Corp.	8,237	269
*		CoStar Group, Inc.	5,617	265
*		Clean Harbors Inc.	5,075	262
*		Atlas Air Worldwide Holdings, Inc.	4,700	255
*		School Specialty, Inc.	7,299	252
*		Astec Industries, Inc.	6,778	252
*		II-VI, Inc.	8,100	247
		G & K Services, Inc. Class A	6,539	245
		HEICO Corp.	4,500	245
		Heidrick & Struggles International, Inc.	6,600	245
*		Chart Industries, Inc.	7,917	245
*		Republic Airways Holdings Inc.	12,314	241
		Knoll, Inc.	14,600	240
		Cubic Corp.	6,000	235
		Comfort Systems USA, Inc.	18,300	234
		Tennant Co.	5,200	230
		Viad Corp.	7,247	229
*		Old Dominion Freight Line, Inc.	9,750	225
*		Amerco, Inc.	3,428	225
		Franklin Electric, Inc.	5,800	222
*		Interline Brands, Inc.	10,104	221
*		Furmanite Corp.	18,697	221
*		Innerworkings, Inc.	12,729	220
		A.O. Smith Corp.	6,245	219
		Raven Industries, Inc.	5,700	219
		Administaff, Inc.	7,700	218
*		Goodman Global, Inc.	8,816	216
*		Mobile Mini, Inc.	11,600	215
*		Navigant Consulting, Inc.	15,678	214
		CIRCOR International, Inc.	4,600	213
		Titan International, Inc.	6,800	213
*		GeoEye Inc.	6,168	208
*		NCI Building Systems, Inc.	7,200	207
		Dynamic Materials Corp.	3,500	206
*		CBIZ Inc.	20,923	205
		Gorman-Rupp Co.	6,452	201
*		Dollar Thrifty Automotive Group, Inc.	8,500	201
*		DynCorp International Inc. Class A	7,449	200
		Apogee Enterprises, Inc.	11,700	200
*		Kadant Inc.	6,710	199
*		EnerSys	7,880	197
*		Consolidated Graphics, Inc.	4,100	196
		Bowne & Co., Inc.	11,100	195
		Pacer International, Inc.	13,300	194
*		Spherion Corp.	25,899	189
		NACCO Industries, Inc. Class A	1,891	189
*	^	Fuel-Tech N.V.	8,300	188

*	^	Capstone Turbine Corp.	115,176	188
		Arkansas Best Corp.	8,500	186
		Cascade Corp.	4,000	186
*		CRA International Inc.	3,678	175
		McGrath RentCorp	6,800	175
*		H&E Equipment Services, Inc.	8,993	170
		AAON, Inc.	8,530	169
*		Ladish Co., Inc.	3,900	168
*		Odyssey Marine Exploration, Inc.	27,164	168
		Universal Forest Products, Inc.	5,619	166
*		First Consulting Group, Inc.	12,795	165
*	^	Medis Technology Ltd.	10,700	165
		Horizon Lines Inc.	8,800	164

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2007

				Market
				Value
			Shares	($000)

*		Power-One, Inc.	40,756	163
		Federal Signal Corp.	14,353	161
*		American Reprographics Co.	9,757	161
*		Blount International, Inc.	12,937	159
		Badger Meter, Inc.	3,400	153
*		Kforce Inc.	15,451	151
*		Exponent, Inc.	5,516	149
		Ampco-Pittsburgh Corp.	3,900	149
		American Science & Engineering, Inc.	2,600	148
*		NuCo2, Inc.	5,900	147
*	^	A.S.V., Inc.	10,410	144
*		Team, Inc.	3,936	144
		Tredegar Corp.	8,855	142
*		Superior Essex Inc.	5,900	142
		Freightcar America Inc.	4,015	141
*		Kenexa Corp.	7,073	137
*		Learning Tree International, Inc.	5,981	137
		Kelly Services, Inc. Class A	7,300	136
*		Allegiant Travel Co.	4,151	133
*		Griffon Corp.	10,641	132
*		Cornell Cos., Inc.	5,600	131
*		Insituform Technologies Inc. Class A	8,800	130
*		Flow International Corp.	13,600	127
		Gibraltar Industries Inc.	8,200	126
*	^	Protection One, Inc.	10,624	126
		Electro Rent Corp.	8,350	124
*		COMSYS IT Partners Inc.	7,856	124
*		Accuride Corp.	15,122	119
*		Beacon Roofing Supply, Inc.	13,950	117
		Vicor Corp.	7,479	117
		Ennis, Inc.	6,409	115
		HEICO Corp. Class A	2,704	115
*		Volt Information Sciences Inc.	6,300	115
		The Greenbrier Cos., Inc.	5,100	114
*		GP Strategies Corp.	10,600	113
*		Pinnacle Airlines Corp.	7,373	112
*		Powell Industries, Inc.	2,532	112
		Courier Corp.	3,348	111
*		Park-Ohio Holdings Corp.	4,400	110
		LSI Industries Inc.	6,007	109
		CDI Corp.	4,500	109
		Encore Wire Corp.	6,850	109
*		TurboChef Technologies, Inc.	6,600	109
		Angelica Corp.	5,700	109
*		L.B. Foster Co. Class A	2,100	109
*		Plug Power, Inc.	27,288	108
*		Gehl Co.	6,650	107
*		Lydall, Inc.	9,942	105
*		Rush Enterprises, Inc. Class A	5,650	103
*		Perma-Fix Environmental Services, Inc.	40,758	101
*		Northwest Pipe Co.	2,550	100
		Wabash National Corp.	12,850	99

*	^	Ionatron Inc.	34,281	98
*		Casella Waste Systems, Inc.	7,481	98
*	^	Force Protection, Inc.	20,496	96
*	^	3D Systems Corp.	6,204	96
*		Altra Holdings Inc.	5,600	93
*		Ultralife Batteries, Inc.	4,600	93
*		Pike Electric Corp.	5,510	92
*		Waste Services, Inc.	10,673	91
*	^	Microvision, Inc.	23,195	90
*		Miller Industries, Inc.	6,446	88
		Met-Pro Corp.	7,266	88
*	^	Valence Technology Inc.	44,035	88
*		Commercial Vehicle Group Inc.	6,012	87
*		Hudson Highland Group, Inc.	10,230	86

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2007

			Market
			Value
		Shares	($000)

*	Marten Transport, Ltd.	6,150	86
*	TBS International Ltd.	2,500	83
*	C & D Technologies, Inc.	12,500	83
	TAL International Group, Inc.	3,590	82
*	Argon ST, Inc.	4,395	82
*	Midwest Air Group Inc.	5,500	81
	Xerium Technologies Inc.	15,600	81
	Lawson Products, Inc.	2,138	81
	Quixote Corp.	4,266	81
*	Tecumseh Products Co. Class A	3,423	80
	American Ecology Corp.	3,400	80
*	Ducommun, Inc.	2,100	80
*	Willis Lease Finance Corp.	6,289	79
*	Builders FirstSource, Inc.	10,869	78
	Multi-Color Corp.	2,787	77
*	Herley Industries Inc.	5,565	77
*	MTC Technologies, Inc.	3,242	76
	American Woodmark Corp.	4,185	76
*	LECG Corp.	4,969	75
	Alamo Group, Inc.	4,100	74
	Diamond Management and Technology Consultants,Inc.	9,876	72
	Standex International Corp.	4,100	72
*	TRC Cos., Inc.	8,800	70
*	Dynamex Inc.	2,600	70
*	PeopleSupport Inc.	5,100	70
*	PowerSecure International, Inc.	5,100	69
*	Active Power, Inc.	31,013	68
*	Celadon Group Inc.	7,425	68
	Todd Shipyards Corp.	3,576	68
*	Saia, Inc.	5,051	67
*	Axsys Technologies, Inc.	1,800	66
*	Intersections Inc.	7,870	66
	Schawk, Inc.	4,100	64
*	WCA Waste Corp.	9,763	63
	Mueller Water Products, Inc. Class A	6,601	63
*	AZZ Inc.	2,200	62
	Great Lakes Dredge & Dock Co.	7,081	62
*	Frontier Airlines Holdings, Inc.	11,700	62
*	Magnatek, Inc.	14,300	61
	The Standard Register Co.	5,176	60
*	Mac-Gray Corp.	5,200	59
	Applied Signal Technology, Inc.	4,300	58
*	On Assignment, Inc.	8,300	58
	Virco Manufacturing Corp.	7,736	57
*	P.A.M. Transportation Services, Inc.	3,663	57
	Twin Disc, Inc.	800	57
*	ABX Air, Inc.	13,274	55
*	Innovative Solutions and Support, Inc.	5,724	55
*	ICT Group, Inc.	4,456	53
	Sun Hydraulics Corp.	2,100	53
*	RSC Holdings Inc.	4,200	53
	Houston Wire & Cable Co.	3,700	52

*	Hawaiian Holdings, Inc.	10,000	51
*	Astronics Corp.	1,200	51
*	Stanley Inc.	1,500	48
*	K-Tron International, Inc	400	48
*	Huttig Building Products, Inc.	12,622	44
*	Polypore International Inc.	2,500	44
	American Railcar Industries, Inc.	2,200	42
*	Michael Baker Corp.	1,000	41
	Aceto Corp.	5,107	41
*	Mesa Air Group Inc.	13,000	40
*	USA Truck, Inc.	2,600	40
	Waste Industries USA, Inc.	1,100	40
*	LMI Aerospace, Inc.	1,500	40
	Insteel Industries, Inc.	3,000	35

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2007

				Market
				Value
			Shares	($000)

*		Paragon Technologies, Inc.	5,095	35
*		La Barge, Inc.	2,400	35
*		SL Industries, Inc.	1,700	34
		Bluelinx Holdings Inc.	8,700	34
		Hardinge, Inc.	2,000	34
*		Sterling Construction Co., Inc.	1,500	33
		Barrett Business Services, Inc.	1,800	32
*		ExpressJet Holdings, Inc.	13,050	32
*		Covenant Transport, Inc.	4,806	32
*	^	Trex Co., Inc.	3,800	32
*		International Shipholding Corp.	1,442	31
*		Hurco Cos., Inc.	700	31
*		Quality Distribution Inc.	6,326	28
		Frozen Food Express Industries, Inc.	4,700	28
*		Raytheon Co. Warrants Exp. 6/16/11	1,046	26
		L.S. Starrett Co. Class A	1,300	22
*		Nashua Corp.	1,786	21
*		Innotrac Corp.	5,748	21
*		MAIR Holdings, Inc.	4,441	21
*		Rush Enterprises, Inc. Class B	1,149	20
		CompX International Inc.	1,394	20
*		Tecumseh Products Co. Class B	1,000	20
		Superior Uniform Group, Inc.	2,008	20
*		Standard Parking Corp.	400	19
*		Integrated Electrical Services, Inc.	1,000	19
*		Aerovironment Inc.	700	17
*		PRG-Schultz International, Inc.	1,681	14
		Omega Flex Inc.	810	13
		Sypris Solutions, Inc.	2,100	13
*		Spherix Inc.	11,116	12
*		Universal Truckload Services, Inc.	600	11
*		Milacron Inc.	3,657	11
*		Flanders Corp.	1,900	11
*		Arotech Corp.	4,507	9
*		APAC Teleservices, Inc.	8,134	9
*		Arrowhead Research Corp.	2,300	9
*		Distributed Energy Systems Corp.	21,500	9
*		The Allied Defense Group, Inc.	1,100	6
		AMREP Corp.	200	6
*		TriMas Corp.	500	5
*		First Advantage Corp. Class A	317	5
*		Aerosonic Corp.	730	4
*		Modtech Holdings, Inc.	2,900	3
*		ICF International, Inc.	100	3
*		Millennium Cell Inc.	8,288	2
*		UQM Technologies, Inc.	600	2
		Preformed Line Products Co.	23	1
*		TRM Corp.	2,200	1
*		DT Industries, Inc.	7,000	0
*		BMC Industries, Inc.	29,237	0
				697,025
Information Technology (10.0%)

	Microsoft Corp.	3,078,554	109,597
*	Apple Inc.	317,370	62,865
*	Cisco Systems, Inc.	2,215,135	59,964
*	Google Inc.	84,975	58,759
	Intel Corp.	2,130,707	56,805
	International Business Machines Corp.	496,359	53,656
	Hewlett-Packard Co.	955,493	48,233
*	Oracle Corp.	1,492,393	33,698
	QUALCOMM Inc.	610,888	24,038
*	Dell Inc.	787,428	19,300
	Texas Instruments, Inc.	521,660	17,423
*	EMC Corp.	765,705	14,189
	Corning, Inc.	576,488	13,830

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2007

			Market
			Value
		Shares	($000)

	Motorola, Inc.	837,825	13,439
*	eBay Inc.	396,523	13,161
*	Yahoo! Inc.	440,733	10,251
*	Adobe Systems, Inc.	214,706	9,174
	Applied Materials, Inc.	503,541	8,943
	Automatic Data Processing, Inc.	194,094	8,643
	Accenture Ltd.	216,266	7,792
*	MEMC Electronic Materials, Inc.	82,382	7,290
	Western Union Co.	282,144	6,850
	Tyco Electronics Ltd.	181,112	6,725
*	Electronic Arts Inc.	113,845	6,650
*	NVIDIA Corp.	190,627	6,485
*	Sun Microsystems, Inc.	334,646	6,067
*	Juniper Networks, Inc.	178,514	5,927
	Xerox Corp.	341,516	5,529
*	Agilent Technologies, Inc.	146,102	5,368
	MasterCard, Inc. Class A	24,800	5,337
*	Symantec Corp.	322,517	5,205
	Seagate Technology	196,754	5,017
	Paychex, Inc.	125,734	4,554
*	Broadcom Corp.	171,118	4,473
*	Autodesk, Inc.	84,517	4,206
	Electronic Data Systems Corp.	186,663	3,870
	CA, Inc.	153,423	3,828
*	Intuit, Inc.	117,360	3,710
*	Flextronics International Ltd.	304,226	3,669
	Analog Devices, Inc.	113,591	3,601
*	Cognizant Technology Solutions Corp.	106,008	3,598
*	VeriSign, Inc.	91,013	3,423
	KLA-Tencor Corp.	70,637	3,402
*	Network Appliance, Inc.	134,683	3,362
*	Fiserv, Inc.	58,074	3,223
*	Computer Sciences Corp.	63,733	3,153
	Harris Corp.	50,290	3,152
*	Activision, Inc.	104,256	3,096
	Amphenol Corp.	65,568	3,040
	Fidelity National Information Services, Inc.	70,654	2,939
*	SanDisk Corp.	83,158	2,758
*	NAVTEQ Corp.	36,030	2,724
*	BMC Software, Inc.	73,551	2,621
	Linear Technology Corp.	81,184	2,584
*	Iron Mountain, Inc.	69,359	2,568
*	Marvell Technology Group Ltd.	182,400	2,550
*	Citrix Systems, Inc.	66,460	2,526
	Microchip Technology, Inc.	79,957	2,512
	Altera Corp.	129,260	2,497
*	Western Digital Corp.	80,885	2,444
	Xilinx, Inc.	109,823	2,402
*	BEA Systems, Inc.	143,208	2,260
	National Semiconductor Corp.	98,915	2,239
*	McAfee Inc.	58,342	2,188
*	Alliance Data Systems Corp.	28,971	2,173
*	salesforce.com, inc.	34,400	2,157

*	Cypress Semiconductor Corp.	56,803	2,047
*	Micron Technology, Inc.	278,047	2,016
*	Akamai Technologies, Inc.	57,637	1,994
*	LAM Research Corp.	45,351	1,961
*	Avnet, Inc.	55,276	1,933
*	Teradata Corp.	65,971	1,808
*	Arrow Electronics, Inc.	45,647	1,793
*	Cadence Design Systems, Inc.	102,533	1,744
*	NCR Corp.	65,871	1,653
*	Mettler-Toledo International Inc.	13,837	1,575
*	DST Systems, Inc.	18,857	1,557
*	Affiliated Computer Services, Inc. Class A	34,137	1,540
*	Advanced Micro Devices, Inc.	202,533	1,519

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2007

				Market
				Value
			Shares	($000)

*		FLIR Systems, Inc.	46,800	1,465
*		Red Hat, Inc.	67,227	1,401
*		LSI Corp.	263,312	1,398
		Global Payments Inc.	29,998	1,396
*		Synopsys, Inc.	52,896	1,372
*		Hewitt Associates, Inc.	35,604	1,363
*		Trimble Navigation Ltd.	43,938	1,329
		Molex, Inc.	48,516	1,324
*		Novellus Systems, Inc.	45,872	1,265
		Intersil Corp.	49,678	1,216
*		CommScope, Inc.	24,698	1,215
*		Lexmark International, Inc.	34,825	1,214
*		Equinix, Inc.	11,772	1,190
*		ANSYS, Inc.	28,500	1,182
		Broadridge Financial Solutions LLC	51,648	1,158
*		Varian Semiconductor Equipment Associates, Inc.	30,365	1,124
*		Itron, Inc.	11,300	1,084
*		Brocade Communications Systems, Inc.	147,211	1,081
*		Ciena Corp.	31,194	1,064
*		MICROS Systems, Inc.	15,100	1,059
*		JDS Uniphase Corp.	78,933	1,050
*		Compuware Corp.	118,015	1,048
		Jabil Circuit, Inc.	68,366	1,044
*		Ingram Micro, Inc. Class A	56,862	1,026
*		Tellabs, Inc.	154,769	1,012
*		Nuance Communications, Inc.	51,505	962
*		ON Semiconductor Corp.	106,253	944
*		Polycom, Inc.	33,539	932
*		Foundry Networks, Inc.	52,671	923
*		International Rectifier Corp.	26,829	911
*		Dolby Laboratories Inc.	18,256	908
		FactSet Research Systems Inc.	16,239	905
*		Novell, Inc.	129,587	890
*		Zebra Technologies Corp. Class A	25,406	882
*		F5 Networks, Inc.	30,466	869
*		Sybase, Inc.	33,218	867
*		SINA.com	19,218	852
*	^	Cree, Inc.	30,966	851
*		Convergys Corp.	50,069	824
*		Integrated Device Technology Inc.	72,416	819
*		ValueClick, Inc.	36,690	804
*		QLogic Corp.	56,460	802
*		Anixter International Inc.	12,442	775
*		Tech Data Corp.	20,259	764
*		Parametric Technology Corp.	41,968	749
*		Tessera Technologies, Inc.	17,881	744
*		NeuStar, Inc. Class A	25,695	737
		National Instruments Corp.	22,028	734
*		SAIC, Inc.	36,119	727
*		Vishay Intertechnology, Inc.	63,363	723
*		Teradyne, Inc.	69,819	722
		Jack Henry & Associates Inc.	29,596	720
*		Atmel Corp.	163,247	705

	Diebold, Inc.	24,252	703
*	THQ Inc.	24,682	696
*	Metavante Technologies	29,707	693
*	Silicon Laboratories Inc.	18,492	692
	Fair Isaac, Inc.	21,047	677
*	ADC Telecommunications, Inc.	43,125	671
*	Fairchild Semiconductor International, Inc.	46,186	666
*	3Com Corp.	145,815	659
*	VistaPrint Ltd.	15,349	658
*	Rambus Inc.	30,953	648
*	Atheros Communications, Inc.	20,755	634
*	TIBCO Software Inc.	77,384	624
*	Unisys Corp.	128,406	607

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2007

				Market
				Value
			Shares	($000)

*		Microsemi Corp.	27,104	600
*		RF Micro Devices, Inc.	104,316	596
*		Informatica Corp.	32,862	592
*		Verigy Ltd.	21,612	587
*		Sigma Designs, Inc.	10,600	585
*		Concur Technologies, Inc.	16,000	579
*		VeriFone Holdings, Inc.	24,556	571
*		CNET Networks, Inc.	61,877	566
*		Rofin-Sinar Technologies Inc.	11,728	564
*		Sohu.com Inc.	10,346	564
*		Sonus Networks, Inc.	96,123	560
*		FormFactor Inc.	16,900	559
*		Wright Express Corp.	15,174	539
*		Aspen Technologies, Inc.	32,794	532
*		Omniture, Inc.	15,947	531
*		Lawson Software, Inc.	51,801	530
*	^	Take-Two Interactive Software, Inc.	28,700	530
*		PMC Sierra Inc.	79,800	522
*		Emulex Corp.	31,859	520
*		Cymer, Inc.	13,341	519
*		Progress Software Corp.	15,200	512
*		CACI International, Inc.	11,300	506
*		Digital River, Inc.	15,208	503
		ADTRAN Inc.	22,941	491
*		Electronics for Imaging, Inc.	21,460	482
*		Arris Group Inc.	48,218	481
*		Skyworks Solutions, Inc.	56,482	480
*		SRA International, Inc.	16,100	474
		MoneyGram International, Inc.	30,790	473
		Plantronics, Inc.	18,197	473
*		Net 1 UEPS Technologies, Inc.	16,110	473
*		Comtech Telecommunications Corp.	8,750	473
*		Benchmark Electronics, Inc.	26,615	472
*		SiRF Technology Holdings, Inc.	18,766	472
*		Perot Systems Corp.	34,900	471
*		NETGEAR, Inc.	13,100	467
*		Solera Holdings, Inc.	18,767	465
		Blackbaud, Inc.	16,481	462
*		Euronet Worldwide, Inc.	15,300	459
*		CyberSource Corp.	25,601	455
*		InterDigital, Inc.	19,445	454
*		Quest Software, Inc.	24,522	452
*		Plexus Corp.	17,204	452
*		ATMI, Inc.	13,816	446
*		Advent Software, Inc.	8,119	439
*		Avid Technology, Inc.	15,406	437
*		MPS Group, Inc.	38,451	421
		Total System Services, Inc.	15,023	421
*		DealerTrack Holdings Inc.	12,526	419
*		Zoran Corp.	18,622	419
*		Checkpoint Systems, Inc.	15,900	413
*		Dycom Industries, Inc.	15,390	410
*		Semtech Corp.	26,393	410

*	Gartner, Inc. Class A	23,203	407
*	j2 Global Communications, Inc.	18,808	398
*	EarthLink, Inc.	56,253	398
*	TriQuint Semiconductor, Inc.	59,389	394
*	L-1 Identity Solutions Inc.	21,886	393
	Technitrol, Inc.	13,469	385
*	Avocent Corp.	16,425	383
*	Sanmina-SCI Corp.	208,522	380
*	Macrovision Corp.	20,700	379
*	Blue Coat Systems, Inc.	11,534	379
*	Synaptics Inc.	9,127	376
*	MicroStrategy Inc.	3,901	371
*	Blackboard Inc.	9,198	370

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2007

				Market
				Value
			Shares	($000)

*		VASCO Data Security International, Inc.	13,200	369
*		Amkor Technology, Inc.	43,061	367
*		Intermec, Inc.	17,924	364
*		Brooks Automation, Inc.	26,738	353
*		Entegris Inc.	39,992	345
*		Cabot Microelectronics Corp.	9,307	334
*		Mentor Graphics Corp.	30,755	332
*		Insight Enterprises, Inc.	17,798	325
*		ScanSource, Inc.	9,900	320
*		FEI Co.	12,800	318
		Acxiom Corp.	26,767	314
		InfoSpace, Inc.	16,448	309
*		Sapient Corp.	35,013	308
*	^	OmniVision Technologies, Inc.	19,600	307
*		AMIS Holdings Inc.	30,185	302
*		Wind River Systems Inc.	33,614	300
*		Harmonic, Inc.	28,488	299
		Cognex Corp.	14,692	296
*		Echelon Corp.	14,300	295
		Daktronics, Inc.	12,918	292
*		RealNetworks, Inc.	47,479	289
*		MKS Instruments, Inc.	14,953	286
		United Online, Inc.	24,149	285
*		Websense, Inc.	16,800	285
*		CMGI, Inc.	21,404	280
*		Applied Micro Circuits Corp.	30,965	271
*		Diodes Inc.	9,000	271
		MTS Systems Corp.	6,320	270
*		Standard Microsystem Corp.	6,900	270
*		Ariba, Inc.	23,984	267
*		ANADIGICS, Inc.	23,076	267
		AVX Corp.	19,814	266
*		Brightpoint, Inc.	17,303	266
*		Rogers Corp.	6,100	265
*		ViaSat, Inc.	7,675	264
*		SonicWALL, Inc.	24,556	263
		Imation Corp.	12,478	262
		Syntel, Inc.	6,665	257
*		Infinera Corp.	17,244	256
		MAXIMUS, Inc.	6,600	255
*		Commvault Systems, Inc.	12,000	254
*		Sycamore Networks, Inc.	65,818	253
*		ACI Worldwide, Inc.	13,200	251
*		ManTech International Corp.	5,700	250
*		MSC Software Corp.	19,190	249
*		Tekelec	19,711	246
*		Littelfuse, Inc.	7,400	244
*		SAVVIS, Inc.	8,714	243
*		JDA Software Group, Inc.	11,827	242
*		CSG Systems International, Inc.	16,349	241
*		Art Technology Group, Inc.	55,374	239
*		Manhattan Associates, Inc.	9,000	237

*		Universal Display Corp.	11,400	236
*		The Ultimate Software Group, Inc.	7,210	227
*		Hutchinson Technology, Inc.	8,600	226
*		EMCORE Corp.	14,577	223
		Black Box Corp.	6,100	221
*		Powerwave Technologies, Inc.	52,792	213
	^	Palm, Inc.	33,302	211
*		Harris Stratex Networks, Inc. Class A	12,557	210
		Quality Systems, Inc.	6,800	207
*		Stratasys, Inc.	8,000	207
*		KEMET Corp.	30,863	205
*		Interwoven Inc.	14,347	204
*		Nextwave Wireless Inc.	37,501	202

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2007

				Market
				Value
			Shares	($000)

*		Bankrate, Inc.	4,137	199
		Micrel, Inc.	23,435	198
*		Electro Scientific Industries, Inc.	9,900	197
		Methode Electronics, Inc. Class A	11,849	195
*		Internap Network Services Corp.	23,192	193
*		BearingPoint, Inc.	68,198	193
*		Newport Corp.	14,660	188
*		Riverbed Technology, Inc.	6,952	186
*		SPSS, Inc.	5,160	185
		Park Electrochemical Corp.	6,432	182
*		Smart Modular Technologies Inc.	17,758	181
*		FARO Technologies, Inc.	6,600	179
*		Epicor Software Corp.	15,082	178
*		MRV Communications Inc.	76,360	177
*		Hittite Microwave Corp.	3,706	177
*		Spansion Inc. Class A	44,601	175
*		Move, Inc.	71,301	175
*		Mercury Computer Systems, Inc.	10,700	172
*		Internet Capital Group Inc.	14,634	172
		TheStreet.com, Inc.	10,767	171
*		Immersion Corp.	13,159	170
	^	Heartland Payment Systems, Inc.	6,336	170
*		Conexant Systems, Inc.	202,470	168
*		Silicon Image, Inc.	37,171	168
*		Photronics, Inc.	13,300	166
*		Ansoft Corp.	6,392	165
*		OSI Systems Inc.	6,208	164
*		Synchronoss Technologies, Inc.	4,600	163
*		Novatel Wireless, Inc.	10,027	162
*		FalconStor Software, Inc.	14,358	162
*		Vignette Corp.	10,969	160
*		Sykes Enterprises, Inc.	8,867	160
*		TTM Technologies, Inc.	13,600	159
*	^	UTStarcom, Inc.	57,656	159
		Cohu, Inc.	10,313	158
*		Bookham, Inc.	64,900	154
*		Pericom Semiconductor Corp.	8,250	154
*		Cogent Inc.	13,800	154
*		Double-Take Software Inc.	7,000	152
*		Veeco Instruments, Inc.	9,100	152
*		Comverge Inc.	4,800	151
*		Axcelis Technologies, Inc.	32,683	150
*		Online Resources Corp.	12,507	149
*		Tyler Technologies, Inc.	11,500	148
*		Quantum Corp.	54,700	147
*		Cirrus Logic, Inc.	27,861	147
*		Microtune, Inc.	22,524	147
*		ComScore Inc.	4,500	147
*		Actuate Software Corp.	18,700	145
*		Interactive Intelligence Inc.	5,461	144
*		S1 Corp.	19,623	143
*		PROS Holdings, Inc.	7,300	143

	infoUSA Inc.	15,984	143
*	Finisar Corp.	97,855	142
*	Advanced Energy Industries, Inc.	10,800	141
*	Mastec Inc.	13,875	141
	Bel Fuse, Inc. Class A	4,000	138
*	Radiant Systems, Inc.	7,950	137
*	Comtech Group Inc.	8,500	137
*	Forrester Research, Inc.	4,884	137
*	Silicon Storage Technology, Inc.	45,535	136
*	Lattice Semiconductor Corp.	41,553	135
*	Hypercom Corp.	27,100	135
	Agilysys, Inc.	8,900	135
*	LoJack Corp.	7,969	134

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2007

			Market
			Value
		Shares	($000)

*	Limelight Networks Inc.	19,349	133
*	Netlogic Microsystems Inc.	4,100	132
*	Extreme Networks, Inc.	37,190	132
	Molex, Inc. Class A	5,000	131
*	Taleo Corp. Class A	4,400	131
*	Mattson Technology, Inc.	15,302	131
*	Chordiant Software, Inc.	15,280	131
*	Adaptec, Inc.	38,526	130
*	EPIQ Systems, Inc.	7,453	130
*	Magma Design Automation, Inc.	10,600	129
*	iGATE Corp.	15,093	128
*	Secure Computing Corp.	13,200	127
*	LivePerson, Inc.	23,600	126
	TNS Inc.	7,000	124
*	SYNNEX Corp.	6,300	123
*	Gerber Scientific, Inc.	11,400	123
*	Perficient, Inc.	7,822	123
*	Ciber, Inc.	20,126	123
*	Actel Corp.	9,000	123
*	Monolithic Power Systems	5,715	123
*	Trident Microsystems, Inc.	18,500	121
*	Packeteer, Inc.	19,614	121
*	Loral Space and Communications Ltd.	3,500	120
*	eSPEED, Inc. Class A	10,601	120
*	Zhone Technologies	101,585	119
*	Data Domain, Inc.	4,500	119
	CTS Corp.	11,900	118
*	The Knot, Inc.	7,381	118
*	Safeguard Scientifics, Inc.	64,518	116
*	Kulicke & Soffa Industries, Inc.	16,834	115
*	DTS Inc.	4,500	115
*	SupportSoft, Inc.	25,468	113
*	DSP Group Inc.	9,200	112
*	Iomega Corp.	32,080	111
*	Anaren, Inc.	6,685	110
*	Aruba Networks, Inc.	7,352	110
*	RadiSys Corp.	8,178	110
*	Globecomm Systems, Inc.	9,266	108
*	Supertex, Inc.	3,456	108
*	Advanced Analogic Technologies, Inc.	9,501	107
*	EMS Technologies, Inc.	3,531	107
*	Phoenix Technologies Ltd.	8,197	106
*	Answerthink Consulting Group, Inc.	21,503	104
	Marchex, Inc.	9,581	104
	Avici Systems Inc.	12,990	103
	Openwave Systems Inc.	39,175	102
*	Network Equipment Technologies, Inc.	12,000	101
*	Ixia	10,649	101
	Integral Systems, Inc.	4,298	100
*	NetScout Systems, Inc.	7,800	100
*	Oplink Communications, Inc.	6,483	100
*	Excel Technology, Inc.	3,670	99
*	Cavium Networks, Inc.	4,300	99

*	SourceForge Inc.	40,269	99
*	Intervoice, Inc.	12,136	97
*	Starent Networks Corp.	5,300	97
*	Greenfield Online, Inc.	6,601	96
*	PLX Technology, Inc.	10,209	95
*	Zygo Corp.	7,521	94
*	Genesis Microchip Inc.	10,930	94
*	LoopNet, Inc.	6,537	92
*	Exar Corp.	11,471	91
*	Measurement Specialties, Inc.	4,100	91
*	Digi International, Inc.	6,300	89
*	Ramtron International Corp.	20,730	89
*	Orbcomm, Inc.	14,153	89

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2007

				Market
				Value
			Shares	($000)

*		Rackable Systems Inc.	8,900	89
		NIC Inc.	10,500	89
		iBasis, Inc.	17,200	88
*		Ceva, Inc.	7,134	87
*		Lionbridge Technologies, Inc.	24,207	86
*		Keynote Systems Inc.	6,016	85
*		Avanex Corp.	83,862	84
*		Rimage Corp.	3,200	83
*		Vocus, Inc.	2,400	83
*		SI International Inc.	3,000	82
*		Ultratech, Inc.	7,200	82
*		Nanometrics Inc.	8,204	81
*		Mindspeed Technologies, Inc.	66,245	81
*		Kopin Corp.	25,500	81
*		PC-Tel, Inc.	11,702	80
*		Sonic Solutions, Inc.	7,700	80
*		Integrated Silicon Solution, Inc.	12,000	79
*		Switch and Data Inc.	4,954	79
*		GSI Group, Inc.	8,480	78
*	^	On2 Technologies, Inc.	76,000	78
*		Symmetricom Inc.	16,350	77
*		Rudolph Technologies, Inc.	6,792	77
*	^	Superconductor Technologies Inc.	13,815	77
*		RightNow Technologies Inc.	4,800	76
*		Global Cash Access, Inc.	12,450	75
*		Digimarc Corp.	8,500	75
*		Autobytel Inc.	27,010	74
*		Cray, Inc.	12,370	74
*		X-Rite Inc.	6,300	73
*		IXYS Corp.	9,093	73
*		Bell Microproducts Inc.	12,100	73
*		Startek, Inc.	7,800	73
		Gevity HR, Inc.	9,400	72
*		Visual Sciences Inc.	3,900	72
*	^	ParkerVision, Inc.	4,500	71
*		Borland Software Corp.	23,640	71
*		I.D. Systems, Inc.	5,700	71
*		WebMD Health Corp. Class A	1,726	71
*		Hughes Communications Inc.	1,293	71
*		TranSwitch Corp.	79,293	70
*		Terremark Worldwide, Inc.	10,660	69
*		TechTeam Global, Inc.	5,490	69
*		PC Connection, Inc.	6,014	68
*		MIPS Technologies, Inc.	13,746	68
*		Saba Software, Inc.	12,878	66
*		Bottomline Technologies, Inc.	4,700	66
*		Transmeta Corp.	4,734	65
*		Smith Micro Software, Inc.	7,600	64
*		LTX Corp.	19,997	64
*		SeaChange International, Inc.	8,782	63
*		Dynamics Research Corp.	5,857	63
*		KVH Industries, Inc.	7,735	62
		Renaissance Learning, Inc.	4,366	61

*	Credence Systems Corp.	25,200	61
*	Acacia Research–Acacia Technologies	6,700	60
*	Westell Technologies, Inc.	41,100	59
*	STEC Inc.	6,747	59
*	Edgewater Technology, Inc.	7,915	58
*	Ness Technologies Inc.	6,214	57
*	Intevac, Inc.	3,900	57
*	OpenTV Corp.	42,912	57
*	QuickLogic Corp.	17,008	56
*	Airspan Networks Inc.	31,680	56
*	Telular Corp.	8,083	55
*	MoSys, Inc.	11,414	55

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2007

				Market
				Value
			Shares	($000)

*		iPass Inc.	13,409	54
*		IPG Photonics Corp.	2,700	54
*		Presstek, Inc.	10,531	54
*		OPNET Technologies, Inc.	5,859	53
*		Nu Horizons Electronics Corp.	7,522	52
*		White Electronic Designs Corp.	11,200	52
*		Captaris Inc.	12,000	52
*		Viewpoint Corp.	43,897	52
*		GTSI Corp.	5,149	51
*		Asyst Technologies, Inc.	15,618	51
*		Tumbleweed Communications Corp.	30,163	51
*		DDi Corp.	8,913	50
*		American Technology Corp.	19,570	50
*		PDF Solutions, Inc.	5,467	49
*		Semitool, Inc.	5,649	49
		Pegasystems Inc.	4,100	49
*		ActivIdentity Corp.	12,400	48
*		Planar Systems, Inc.	7,423	48
*	^	Research Frontiers, Inc.	4,700	47
*		Merix Corp.	9,904	46
*		Entrust, Inc.	23,824	46
*		Isilon Systems Inc.	9,000	46
*		California Micro Devices Corp.	9,828	46
*		hi/fn, Inc.	7,967	46
*		Lasercard Corp.	4,256	45
*		Convera Corp.	15,758	44
*		Multi-Fineline Electronix, Inc.	2,500	43
*		Photon Dynamics, Inc.	5,200	43
*		Volterra Semiconductor Corp.	3,900	43
*		DivX, Inc.	3,000	42
*		Aware, Inc.	10,000	42
		Keithley Instruments Inc.	4,303	42
*		Ikanos Communications, Inc.	7,741	42
		QAD Inc.	4,420	41
*		Virage Logic Corp.	4,700	39
*		SM&A Corp.	6,562	38
*		Dot Hill Systems Corp.	15,489	38
*		Zix Corp.	7,900	36
*		AsiaInfo Holdings, Inc.	3,300	36
*		Computer Task Group, Inc.	6,500	36
*		Website Pros, Inc.	3,079	36
*		OpNext, Inc.	4,000	35
		COMARCO, Inc.	6,400	35
*		Tollgrade Communications, Inc.	4,300	34
*		i2 Technologies, Inc.	2,700	34
		Bel Fuse, Inc. Class B	1,156	34
*		InFocus Corp.	18,000	33
*		WJ Communications, Inc.	43,166	32
*		ExlService Holdings, Inc.	1,349	31
*		PLATO Learning, Inc.	7,653	30
*		Liquidity Services, Inc.	2,300	30
*		EnerNOC Inc.	600	29
*		Carrier Access Corp.	12,100	29

*		Newtek Business Services, Inc.	22,635	28
*		Napster, Inc.	14,231	28
*		Applied Digital Solutions, Inc.	64,870	28
*		Nextest Systems Corp.	1,300	26
*		Ultra Clean Holdings, Inc.	2,100	26
*		Cherokee International Corp.	12,369	25
*	^	8X8 Inc.	27,550	25
*		Calamp Corp.	8,700	24
*		Sumtotal Systems Inc.	5,064	24
*		NMS Communications Corp.	14,700	24
*		Ditech Networks Inc.	6,780	24
*		Jupitermedia Corp.	6,017	23

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2007

				Market
				Value
			Shares	($000)

*		Allen Organ Co. Escrow Shares	1,400	23
		Cass Information Systems, Inc.	660	22
*		AuthenTec, Inc.	1,500	22
*		Concurrent Computer Corp.	26,200	22
*		Centillium Communications, Inc.	18,720	22
*		LookSmart, Ltd.	6,700	21
		American Software, Inc. Class A	2,500	21
*		Radyne Comstream Inc.	2,300	21
*	^	Maxwell Technologies, Inc.	2,500	21
*		Entertainment Distribution Company Inc.	30,231	20
*		Spectrum Control, Inc.	1,300	20
*		EFJ, Inc.	7,200	20
*		Moldflow Corp.	1,200	19
*		Management Network Group Inc.	7,218	19
*		Selectica, Inc.	10,200	18
*		SigmaTel Inc.	8,700	18
	^	Imergent, Inc.	1,700	18
*		GSE Systems, Inc.	1,726	18
*		FSI International, Inc.	9,808	18
*		Techwell, Inc.	1,600	18
*		Mechanical Technology Inc.	23,454	18
*		LeCroy Corp.	1,800	17
*		BSQUARE Corp.	2,425	16
*		Lantronix, Inc.	21,000	16
*		ESS Technology, Inc.	12,000	16
*		Performance Technologies, Inc.	2,900	16
*		Network Engines, Inc.	9,800	16
*		SCM Microsystems, Inc.	4,700	16
*		Endwave Corp.	2,100	15
*		TransAct Technologies Inc.	3,076	15
*		Mobility Electronics, Inc.	9,427	15
*	^	Telkonet, Inc.	17,200	14
*		Rainmaker Systems, Inc.	2,180	14
*		Intraware, Inc.	2,307	13
*		Analysts International Corp.	8,178	13
*		Wave Systems Corp. Class A	8,326	12
*		Catapult Communications Corp.	1,521	11
*		Leadis Technology Inc.	3,900	11
*		Pixelworks, Inc.	13,600	10
*		Miva Inc.	5,400	10
*		Wireless Telecom Group, Inc.	5,909	10
*		Callidus Software Inc.	1,800	9
*		Datalink Corp.	2,405	9
*		Evolving Systems, Inc.	2,955	9
*		AuthentiDate Holding Corp.	14,539	9
*		Qualstar Corp.	2,400	8
		Printronix, Inc.	524	8
*		Telecommunication Systems, Inc.	2,200	8
*		Eagle Test Systems, Inc.	600	8
*		Atari, Inc.	5,872	7
*		Access Intergrated Technologies Inc.	1,600	7
*		Sunrise Telecom Inc.	3,485	7
*		Cosine Communications, Inc.	2,446	7

*	Overland Storage, Inc.	4,244	6
*	Silicon Graphics Inc.	300	5
*	Staktek Holdings Inc.	2,721	5
*	CallWave, Inc.	1,600	5
*	Intelli-Check Inc.	1,297	4
*	Technology Solutions Co.	1,135	3
*	Verso Technologies, Inc.	8,718	3
*	Kintera Inc.	1,700	3
*	FOCUS Enhancements, Inc.	4,400	2
*	RAE Systems, Inc.	700	2
*	PlanetOut, Inc.	250	2
*	Super Micro Computer Inc.	200	2

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2007

			Market
			Value
		Shares	($000)

*	Innovex, Inc.	1,800	2
*	Optimal Group, Inc.	300	1
*	Channell Commercial Corp.	800	1
*	Optium Corp.	100	1
*	Media 100 Inc.	6,149	0
			979,384
Materials (2.3%)
	Monsanto Co.	199,044	22,231
	E.I. du Pont de Nemours & Co.	336,113	14,819
	Freeport-McMoRan Copper & Gold, Inc. Class B	139,293	14,269
	Dow Chemical Co.	346,846	13,673
	Alcoa Inc.	323,100	11,809
	Praxair, Inc.	116,785	10,360
	Newmont Mining Corp. (Holding Co.)	164,809	8,048
	Air Products & Chemicals, Inc.	79,006	7,792
	Nucor Corp.	109,541	6,487
	Weyerhaeuser Co.	78,992	5,825
*	The Mosaic Co.	56,583	5,338
	United States Steel Corp.	43,289	5,234
	International Paper Co.	150,394	4,870
	PPG Industries, Inc.	59,905	4,207
	Ecolab, Inc.	67,379	3,450
	Vulcan Materials Co.	39,464	3,121
	Allegheny Technologies Inc.	33,728	2,914
*	Owens-Illinois, Inc.	56,859	2,815
	Rohm & Haas Co.	51,002	2,707
	Sigma-Aldrich Corp.	47,932	2,617
	MeadWestvaco Corp.	67,872	2,124
	Celanese Corp. Series A	49,293	2,086
	Martin Marietta Materials, Inc.	15,574	2,065
	CF Industries Holdings, Inc.	18,457	2,031
*	AK Steel Holding Corp.	41,117	1,901
	Eastman Chemical Co.	30,734	1,878
	Steel Dynamics, Inc.	31,222	1,860
*	Terra Industries, Inc.	33,732	1,611
*	Crown Holdings, Inc.	60,722	1,558
	Ball Corp.	33,952	1,528
	Cleveland-Cliffs Inc.	15,119	1,524
*	Domtar Corp.	191,404	1,472
	Huntsman Corp.	56,965	1,464
	FMC Corp.	26,718	1,457
	International Flavors & Fragrances, Inc.	29,664	1,428
	Airgas, Inc.	27,264	1,421
	Lubrizol Corp.	25,543	1,383
	Sealed Air Corp.	59,492	1,377
	Reliance Steel & Aluminum Co.	25,140	1,363
	Carpenter Technology Corp.	18,000	1,353
	Nalco Holding Co.	53,200	1,286
*	Pactiv Corp.	48,090	1,281
	Albemarle Corp.	30,090	1,241
	Commercial Metals Co.	41,500	1,218
	Sonoco Products Co.	35,418	1,157
	Packaging Corp. of America	39,000	1,100

		Bemis Co., Inc.	38,510	1,054
		Cytec Industries, Inc.	16,836	1,037
		Ashland, Inc.	21,047	998
*		Smurfit-Stone Container Corp.	94,140	994
		AptarGroup Inc.	24,100	986
		RPM International, Inc.	44,277	899
		Cabot Corp.	25,212	841
		Temple-Inland Inc.	38,824	809
		Valspar Corp.	35,876	809
		Titanium Metals Corp.	30,228	800
*	^	Coeur d’Alene Mines Corp.	160,300	792
		Hercules, Inc.	40,626	786

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2007

				Market
				Value
			Shares	($000)

		Quanex Corp.	13,790	716
		Chemtura Corp.	90,458	706
*		W.R. Grace & Co.	25,600	670
*		OM Group, Inc.	11,389	655
*		Century Aluminum Co.	12,100	653
		Eagle Materials, Inc.	17,524	622
		Scotts Miracle-Gro Co.	16,364	612
		Texas Industries, Inc.	8,700	610
		Greif Inc. Class A	9,000	588
*		RTI International Metals, Inc.	8,439	582
		Schnitzer Steel Industries, Inc. Class A	8,100	560
		Olin Corp.	27,758	537
		Louisiana-Pacific Corp.	38,756	530
		H.B. Fuller Co.	22,200	498
		Compass Minerals International, Inc.	12,100	496
		Minerals Technologies, Inc.	7,100	475
		Silgan Holdings, Inc.	9,054	470
		Sensient Technologies Corp.	16,412	464
*		Rockwood Holdings, Inc.	13,879	461
		Worthington Industries, Inc.	24,950	446
		Metal Management, Inc.	9,700	442
*		Zoltek Cos., Inc.	10,134	434
*	^	AbitibiBowater, Inc.	20,394	420
*		Hecla Mining Co.	44,900	420
*		Apex Silver Mines Ltd.	24,400	372
		Kaiser Aluminum Corp.	4,428	352
		Rock-Tenn Co.	12,033	306
*		Brush Engineered Materials Inc.	8,200	305
		Ferro Corp.	14,676	304
		AMCOL International Corp.	8,400	303
		Arch Chemicals, Inc.	7,450	274
		Royal Gold, Inc.	8,739	267
*		Haynes International, Inc.	3,495	243
		A. Schulman Inc.	11,000	237
*	^	Calgon Carbon Corp.	14,900	237
		NewMarket Corp.	4,219	235
*		PolyOne Corp.	35,700	235
		Glatfelter	13,900	213
*		Stillwater Mining Co.	21,095	204
*		Headwaters Inc.	17,200	202
		Koppers Holdings, Inc.	4,500	195
		Deltic Timber Corp.	3,500	180
*		Flotek Industries, Inc.	5,000	180
		Neenah Paper Inc.	6,104	178
*		Landec Corp.	12,600	169
*		Graphic Packaging Corp.	43,559	161
*		General Moly, Inc.	13,729	160
		Spartech Corp.	11,300	159
		Wausau Paper Corp.	17,126	154
		Innospec, Inc.	8,800	151
*	^	Altair Nanotechnology Inc.	33,300	141
		A.M. Castle & Co.	5,173	141

*	Buckeye Technology, Inc.	11,000	138
	Penford Corp.	5,215	133
*	Webco Industries, Inc.	1,030	132
	Schweitzer-Mauduit International, Inc.	5,050	131
	Balchem Corp.	5,625	126
	Myers Industries, Inc.	8,461	122
*	Zep, Inc.	7,756	108
	Great Northern Iron Ore Properties	831	106
*	Esmark, Inc.	7,134	101
*	Omnova Solutions Inc.	22,741	100
	Westlake Chemical Corp.	5,042	96
	American Vanguard Corp.	5,466	95
*	Symyx Technologies, Inc.	11,558	89
*	GenTek, Inc.	3,032	89

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2007

				Market
				Value
			Shares	($000)

*		LSB Industries, Inc.	2,800	79
		Georgia Gulf Corp.	10,717	71
		Quaker Chemical Corp.	3,000	66
*		U.S. Gold Corp.	22,000	65
		Tronox Inc. Class B	7,483	65
		U.S. Energy Corp.	13,523	57
		Stepan Co.	1,600	52
*		ICO, Inc.	3,900	50
		NN, Inc.	5,080	48
*		Material Sciences Corp.	6,300	47
*		Mercer International Inc.	5,282	41
		Olympic Steel, Inc.	1,300	41
		NL Industries, Inc.	3,199	37
*		Universal Stainless & Alloy Products, Inc.	1,000	36
*		Nonophase Technologies Corp.	9,100	35
		Chesapeake Corp. of Virginia	6,400	33
*		Caraustar Industries, Inc.	10,300	32
*		Maxxam Inc.	1,125	32
*		Allied Nevada Gold Corp.	4,700	29
		Tronox Inc.	3,000	27
*		Claymont Steel Holdings	1,100	26
*		AEP Industries, Inc.	800	26
*		U.S. Concrete, Inc.	7,558	25
*		Constar International Inc.	3,846	16
*		Rock of Ages Corp.	1,410	7
*		Canyon Resources Corp.	9,500	4
*		Vista Gold Corp.	600	3
*		Atlantis Plastics, Inc. Class A	1,735	1
				225,500
Telecommunication Services (2.0%)
		AT&T Inc.	2,225,230	92,481
		Verizon Communications Inc.	1,059,048	46,270
		Sprint Nextel Corp.	1,011,847	13,286
*		American Tower Corp. Class A	150,045	6,392
*		Crown Castle International Corp.	98,962	4,117
*		Qwest Communications International Inc.	569,358	3,991
*		NII Holdings Inc.	63,118	3,050
		Embarq Corp.	55,865	2,767
		Windstream Corp.	174,819	2,276
*	^	Level 3 Communications, Inc.	564,371	1,716
		Citizens Communications Co.	124,644	1,587
		CenturyTel, Inc.	38,085	1,579
		Telephone & Data Systems, Inc.	20,267	1,269
*		Metropcs Communications Inc.	64,161	1,248
*		SBA Communications Corp.	34,800	1,178
		Telephone & Data Systems, Inc.—Special Common Shares	17,799	1,025
*		Leap Wireless International, Inc.	20,312	947
*		Time Warner Telecom Inc.	45,729	928
*		U.S. Cellular Corp.	5,999	505
*		Cincinnati Bell Inc.	91,040	432
*		Cogent Communications Group, Inc.	17,360	412
*		Premiere Global Services, Inc.	25,409	377

*	Rural Cellular Corp. Class A	6,000	265
*	Cbeyond Inc.	6,673	260
	NTELOS Holdings Corp.	8,200	243
*	TerreStar Corp.	32,634	237
*	Golden Telecom, Inc.	2,343	237
*	Centennial Communications Corp. Class A	25,009	232
	FairPoint Communications, Inc.	16,544	215
*	Syniverse Holdings Inc.	12,655	197
	Iowa Telecommunications Services Inc.	11,971	195
	IDT Corp. Class B	22,800	193
*	General Communication, Inc.	20,746	182
	Alaska Communications Systems Holdings, Inc.	11,800	177
	Atlantic Tele-Network, Inc.	5,185	175

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2007

				Market
				Value
			Shares	($000)

		iPCS, Inc.	3,900	140
		Shenandoah Telecommunications Co.	5,640	135
*		Global Crossing Ltd.	5,600	123
		D&E Communications, Inc.	8,191	118
		Consolidated Communications Holdings, Inc.	5,896	117
		USA Mobility, Inc.	8,100	116
*		PAETEC Holding Corp.	11,800	115
		North Pittsburgh Systems, Inc.	4,000	98
		Hickory Tech Corp.	10,322	97
*	^	Vonage Holdings Corp.	41,600	96
*		Arbinet Holdings, Inc.	15,601	94
*		Fibertower Corp.	37,742	86
		SureWest Communications	4,500	77
*		Clearwire Corp.	5,200	71
*		Covad Communications Group, Inc.	81,487	70
*		Kratos Defense & Security Inc.	14,716	35
*		LCC International, Inc. Class A	15,041	27
*	^	Globalstar, Inc.	2,600	21
		IDT Corp.	800	6
*		Metro One Telecommunications, Inc.	2,047	3
*		Trinsic Inc.	1,091	0
				192,286
Utilities (2.3%)
		Exelon Corp.	246,107	20,092
		Southern Co.	276,002	10,695
		Dominion Resources, Inc.	212,572	10,087
		FPL Group, Inc.	141,295	9,577
		Duke Energy Corp.	459,901	9,276
		Public Service Enterprise Group, Inc.	92,998	9,136
		Entergy Corp.	71,551	8,552
		FirstEnergy Corp.	111,422	8,060
		PPL Corp.	140,131	7,299
		American Electric Power Co., Inc.	145,743	6,786
		Constellation Energy Group, Inc.	65,854	6,752
		Edison International	113,117	6,037
		Sempra Energy	91,540	5,664
		PG&E Corp.	131,442	5,664
*		AES Corp.	244,751	5,235
		Consolidated Edison Inc.	99,050	4,839
		Progress Energy, Inc.	89,855	4,352
		Ameren Corp.	75,876	4,113
		Allegheny Energy, Inc.	60,779	3,866
*		NRG Energy, Inc.	84,428	3,659
*		Mirant Corp.	93,438	3,642
		Xcel Energy, Inc.	153,323	3,461
		Questar Corp.	63,048	3,411
*		Reliant Energy, Inc.	125,516	3,294
		DTE Energy Co.	62,441	2,745
		Equitable Resources, Inc.	42,232	2,250
		Wisconsin Energy Corp.	42,952	2,092
		Pepco Holdings, Inc.	70,864	2,078
		CenterPoint Energy Inc.	112,214	1,922

NiSource, Inc.	100,779	1,904
Northeast Utilities	56,694	1,775
SCANA Corp.	40,824	1,721
Alliant Energy Corp.	41,563	1,691
MDU Resources Group, Inc.	60,571	1,672
ONEOK, Inc.	36,294	1,625
Energen Corp.	24,962	1,603
Energy East Corp.	58,194	1,583
Pinnacle West Capital Corp.	36,782	1,560
Sierra Pacific Resources	85,619	1,454
Integrys Energy Group, Inc.	28,046	1,450
CMS Energy Corp.	82,576	1,435
NSTAR	39,198	1,420

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2007

				Market
				Value
			Shares	($000)

		National Fuel Gas Co.	29,143	1,360
		TECO Energy, Inc.	77,893	1,341
*		Dynegy, Inc.	183,402	1,309
		DPL Inc.	41,526	1,231
		OGE Energy Corp.	33,580	1,219
		Puget Energy, Inc.	43,131	1,183
		Southern Union Co.	37,497	1,101
		AGL Resources Inc.	28,729	1,081
		UGI Corp. Holding Co.	39,100	1,065
		Aqua America, Inc.	48,799	1,035
		Westar Energy, Inc.	36,484	946
		Great Plains Energy, Inc.	32,062	940
		Atmos Energy Corp.	32,636	915
		ITC Holdings Corp.	14,847	838
		Vectren Corp.	28,504	827
		Piedmont Natural Gas, Inc.	27,500	719
		Nicor Inc.	16,934	717
		Hawaiian Electric Industries Inc.	30,604	697
		Portland General Electric Co.	23,500	653
		Cleco Corp.	22,316	620
		PNM Resources Inc.	28,903	620
		Black Hills Corp.	14,015	618
		WGL Holdings Inc.	18,624	610
		IDACORP, Inc.	16,600	585
	^	New Jersey Resources Corp.	10,500	525
*		Aquila, Inc.	137,494	513
		Southwest Gas Corp.	16,127	480
		Northwest Natural Gas Co.	9,850	479
*		El Paso Electric Co.	17,521	448
		Avista Corp.	19,666	424
		UniSource Energy Corp.	13,400	423
		South Jersey Industries, Inc.	11,200	404
		ALLETE, Inc.	9,575	379
		NorthWestern Corp.	12,583	371
		Otter Tail Corp.	8,568	296
		Ormat Technologies Inc.	5,313	292
		UIL Holdings Corp.	7,833	289
		Empire District Electric Co.	12,700	289
		American States Water Co.	7,357	277
		CH Energy Group, Inc.	5,500	245
		MGE Energy, Inc.	6,700	238
		The Laclede Group, Inc.	6,600	226
		California Water Service Group	5,913	219
		SJW Corp.	5,500	191
		EnergySouth, Inc.	2,784	161
		Connecticut Water Services, Inc.	5,347	126
*	^	Cadiz Inc.	5,495	115
		Central Vermont Public Service Corp.	3,330	103
		Southwest Water Co.	7,227	90
		Consolidated Water Co., Ltd.	3,269	82
*		Maine & Maritimes Corp.	2,100	70
		Middlesex Water Co.	3,466	66

	Chesapeake Utilities Corp.	1,000	32
	The York Water Co.	1,496	23
	Florida Public Util. Co.	1,050	12
*	Renegy Holdings, Inc.	886	6
	RGC Resources, Inc.	99	3
			225,656

Total Common Stocks (Cost $3,800,726)			5,834,661

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2007

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (28.0%)

U.S. Government Securities (8.9%)
U.S. Treasury Bond	3.625%	5/15/13	21,175	21,304
U.S. Treasury Bond	12.000%	8/15/13	9,000	9,465
U.S. Treasury Bond	13.250%	5/15/14	2,000	2,265
U.S. Treasury Bond	11.750%	11/15/14	2,000	2,310
U.S. Treasury Bond	4.000%	2/15/15	23,025	23,342
U.S. Treasury Bond	11.250%	2/15/15	3,225	4,711
U.S. Treasury Bond	10.625%	8/15/15	1,215	1,753
U.S. Treasury Bond	9.875%	11/15/15	1,075	1,505
U.S. Treasury Bond	7.250%	5/15/16	36,615	44,991
U.S. Treasury Bond	7.500%	11/15/16	7,950	9,974
U.S. Treasury Bond	8.750%	5/15/17	60,425	82,150
U.S. Treasury Bond	8.875%	8/15/17	1,550	2,132
U.S. Treasury Bond	9.000%	11/15/18	225	318
U.S. Treasury Bond	8.875%	2/15/19	10,025	14,096
U.S. Treasury Bond	8.125%	8/15/19	2,305	3,107
U.S. Treasury Bond	8.750%	5/15/20	3,900	5,536
U.S. Treasury Bond	8.750%	8/15/20	23,925	34,056
U.S. Treasury Bond	7.875%	2/15/21	2,400	3,227
U.S. Treasury Bond	8.125%	5/15/21	640	879
U.S. Treasury Bond	8.125%	8/15/21	15,450	21,273
U.S. Treasury Bond	8.000%	11/15/21	870	1,190
U.S. Treasury Bond	6.250%	8/15/23	100	120
U.S. Treasury Bond	7.625%	2/15/25	32,225	44,163
U.S. Treasury Bond	6.875%	8/15/25	625	803
U.S. Treasury Bond	6.000%	2/15/26	200	237
U.S. Treasury Bond	6.750%	8/15/26	19,545	25,002
U.S. Treasury Bond	6.625%	2/15/27	4,220	5,355
U.S. Treasury Bond	6.375%	8/15/27	2,570	3,188
U.S. Treasury Bond	5.250%	11/15/28	75	83
U.S. Treasury Bond	5.250%	2/15/29	850	935
U.S. Treasury Bond	6.125%	8/15/29	670	819
U.S. Treasury Bond	6.250%	5/15/30	30	37
U.S. Treasury Bond	5.375%	2/15/31	31,525	35,505
U.S. Treasury Bond	4.500%	2/15/36	2,895	2,909
U.S. Treasury Bond	4.750%	2/15/37	250	262
U.S. Treasury Note	4.375%	1/31/08	5,155	5,161
U.S. Treasury Note	5.125%	6/30/08	2,125	2,143
U.S. Treasury Note	5.000%	7/31/08	5,700	5,750
U.S. Treasury Note	4.125%	8/15/08	3,225	3,238
U.S. Treasury Note	4.875%	8/31/08	10,725	10,819
U.S. Treasury Note	3.125%	9/15/08	950	948
U.S. Treasury Note	4.625%	9/30/08	1,994	2,011
U.S. Treasury Note	3.125%	10/15/08	3,600	3,593
U.S. Treasury Note	4.875%	10/31/08	8,600	8,701
U.S. Treasury Note	3.375%	11/15/08	2,875	2,874
U.S. Treasury Note	4.375%	11/15/08	600	605
U.S. Treasury Note	4.750%	12/31/08	11,875	12,038
U.S. Treasury Note	4.875%	1/31/09	2,280	2,320
U.S. Treasury Note	4.500%	2/15/09	1,445	1,466
U.S. Treasury Note	4.750%	2/28/09	850	866

U.S. Treasury Note	2.625%	3/15/09	400	398
U.S. Treasury Note	4.500%	3/31/09	18,625	18,933
U.S. Treasury Note	4.500%	4/30/09	11,425	11,628
U.S. Treasury Note	3.875%	5/15/09	27,187	27,459
U.S. Treasury Note	4.875%	5/15/09	20,425	20,907
U.S. Treasury Note	4.000%	6/15/09	2,170	2,198
U.S. Treasury Note	4.875%	6/30/09	13,900	14,258
U.S. Treasury Note	3.625%	7/15/09	16,630	16,760
U.S. Treasury Note	4.625%	7/31/09	14,275	14,607
U.S. Treasury Note	3.500%	8/15/09	16,950	17,061
U.S. Treasury Note	4.875%	8/15/09	1,425	1,464
U.S. Treasury Note	6.000%	8/15/09	15,035	15,716
U.S. Treasury Note	3.375%	9/15/09	4,650	4,673

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2007

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	U.S. Treasury Note	4.000%	9/30/09	3,225	3,275
	U.S. Treasury Note	4.625%	11/15/09	5,475	5,632
	U.S. Treasury Note	3.500%	2/15/10	2,550	2,573
	U.S. Treasury Note	6.500%	2/15/10	9,035	9,659
	U.S. Treasury Note	4.000%	3/15/10	2,325	2,372
	U.S. Treasury Note	4.000%	4/15/10	725	740
	U.S. Treasury Note	3.875%	5/15/10	27,750	28,270
	U.S. Treasury Note	4.125%	8/15/10	1,650	1,694
	U.S. Treasury Note	4.250%	10/15/10	985	1,017
	U.S. Treasury Note	4.500%	11/15/10	195	203
	U.S. Treasury Note	4.500%	2/28/11	200	208
	U.S. Treasury Note	4.875%	4/30/11	11,250	11,844
	U.S. Treasury Note	4.875%	5/31/11	7,250	7,637
	U.S. Treasury Note	5.125%	6/30/11	10	11
	U.S. Treasury Note	4.875%	7/31/11	10,625	11,211
	U.S. Treasury Note	4.500%	9/30/11	39,130	40,811
	U.S. Treasury Note	4.625%	10/31/11	1,700	1,781
	U.S. Treasury Note	4.500%	11/30/11	6,000	6,261
	U.S. Treasury Note	4.625%	12/31/11	1,175	1,232
	U.S. Treasury Note	4.750%	1/31/12	575	606
	U.S. Treasury Note	4.625%	2/29/12	17,900	18,784
	U.S. Treasury Note	4.500%	3/31/12	525	549
	U.S. Treasury Note	4.500%	4/30/12	32,600	34,052
	U.S. Treasury Note	4.625%	7/31/12	2,650	2,782
	U.S. Treasury Note	4.125%	8/31/12	25	26
	U.S. Treasury Note	4.250%	9/30/12	750	776
	U.S. Treasury Note	3.875%	2/15/13	20	20
	U.S. Treasury Note	4.250%	8/15/13	7,025	7,279
	U.S. Treasury Note	4.250%	11/15/13	1,235	1,280
	U.S. Treasury Note	4.000%	2/15/14	2,355	2,405
	U.S. Treasury Note	4.750%	5/15/14	6,475	6,883
	U.S. Treasury Note	4.250%	8/15/14	18,700	19,325
	U.S. Treasury Note	4.250%	8/15/15	1,475	1,513
	U.S. Treasury Note	4.875%	8/15/16	70	74
	U.S. Treasury Note	4.750%	8/15/17	600	633
					871,015
Agency Bonds and Notes (3.5%)
	Agency for International Development—Egypt
	(U.S. Government Guaranteed)	4.450%	9/15/15	1,400	1,409
2	Federal Farm Credit Bank	3.750%	1/15/09	1,275	1,274
2	Federal Farm Credit Bank	4.125%	4/15/09	700	704
2	Federal Farm Credit Bank	5.250%	8/3/09	1,000	1,025
2	Federal Farm Credit Bank	5.000%	10/23/09	1,000	1,023
2	Federal Farm Credit Bank	5.250%	9/13/10	500	521
2	Federal Farm Credit Bank	5.375%	7/18/11	3,050	3,202
2	Federal Farm Credit Bank	4.500%	10/17/12	700	714
2	Federal Farm Credit Bank	5.125%	8/25/16	925	964
2	Federal Farm Credit Bank	4.875%	1/17/17	850	869
2	Federal Home Loan Bank	5.000%	2/20/09	7,500	7,593
2	Federal Home Loan Bank	4.750%	4/24/09	5,000	5,066
2	Federal Home Loan Bank	5.375%	7/17/09	975	1,000
2	Federal Home Loan Bank	5.250%	8/5/09	450	461
2	Federal Home Loan Bank	5.250%	9/11/09	325	333
2	Federal Home Loan Bank	5.000%	9/18/09	2,000	2,045

2	Federal Home Loan Bank	4.500%	10/9/09	5,000	5,074
2	Federal Home Loan Bank	5.000%	12/11/09	525	537
2	Federal Home Loan Bank	3.750%	1/8/10	1,600	1,604
2	Federal Home Loan Bank	3.875%	1/15/10	825	830
2	Federal Home Loan Bank	4.375%	3/17/10	2,000	2,034
2	Federal Home Loan Bank	4.875%	5/14/10	475	489
2	Federal Home Loan Bank	7.625%	5/14/10	8,800	9,590
2	Federal Home Loan Bank	4.750%	12/10/10	375	386
2	Federal Home Loan Bank	3.625%	12/17/10	800	800
2	Federal Home Loan Bank	5.375%	8/19/11	7,275	7,658
2	Federal Home Loan Bank	4.875%	11/18/11	1,650	1,711
2	Federal Home Loan Bank	4.625%	10/10/12	1,625	1,671

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2007

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
2	Federal Home Loan Bank	5.375%	6/14/13	250	265
2	Federal Home Loan Bank	5.125%	8/14/13	6,825	7,191
2	Federal Home Loan Bank	4.500%	9/16/13	5,050	5,158
2	Federal Home Loan Bank	5.500%	8/13/14	9,425	10,116
2	Federal Home Loan Bank	5.375%	5/18/16	2,500	2,661
2	Federal Home Loan Bank	5.625%	6/13/16	300	317
2	Federal Home Loan Bank	4.750%	12/16/16	6,275	6,396
2	Federal Home Loan Bank	4.875%	5/17/17	400	411
2	Federal Home Loan Bank	5.250%	12/11/20	1,000	1,040
2	Federal Home Loan Bank	5.625%	6/11/21	1,000	1,078
2	Federal Home Loan Bank	5.500%	7/15/36	250	272
2	Federal Home Loan Mortgage Corp.	4.875%	2/17/09	5,000	5,060
2	Federal Home Loan Mortgage Corp.	5.250%	5/21/09	26,000	26,545
2	Federal Home Loan Mortgage Corp.	5.000%	6/11/09	8,775	8,940
2	Federal Home Loan Mortgage Corp.	6.625%	9/15/09	8,150	8,549
2	Federal Home Loan Mortgage Corp.	7.000%	3/15/10	4,000	4,287
2	Federal Home Loan Mortgage Corp.	4.125%	7/12/10	10,025	10,158
2	Federal Home Loan Mortgage Corp.	6.875%	9/15/10	865	937
2	Federal Home Loan Mortgage Corp.	4.750%	1/18/11	700	721
2	Federal Home Loan Mortgage Corp.	6.000%	6/15/11	2,750	2,948
2	Federal Home Loan Mortgage Corp.	5.250%	7/18/11	1,000	1,047
2	Federal Home Loan Mortgage Corp.	5.750%	1/15/12	9,000	9,621
2	Federal Home Loan Mortgage Corp.	5.500%	8/20/12	5,000	5,325
2	Federal Home Loan Mortgage Corp.	4.625%	10/25/12	10,075	10,362
2	Federal Home Loan Mortgage Corp.	4.125%	12/21/12	1,325	1,334
2	Federal Home Loan Mortgage Corp.	4.500%	1/15/13	5,650	5,784
2	Federal Home Loan Mortgage Corp.	4.500%	7/15/13	1,400	1,433
2	Federal Home Loan Mortgage Corp.	4.875%	11/15/13	3,450	3,596
2	Federal Home Loan Mortgage Corp.	5.000%	7/15/14	6,550	6,863
2	Federal Home Loan Mortgage Corp.	4.750%	1/19/16	1,000	1,025
2	Federal Home Loan Mortgage Corp.	5.250%	4/18/16	3,000	3,165
2	Federal Home Loan Mortgage Corp.	5.000%	12/14/18	3,425	3,429
2	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	2,500	3,102
2	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	4,100	5,144
2	Federal National Mortgage Assn.	5.250%	1/15/09	775	786
2	Federal National Mortgage Assn.	4.875%	4/15/09	5,000	5,073
2	Federal National Mortgage Assn.	7.250%	1/15/10	6,720	7,196
2	Federal National Mortgage Assn.	3.875%	2/15/10	6,125	6,172
2	Federal National Mortgage Assn.	4.750%	3/12/10	10,875	11,145
2	Federal National Mortgage Assn.	7.125%	6/15/10	1,000	1,082
2	Federal National Mortgage Assn.	6.625%	11/15/10	1,650	1,785
2	Federal National Mortgage Assn.	6.250%	2/1/11	1,425	1,517
2	Federal National Mortgage Assn.	5.125%	4/15/11	750	783
2	Federal National Mortgage Assn.	6.000%	5/15/11	7,300	7,829
2	Federal National Mortgage Assn.	5.000%	10/15/11	10,200	10,617
2	Federal National Mortgage Assn.	6.125%	3/15/12	5,950	6,457
2	Federal National Mortgage Assn.	4.875%	5/18/12	1,225	1,271
2	Federal National Mortgage Assn.	4.375%	9/15/12	1,300	1,327
2	Federal National Mortgage Assn.	4.750%	2/21/13	1,000	1,032
2	Federal National Mortgage Assn.	4.375%	3/15/13	2,225	2,266
2	Federal National Mortgage Assn.	4.625%	5/1/13	700	709
2	Federal National Mortgage Assn.	4.625%	10/15/13	8,250	8,493
2	Federal National Mortgage Assn.	5.125%	1/2/14	975	1,009

2	Federal National Mortgage Assn.	4.125%	4/15/14	7,500	7,520
2	Federal National Mortgage Assn.	4.625%	10/15/14	4,000	4,102
2	Federal National Mortgage Assn.	4.375%	10/15/15	2,000	2,013
2	Federal National Mortgage Assn.	5.250%	9/15/16	2,525	2,662
2	Federal National Mortgage Assn.	4.875%	12/15/16	525	540
2	Federal National Mortgage Assn.	5.000%	2/13/17	1,975	2,046
2	Federal National Mortgage Assn.	7.125%	1/15/30	2,550	3,305
2	Federal National Mortgage Assn.	7.250%	5/15/30	5,450	7,170
2	Federal National Mortgage Assn.	6.625%	11/15/30	1,850	2,283
2	Federal National Mortgage Assn.	5.625%	7/15/37	1,100	1,224
	Private Export Funding Corp.	7.200%	1/15/10	6,900	7,390
	State of Israel (U.S. Government Guaranteed)	5.500%	9/18/23	500	541
	State of Israel (U.S. Government Guaranteed)	5.500%	12/4/23	375	404

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2007

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	State of Israel (U.S. Government Guaranteed)	5.500%	4/26/24	300	324
2	Tennessee Valley Auth.	7.125%	5/1/30	4,000	5,142
2	Tennessee Valley Auth.	5.375%	4/1/56	375	395
					348,477
Mortgage-Backed Securities (15.6%)
	Conventional Mortgage-Backed Securities (14.1%)
2,3	Federal Home Loan Mortgage Corp.	4.000%	3/1/08–2/1/21	18,607	18,100
2,3	Federal Home Loan Mortgage Corp.	4.500%	1/1/08–10/1/35	45,483	44,717
2,3	Federal Home Loan Mortgage Corp.	5.000%	9/1/08–5/1/37	139,364	137,268
2,3	Federal Home Loan Mortgage Corp.	5.500%	1/1/09–11/1/37	181,646	181,826
2,3	Federal Home Loan Mortgage Corp.	6.000%	7/1/08–1/1/38	148,944	151,444
2,3	Federal Home Loan Mortgage Corp.	6.500%	2/1/08–12/1/37	30,272	31,219
2,3	Federal Home Loan Mortgage Corp.	7.000%	1/1/08–8/1/36	6,395	6,671
2,3	Federal Home Loan Mortgage Corp.	7.500%	12/1/08–1/1/32	804	848
2,3	Federal Home Loan Mortgage Corp.	8.000%	2/1/10–10/1/31	724	768
2,3	Federal Home Loan Mortgage Corp.	8.500%	12/1/16–5/1/30	95	102
2,3	Federal Home Loan Mortgage Corp.	9.000%	10/1/21–4/1/30	71	76
2,3	Federal Home Loan Mortgage Corp.	9.500%	4/1/16–4/1/25	26	27
2,3	Federal Home Loan Mortgage Corp.	10.000%	3/1/17–4/1/25	14	14
2,3	Federal National Mortgage Assn.	4.000%	9/1/10–6/1/19	7,509	7,309
2,3	Federal National Mortgage Assn.	4.500%	7/1/11–10/1/35	59,659	58,409
2,3	Federal National Mortgage Assn.	5.000%	9/1/09–3/1/37	174,398	171,674
2,3	Federal National Mortgage Assn.	5.500%	11/1/08–8/1/37	220,473	221,008
2,3	Federal National Mortgage Assn.	6.000%	10/1/08–10/1/37	135,879	138,337
2,3	Federal National Mortgage Assn.	6.500%	8/1/08–1/1/38	59,215	60,999
2,3	Federal National Mortgage Assn.	7.000%	2/1/08–11/1/37	16,967	17,690
2,3	Federal National Mortgage Assn.	7.500%	2/1/08–12/1/32	1,686	1,788
2,3	Federal National Mortgage Assn.	8.000%	1/1/08–11/1/30	262	282
2,3	Federal National Mortgage Assn.	8.500%	11/1/09–9/1/30	163	174
2,3	Federal National Mortgage Assn.	9.000%	10/1/16–8/1/26	51	54
2,3	Federal National Mortgage Assn.	9.500%	5/1/16–2/1/25	13	13
2,3	Federal National Mortgage Assn.	10.000%	1/1/20–8/1/21	2	2
2,3	Federal National Mortgage Assn.	10.500%	8/1/20	1	1
3	Government National Mortgage Assn.	4.500%	8/15/18–7/15/35	3,309	3,212
3	Government National Mortgage Assn.	5.000%	3/15/18–11/20/37	25,413	25,116
3	Government National Mortgage Assn.	5.500%	3/15/15–7/20/37	45,228	45,607
3	Government National Mortgage Assn.	6.000%	3/15/09–1/1/38	41,117	42,093
3	Government National Mortgage Assn.	6.500%	1/15/09–1/1/38	18,644	19,272
3	Government National Mortgage Assn.	7.000%	5/15/08–8/15/32	3,542	3,723
3	Government National Mortgage Assn.	7.500%	5/15/08–3/15/32	962	1,024
3	Government National Mortgage Assn.	8.000%	9/15/09–3/15/32	597	639
3	Government National Mortgage Assn.	8.500%	3/15/17–7/15/30	80	89
3	Government National Mortgage Assn.	9.000%	6/15/16–2/15/30	114	126
3	Government National Mortgage Assn.	9.500%	9/15/18–1/15/25	27	29
3	Government National Mortgage Assn.	10.000%	10/15/17–3/15/19	2	3
3	Government National Mortgage Assn.	11.000%	12/15/15	1	1
	Nonconventional Mortgage-Backed Securities (1.5%)
2,3	Federal Home Loan Mortgage Corp.	4.296%	4/1/36	3,252	3,234
2,3	Federal Home Loan Mortgage Corp.	4.331%	11/1/33	364	364
2,3	Federal Home Loan Mortgage Corp.	4.394%	12/1/34	1,152	1,147
2,3	Federal Home Loan Mortgage Corp.	4.576%	9/1/34	587	587
2,3	Federal Home Loan Mortgage Corp.	4.600%	11/1/34	1,416	1,402

2,3	Federal Home Loan Mortgage Corp.	4.616%	4/1/35	1,789	1,802
2,3	Federal Home Loan Mortgage Corp.	4.655%	12/1/35	2,036	2,050
2,3	Federal Home Loan Mortgage Corp.	4.658%	7/1/35	1,263	1,247
2,3	Federal Home Loan Mortgage Corp.	4.692%	12/1/34	369	372
2,3	Federal Home Loan Mortgage Corp.	4.795%	7/1/35	2,744	2,760
2,3	Federal Home Loan Mortgage Corp.	4.825%	3/1/36	1,295	1,305
2,3	Federal Home Loan Mortgage Corp.	4.985%	5/1/35	1,706	1,704
2,3	Federal Home Loan Mortgage Corp.	5.265%	3/1/36	1,862	1,883
2,3	Federal Home Loan Mortgage Corp.	5.288%	3/1/37	1,286	1,301
2,3	Federal Home Loan Mortgage Corp.	5.294%	12/1/36	505	505
2,3	Federal Home Loan Mortgage Corp.	5.324%	12/1/35	951	960
2,3	Federal Home Loan Mortgage Corp.	5.425%	3/1/37	1,352	1,364
2,3	Federal Home Loan Mortgage Corp.	5.454%	1/1/37	845	860

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2007

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
2,3	Federal Home Loan Mortgage Corp.	5.456%	4/1/37	2,165	2,185
2,3	Federal Home Loan Mortgage Corp.	5.486%	2/1/36	1,500	1,523
2,3	Federal Home Loan Mortgage Corp.	5.586%	5/1/36	2,455	2,485
2,3	Federal Home Loan Mortgage Corp.	5.616%	4/1/37	1,614	1,629
2,3	Federal Home Loan Mortgage Corp.	5.708%	12/1/36	2,403	2,454
2,3	Federal Home Loan Mortgage Corp.	5.713%	3/1/37	3,182	3,235
2,3	Federal Home Loan Mortgage Corp.	5.717%	9/1/36	3,009	3,067
2,3	Federal Home Loan Mortgage Corp.	5.770%	5/1/36	731	746
2,3	Federal Home Loan Mortgage Corp.	5.828%	6/1/37	2,517	2,564
2,3	Federal Home Loan Mortgage Corp.	5.860%	4/1/37	1,706	1,740
2,3	Federal Home Loan Mortgage Corp.	5.872%	5/1/37	2,442	2,474
2,3	Federal Home Loan Mortgage Corp.	5.897%	12/1/36	711	726
2,3	Federal Home Loan Mortgage Corp.	5.964%	10/1/37	392	399
2,3	Federal Home Loan Mortgage Corp.	6.135%	8/1/37	1,234	1,267
2,3	Federal Home Loan Mortgage Corp.	6.525%	2/1/37	1,245	1,277
2,3	Federal National Mortgage Assn.	4.137%	5/1/34	540	533
2,3	Federal National Mortgage Assn.	4.423%	8/1/35	3,100	3,104
2,3	Federal National Mortgage Assn.	4.426%	4/1/36	2,537	2,534
2,3	Federal National Mortgage Assn.	4.449%	7/1/35	571	571
2,3	Federal National Mortgage Assn.	4.578%	1/1/35	1,094	1,094
2,3	Federal National Mortgage Assn.	4.587%	11/1/34	1,903	1,882
2,3	Federal National Mortgage Assn.	4.593%	12/1/34	1,399	1,394
2,3	Federal National Mortgage Assn.	4.651%	11/1/33	365	366
2,3	Federal National Mortgage Assn.	4.653%	9/1/34	830	821
2,3	Federal National Mortgage Assn.	4.656%	8/1/35	4,271	4,243
2,3	Federal National Mortgage Assn.	4.689%	11/1/34	924	926
2,3	Federal National Mortgage Assn.	4.691%	10/1/34	873	863
2,3	Federal National Mortgage Assn.	4.732%	8/1/35	934	937
2,3	Federal National Mortgage Assn.	4.742%	9/1/35	1,002	1,006
2,3	Federal National Mortgage Assn.	4.756%	6/1/34	676	679
2,3	Federal National Mortgage Assn.	4.756%	9/1/34	400	399
2,3	Federal National Mortgage Assn.	4.773%	10/1/34	1,469	1,471
2,3	Federal National Mortgage Assn.	4.777%	4/1/36	3,150	3,198
2,3	Federal National Mortgage Assn.	4.833%	4/1/37	2,165	2,187
2,3	Federal National Mortgage Assn.	4.851%	11/1/35	1,879	1,890
2,3	Federal National Mortgage Assn.	4.860%	12/1/35	2,291	2,288
2,3	Federal National Mortgage Assn.	4.881%	7/1/35	1,326	1,330
2,3	Federal National Mortgage Assn.	4.949%	5/1/37	2,203	2,211
2,3	Federal National Mortgage Assn.	4.950%	7/1/35	532	540
2,3	Federal National Mortgage Assn.	4.969%	10/1/35	1,614	1,638
2,3	Federal National Mortgage Assn.	5.035%	8/1/37	3,419	3,442
2,3	Federal National Mortgage Assn.	5.053%	11/1/35	2,045	2,060
2,3	Federal National Mortgage Assn.	5.086%	12/1/35	2,451	2,477
2,3	Federal National Mortgage Assn.	5.087%	2/1/36	609	613
2,3	Federal National Mortgage Assn.	5.118%	1/1/36	1,532	1,554
2,3	Federal National Mortgage Assn.	5.137%	12/1/35	3,090	3,130
2,3	Federal National Mortgage Assn.	5.276%	3/1/37	1,234	1,249
2,3	Federal National Mortgage Assn.	5.463%	2/1/36	1,877	1,901
2,3	Federal National Mortgage Assn.	5.480%	5/1/37	1,152	1,171
2,3	Federal National Mortgage Assn.	5.614%	1/1/37	1,553	1,579
2,3	Federal National Mortgage Assn.	5.621%	7/1/36	326	331
2,3	Federal National Mortgage Assn.	5.645%	3/1/37	1,480	1,508
2,3	Federal National Mortgage Assn.	5.663%	6/1/36	1,147	1,168
2,3	Federal National Mortgage Assn.	5.679%	2/1/37	3,136	3,194

2,3	Federal National Mortgage Assn.	5.686%	3/1/37	4,437	4,518
2,3	Federal National Mortgage Assn.	5.698%	2/1/37	1,598	1,629
2,3	Federal National Mortgage Assn.	5.741%	3/1/37	4,023	4,099
2,3	Federal National Mortgage Assn.	5.744%	12/1/36	4,592	4,700
2,3	Federal National Mortgage Assn.	5.758%	4/1/36	1,628	1,668
2,3	Federal National Mortgage Assn.	5.788%	4/1/37	542	549
2,3	Federal National Mortgage Assn.	5.800%	1/1/36	482	492
2,3	Federal National Mortgage Assn.	5.800%	4/1/37	1,947	1,982
2,3	Federal National Mortgage Assn.	5.815%	6/1/37	1,946	1,986
2,3	Federal National Mortgage Assn.	5.889%	9/1/36	1,277	1,304
2,3	Federal National Mortgage Assn.	5.980%	11/1/36	3,032	3,114

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2007

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
2,3	Federal National Mortgage Assn.	6.091%	8/1/37	1,029	1,058
2,3	Federal National Mortgage Assn.	6.119%	6/1/36	412	423
2,3	Federal National Mortgage Assn.	6.625%	9/1/37	1,558	1,597
					1,536,973

Total U.S. Government and Agency Obligations (Cost $2,699,192)					2,756,465
Corporate Bonds (11.0%)

Asset-Backed/Commercial Mortgage-Backed Securities (3.0%)
3,4	American Express Credit Account Master Trust	5.028%	1/15/08	745	744
3,4	American Express Credit Account Master Trust	5.118%	1/15/08	14,000	13,925
3,4	American Express Credit Account Master Trust	5.137%	1/15/08	12,800	12,797
3,4	American Express Credit Account Master Trust	5.137%	1/15/08	1,800	1,799
3,5	BA Covered Bond Issuer	5.500%	6/14/12	4,000	4,173
3	Banc of America Commercial Mortgage, Inc.	5.634%	7/10/46	1,050	1,071
3	Banc of America Commercial Mortgage, Inc.	5.414%	9/10/47	725	729
3,4	Bank of America Credit Card Trust	5.007%	1/15/08	12,500	12,510
3,4	Bank One Issuance Trust	5.137%	1/15/08	13,000	12,991
3,4	Bank One Issuance Trust	5.137%	1/15/08	765	764
3	Bear Stearns Commercial Mortgage Securities, Inc.	5.610%	11/15/33	4,000	4,150
3	Bear Stearns Commercial Mortgage Securities, Inc.	5.850%	6/11/40	2,425	2,473
3	Bear Stearns Commercial Mortgage Securities, Inc.	5.742%	9/11/42	1,250	1,283
3	Bear Stearns Commercial Mortgage Securities, Inc.	5.613%	6/11/50	850	861
3	Bear Stearns Commercial Mortgage Securities, Inc.	5.694%	6/11/50	4,000	4,092
3,4	Capital One Master Trust	5.218%	1/15/08	11,000	10,990

3,4	Capital One Multi-Asset Execution Trust	5.128%	1/15/08	5,500	5,484
3,4	Capital One Multi-Asset Execution Trust	5.208%	1/15/08	5,000	4,994
3	Capital One Multi-Asset Execution Trust	3.650%	7/15/11	2,000	1,983
3	Capital One Multi-Asset Execution Trust	5.050%	12/17/18	3,500	3,443
3,4	Chase Credit Card Master Trust	5.147%	1/15/08	5,500	5,492
3,4	Chase Issuance Trust	5.038%	1/15/08	1,000	1,001
3,4	Chase Issuance Trust	5.038%	1/15/08	27,700	27,673
3	Chase Issuance Trust	4.650%	12/17/12	3,300	3,315
3,4	Citibank Credit Card Issuance Trust	5.440%	1/7/08	7,000	6,976
3	Citibank Credit Card Issuance Trust	2.900%	5/17/10	4,000	3,967
3	Citibank Credit Card Issuance Trust	3.500%	8/16/10	2,000	1,981
3	Citibank Credit Card Master Trust	5.875%	3/10/11	2,000	2,029
3,5	Citicorp Lease Pass-Through Trust	8.040%	12/15/19	1,700	2,000
3	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.886%	11/15/44	1,700	1,762
3	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.205%	12/11/49	3,025	3,027
3,5	Commercial Mortgage Lease-Backed Certificate	6.746%	6/20/31	451	489
3	Countrywide Home Loans	4.063%	5/25/33	657	647
3	Credit Suisse First Boston Mortgage Securities Corp.	5.100%	8/15/38	6,950	6,904
3	DaimlerChrysler Auto Trust	4.200%	7/8/10	600	596
3	DaimlerChrysler Auto Trust	5.330%	8/8/10	2,385	2,384
3,4	DaimlerChrysler Master Owner Trust	5.052%	1/15/08	705	703
3,4	Discover Card Master Trust I	5.038%	1/15/08	1,000	999
3,4	Discover Card Master Trust I	5.047%	1/15/08	2,000	1,995
3,4	Discover Card Master Trust I	5.137%	1/15/08	450	449
3,4	Discover Card Master Trust I	5.158%	1/15/08	2,000	2,000
3	First Union National Bank Commercial Mortgage Trust	6.223%	12/12/33	350	371
3	Ford Credit Auto Owner Trust	4.300%	8/15/09	592	591
3	GE Capital Credit Card Master Note Trust	5.080%	9/15/12	5,300	5,336
3,4	Gracechurch Card Funding PLC	5.038%	1/15/08	3,000	2,996
3,4	Gracechurch Card Funding PLC	5.038%	1/15/08	17,000	16,928
3	GS Mortgage Securities Corp. II	5.993%	8/10/45	1,450	1,504
3	Honda Auto Receivables Owner Trust	4.610%	8/17/09	1,489	1,486
3	Honda Auto Receivables Owner Trust	5.300%	7/21/10	2,190	2,192
3	Honda Auto Receivables Owner Trust	5.120%	10/15/10	3,500	3,497
3	JPMorgan Chase Commercial Mortgage Securities	5.160%	4/15/43	4,823	4,842
3	JPMorgan Chase Commercial Mortgage Securities	5.992%	6/15/49	1,750	1,793
3	JPMorgan Chase Commercial Mortgage Securities	6.007%	6/15/49	1,500	1,555
3	JPMorgan Chase Commercial Mortgage Securities	5.794%	2/12/51	1,000	1,030
3	LB-UBS Commercial Mortgage Trust	5.197%	11/15/30	2,025	2,027
3	LB-UBS Commercial Mortgage Trust	5.866%	9/15/45	2,050	2,125
3,4	MBNA Credit Card Master Note Trust	5.028%	1/15/08	14,300	14,273

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2007

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3,4	MBNA Credit Card Master Note Trust	5.047%	1/15/08	1,000	994
3,4	MBNA Credit Card Master Note Trust	5.128%	1/15/08	15,565	15,510
3,4	MBNA Credit Card Master Note Trust	5.158%	1/15/08	9,000	8,988
3,4	MBNA Credit Card Master Note Trust	5.393%	1/15/08	250	249
3	MBNA Credit Card Master Note Trust	4.300%	2/15/11	4,550	4,530
3	MBNA Master Credit Card Trust	7.000%	2/15/12	5,800	6,054
3	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.378%	8/12/48	1,225	1,227
3	Morgan Stanley Capital I	5.230%	9/15/42	1,050	1,052
3	Morgan Stanley Capital I	5.809%	12/12/49	1,375	1,418
3	Nissan Auto Receivables Owner Trust	4.190%	7/15/09	2,280	2,272
3	PG&E Energy Recovery Funding LLC	4.140%	9/25/12	825	825
3	PSE&G Transition Funding LLC	6.890%	12/15/17	2,000	2,193
3	Salomon Brothers Mortgage Securities VII	4.114%	9/25/33	1,880	1,863
3	USAA Auto Owner Trust	4.550%	2/16/10	1,761	1,755
3	USAA Auto Owner Trust	5.360%	2/15/11	1,742	1,744
3	Volkswagen Auto Loan Enhanced Trust	4.800%	7/20/09	1,146	1,144
3	World Omni Auto Receivables Trust	3.540%	11/14/11	170	170
					292,179
Finance (3.5%)
	Banking (1.5%)
	Abbey National PLC	7.950%	10/26/29	1,275	1,495
	AmSouth Bank NA	5.200%	4/1/15	650	638
5	Banco Bilbao Vizcaya ARG	5.750%	7/20/17	1,950	2,104
	Bank of America Corp.	4.500%	8/1/10	1,125	1,127
	Bank of America Corp.	4.375%	12/1/10	2,875	2,870
	Bank of America Corp.	6.250%	4/15/12	350	369
	Bank of America Corp.	5.375%	6/15/14	175	178
	Bank of America Corp.	5.125%	11/15/14	2,075	2,081
	Bank of America Corp.	5.250%	12/1/15	725	710
	Bank of America Corp.	5.750%	8/15/16	275	274
	Bank of America Corp.	5.625%	10/14/16	1,875	1,885
	Bank of America Corp.	5.300%	3/15/17	975	948
	Bank of America Corp.	5.420%	3/15/17	1,200	1,171
	Bank of America Corp.	6.100%	6/15/17	350	359
	Bank of America Corp.	5.625%	3/8/35	350	295
	Bank of America Corp.	6.000%	10/15/36	600	583
	Bank of New York Mellon	4.950%	1/14/11	500	501
	Bank of New York Mellon	4.950%	11/1/12	1,425	1,426
	Bank of New York Mellon	4.950%	3/15/15	800	771
	Bank of Tokyo–Mitsubishi	8.400%	4/15/10	500	542
	Bank One Corp.	6.000%	2/17/09	1,000	1,008
	Bank One Corp.	7.875%	8/1/10	375	400
	Bank One Corp.	5.250%	1/30/13	925	933
	Bank One Corp.	4.900%	4/30/15	475	455
3	Barclays Bank PLC	6.278%	6/15/08	350	298
	Barclays Bank PLC	5.450%	9/12/12	350	358
	BB&T Corp.	6.500%	8/1/11	375	392
	BB&T Corp.	4.750%	10/1/12	300	294
	BB&T Corp.	5.200%	12/23/15	650	628
	BB&T Corp.	5.625%	9/15/16	100	99

	BB&T Corp.	5.250%	11/1/19	400	376
	BB&T Corp.	6.750%	6/7/36	1,100	1,091
	Charter One Bank N.A.	5.500%	4/26/11	1,700	1,719
3	Citigroup Capital XXI	8.300%	12/21/57	1,000	1,059
	Citigroup, Inc.	3.625%	2/9/09	125	123
	Citigroup, Inc.	4.250%	7/29/09	675	669
	Citigroup, Inc.	4.625%	8/3/10	1,550	1,550
	Citigroup, Inc.	6.500%	1/18/11	1,125	1,173
	Citigroup, Inc.	5.100%	9/29/11	2,425	2,431
	Citigroup, Inc.	6.000%	2/21/12	400	414
	Citigroup, Inc.	5.250%	2/27/12	625	632
	Citigroup, Inc.	5.625%	8/27/12	350	356
	Citigroup, Inc.	5.300%	10/17/12	2,400	2,431
	Citigroup, Inc.	5.000%	9/15/14	4,775	4,584
	Citigroup, Inc.	4.875%	5/7/15	200	192

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2007

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Citigroup, Inc.	5.300%	1/7/16	275	270
	Citigroup, Inc.	5.500%	2/15/17	100	97
	Citigroup, Inc.	6.125%	11/21/17	1,100	1,140
	Citigroup, Inc.	6.625%	6/15/32	1,050	1,035
	Citigroup, Inc.	5.875%	2/22/33	900	834
	Citigroup, Inc.	6.000%	10/31/33	225	213
	Citigroup, Inc.	5.850%	12/11/34	50	46
	Colonial Bank NA	6.375%	12/1/15	150	147
	Comerica Bank	5.750%	11/21/16	750	721
	Comerica Bank	5.200%	8/22/17	300	276
	Compass Bank	6.400%	10/1/17	150	154
	Compass Bank	5.900%	4/1/26	225	207
3	Credit Suisse First Boston USA, Inc.	5.860%	5/15/08	225	203
	Credit Suisse First Boston USA, Inc.	3.875%	1/15/09	3,750	3,729
	Credit Suisse First Boston USA, Inc.	4.700%	6/1/09	400	401
	Credit Suisse First Boston USA, Inc.	4.125%	1/15/10	225	224
	Credit Suisse First Boston USA, Inc.	4.875%	8/15/10	225	228
	Credit Suisse First Boston USA, Inc.	5.250%	3/2/11	750	760
	Credit Suisse First Boston USA, Inc.	6.125%	11/15/11	250	261
	Credit Suisse First Boston USA, Inc.	6.500%	1/15/12	1,600	1,696
	Credit Suisse First Boston USA, Inc.	4.875%	1/15/15	250	245
	Credit Suisse First Boston USA, Inc.	5.125%	8/15/15	350	348
	Credit Suisse First Boston USA, Inc.	5.850%	8/16/16	750	771
	Credit Suisse First Boston USA, Inc.	7.125%	7/15/32	200	223
	Deutsche Bank AG London	5.375%	10/12/12	1,250	1,284
	Deutsche Bank AG London	6.000%	9/1/17	1,150	1,185
	Deutsche Bank Financial LLC	5.375%	3/2/15	900	881
	Fifth Third Bank	4.200%	2/23/10	550	546
	Fifth Third Bank	4.750%	2/1/15	325	305
	First Tennessee Bank	5.050%	1/15/15	200	193
	FirstStar Bank	7.125%	12/1/09	750	783
	Fleet Capital Trust II	7.920%	12/11/26	500	523
	Fleet Financial Group, Inc.	6.875%	1/15/28	600	633
5	HBOS Treasury Services PLC	5.250%	2/21/17	1,950	1,973
	HSBC Bank USA	4.625%	4/1/14	950	905
	HSBC Bank USA	5.875%	11/1/34	300	278
	HSBC Bank USA	5.625%	8/15/35	900	801
	HSBC Holdings PLC	7.500%	7/15/09	500	522
	HSBC Holdings PLC	7.625%	5/17/32	400	441
	HSBC Holdings PLC	7.350%	11/27/32	400	428
	HSBC Holdings PLC	6.500%	5/2/36	1,225	1,196
	HSBC Holdings PLC	6.500%	9/15/37	525	512
5	ICICI Bank Ltd.	6.625%	10/3/12	25	25
	J.P. Morgan, Inc.	6.000%	1/15/09	975	986
	JPM Capital Trust	6.550%	9/29/36	600	531
	JPMorgan Capital Trust	5.875%	3/15/35	1,400	1,224
	JPMorgan Chase & Co.	3.500%	3/15/09	75	74
	JPMorgan Chase & Co.	6.750%	2/1/11	300	316
	JPMorgan Chase & Co.	5.600%	6/1/11	1,200	1,240
	JPMorgan Chase & Co.	4.500%	1/15/12	675	665
	JPMorgan Chase & Co.	6.625%	3/15/12	425	450
	JPMorgan Chase & Co.	5.375%	10/1/12	1,825	1,861
	JPMorgan Chase & Co.	5.750%	1/2/13	350	358
	JPMorgan Chase & Co.	5.375%	1/15/14	150	151

JPMorgan Chase & Co.	5.125%	9/15/14	375	368
JPMorgan Chase & Co.	4.750%	3/1/15	125	120
JPMorgan Chase & Co.	5.250%	5/1/15	1,600	1,559
JPMorgan Chase & Co.	5.150%	10/1/15	675	653
JPMorgan Chase & Co.	5.875%	6/13/16	1,650	1,647
JPMorgan Chase & Co.	6.125%	6/27/17	850	865
JPMorgan Chase & Co.	6.800%	10/1/37	725	692
JPMorgan Chase Capital XXII	6.450%	2/2/37	650	573
Key Bank NA	5.500%	9/17/12	800	814
Key Bank NA	5.800%	7/1/14	150	151
Key Bank NA	4.950%	9/15/15	725	693
Key Bank NA	5.450%	3/3/16	300	294

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2007

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Manufacturers & Traders Trust Co.	6.625%	12/4/17	600	617
	Marshall & Ilsley Bank	4.850%	6/16/15	375	352
	Marshall & Ilsley Bank	5.000%	1/17/17	750	714
	Marshall & Ilsley Corp.	4.375%	8/1/09	75	75
	MBNA America Bank NA	4.625%	8/3/09	250	251
	MBNA America Bank NA	6.625%	6/15/12	350	378
	MBNA Corp.	6.125%	3/1/13	500	513
	MBNA Corp.	5.000%	6/15/15	200	192
	Mellon Funding Corp.	5.000%	12/1/14	250	246
5	Nationwide Building Society	5.500%	7/18/12	2,000	2,055
	NB Capital Trust IV	8.250%	4/15/27	1,000	1,045
	North Fork Bancorp., Inc.	5.875%	8/15/12	600	584
5	Northern Rock PLC	5.625%	6/22/17	3,900	3,942
	PNC Bank NA	4.875%	9/21/17	1,275	1,176
	PNC Bank NA	6.000%	12/7/17	350	345
	PNC Funding Corp.	5.250%	11/15/15	250	239
	Regions Financial Corp.	7.000%	3/1/11	750	788
	Regions Financial Corp.	6.375%	5/15/12	75	78
	Regions Financial Corp.	7.375%	12/10/37	75	76
3	Regions Financial Corp.	6.625%	5/15/47	300	248
	Republic New York Corp.	7.750%	5/15/09	300	312
	Royal Bank of Canada	4.125%	1/26/10	1,400	1,394
3	Royal Bank of Scotland Group PLC	7.648%	3/31/08	1,525	1,582
	Royal Bank of Scotland Group PLC	6.375%	2/1/11	325	341
	Royal Bank of Scotland Group PLC	5.000%	11/12/13	225	224
	Royal Bank of Scotland Group PLC	5.050%	1/8/15	1,000	965
	Santander Central Hispano Issuances	7.625%	9/14/10	400	436
	Santander Finance Issuances	6.375%	2/15/11	1,075	1,118
	Sanwa Bank Ltd.	8.350%	7/15/09	1,025	1,080
	Sanwa Bank Ltd.	7.400%	6/15/11	1,625	1,750
	Southtrust Corp.	5.800%	6/15/14	300	313
	Sovereign Bancorp, Inc.	4.800%	3/1/08	575	565
	Sovereign Bank	5.125%	3/15/13	250	240
	State Street Capital Trust	5.300%	1/15/16	300	296
	Sumitomo Bank International Finance NV	8.500%	6/15/09	800	853
	Sumitomo Mitsui Banking Corp.	8.000%	6/15/12	1,300	1,442
	SunTrust Banks, Inc.	6.375%	4/1/11	500	520
	SunTrust Banks, Inc.	5.250%	11/5/12	325	327
	SunTrust Banks, Inc.	5.200%	1/17/17	750	719
	SunTrust Banks, Inc.	6.000%	9/11/17	375	377
	SunTrust Banks, Inc.	5.450%	12/1/17	100	97
3	SunTrust Capital VIII	6.100%	12/1/66	175	148
	Swiss Bank Corp.	7.000%	10/15/15	750	813
	Synovus Financial Corp.	5.125%	6/15/17	500	454
	UBS AG	5.875%	12/20/17	450	456
	UFJ Finance Aruba AEC	6.750%	7/15/13	500	538
	Union Bank of California NA	5.950%	5/11/16	450	459
	Union Planters Corp.	7.750%	3/1/11	1,000	1,056
	UnionBanCal Corp.	5.250%	12/16/13	150	147
	US Bank NA	6.375%	8/1/11	250	263
	US Bank NA	6.300%	2/4/14	250	264
	Wachovia Bank NA	4.875%	2/1/15	1,030	986
	Wachovia Bank NA	5.600%	3/15/16	425	420

	Wachovia Bank NA	5.850%	2/1/37	1,050	957
	Wachovia Bank NA	6.600%	1/15/38	250	247
	Wachovia Corp.	3.625%	2/17/09	2,625	2,588
	Wachovia Corp.	4.375%	6/1/10	450	448
	Wachovia Corp.	7.800%	8/18/10	150	160
	Wachovia Corp.	5.300%	10/15/11	1,350	1,363
	Wachovia Corp.	4.875%	2/15/14	170	161
	Wachovia Corp.	5.625%	10/15/16	500	500
	Wachovia Corp.	5.750%	6/15/17	375	377
5	Wachovia Corp.	8.000%	12/15/26	1,200	1,244
	Wachovia Corp.	7.500%	4/15/35	150	165
	Wachovia Corp.	5.500%	8/1/35	200	175
	Wachovia Corp.	6.550%	10/15/35	100	100

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2007

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Washington Mutual Bank	6.875%	6/15/11	1,375	1,297
Washington Mutual Bank	5.650%	8/15/14	450	396
Washington Mutual Bank	5.125%	1/15/15	250	209
Washington Mutual Bank	6.750%	5/20/36	300	241
Washington Mutual, Inc.	5.000%	3/22/12	800	700
Washington Mutual, Inc.	5.250%	9/15/17	250	209
Wells Fargo & Co.	3.125%	4/1/09	750	737
Wells Fargo & Co.	4.200%	1/15/10	3,540	3,525
Wells Fargo & Co.	4.875%	1/12/11	425	430
Wells Fargo & Co.	5.300%	8/26/11	200	203
Wells Fargo & Co.	5.250%	10/23/12	100	101
Wells Fargo & Co.	4.950%	10/16/13	800	796
Wells Fargo & Co.	5.000%	11/15/14	400	391
Wells Fargo & Co.	5.625%	12/11/17	1,525	1,536
Wells Fargo & Co.	5.375%	2/7/35	1,200	1,067
Wells Fargo Bank NA	4.750%	2/9/15	1,250	1,184
Wells Fargo Bank NA	5.750%	5/16/16	250	251
Wells Fargo Bank NA	5.950%	8/26/36	200	191
Wells Fargo Capital X	5.950%	12/15/36	425	395
World Savings Bank, FSB	4.125%	12/15/09	300	298
Zions Bancorp.	5.500%	11/16/15	675	638
Brokerage (0.7%)
Ameriprise Financial Inc.	5.350%	11/15/10	625	630
Ameriprise Financial Inc.	5.650%	11/15/15	525	522
Bear Stearns Co., Inc.	4.550%	6/23/10	775	755
Bear Stearns Co., Inc.	5.500%	8/15/11	400	394
Bear Stearns Co., Inc.	5.350%	2/1/12	500	490
Bear Stearns Co., Inc.	5.700%	11/15/14	750	716
Bear Stearns Co., Inc.	5.300%	10/30/15	985	905
Bear Stearns Co., Inc.	5.550%	1/22/17	1,150	1,038
Bear Stearns Co., Inc.	6.400%	10/2/17	800	774
BlackRock, Inc.	6.250%	9/15/17	300	306
Goldman Sachs Group, Inc.	3.875%	1/15/09	1,420	1,409
Goldman Sachs Group, Inc.	6.650%	5/15/09	400	411
Goldman Sachs Group, Inc.	4.500%	6/15/10	1,340	1,342
Goldman Sachs Group, Inc.	6.875%	1/15/11	175	184
Goldman Sachs Group, Inc.	6.600%	1/15/12	1,675	1,778
Goldman Sachs Group, Inc.	5.450%	11/1/12	1,775	1,826
Goldman Sachs Group, Inc.	5.250%	4/1/13	1,350	1,384
Goldman Sachs Group, Inc.	4.750%	7/15/13	400	393
Goldman Sachs Group, Inc.	5.250%	10/15/13	475	479
Goldman Sachs Group, Inc.	5.150%	1/15/14	600	596
Goldman Sachs Group, Inc.	5.000%	10/1/14	1,450	1,423
Goldman Sachs Group, Inc.	5.125%	1/15/15	150	148
Goldman Sachs Group, Inc.	5.350%	1/15/16	800	799
Goldman Sachs Group, Inc.	5.625%	1/15/17	625	611
Goldman Sachs Group, Inc.	6.250%	9/1/17	1,875	1,960
Goldman Sachs Group, Inc.	5.950%	1/15/27	675	615
Goldman Sachs Group, Inc.	6.125%	2/15/33	875	867
Goldman Sachs Group, Inc.	6.345%	2/15/34	1,125	1,004
Goldman Sachs Group, Inc.	6.450%	5/1/36	375	354
Goldman Sachs Group, Inc.	6.750%	10/1/37	2,850	2,822
Janus Capital Group	5.875%	9/15/11	300	306

Janus Capital Group	6.700%	6/15/17	150	154
Jefferies Group Inc.	6.450%	6/8/27	1,150	1,082
Jefferies Group Inc.	6.250%	1/15/36	725	657
Lazard Group	6.850%	6/15/17	450	437
Lehman Brothers Holdings, Inc.	3.600%	3/13/09	500	491
Lehman Brothers Holdings, Inc.	4.250%	1/27/10	325	319
Lehman Brothers Holdings, Inc.	4.375%	11/30/10	100	99
Lehman Brothers Holdings, Inc.	5.000%	1/14/11	700	691
Lehman Brothers Holdings, Inc.	6.625%	1/18/12	2,275	2,363
Lehman Brothers Holdings, Inc.	5.250%	2/6/12	375	373
Lehman Brothers Holdings, Inc.	6.000%	7/19/12	525	538
Lehman Brothers Holdings, Inc.	5.750%	5/17/13	1,175	1,180
Lehman Brothers Holdings, Inc.	5.500%	4/4/16	1,275	1,227

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2007

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Lehman Brothers Holdings, Inc.	5.750%	1/3/17	125	120
	Lehman Brothers Holdings, Inc.	6.500%	7/19/17	1,550	1,573
	Lehman Brothers Holdings, Inc.	6.750%	12/28/17	325	334
	Lehman Brothers Holdings, Inc.	7.000%	9/27/27	350	354
3	Lehman Brothers Holdings, Inc.	6.000%	5/3/32	400	349
	Lehman Brothers Holdings, Inc.	6.875%	7/17/37	625	614
	Merrill Lynch & Co., Inc.	4.125%	1/15/09	625	619
	Merrill Lynch & Co., Inc.	6.000%	2/17/09	925	937
	Merrill Lynch & Co., Inc.	4.250%	2/8/10	1,200	1,171
	Merrill Lynch & Co., Inc.	4.790%	8/4/10	650	648
	Merrill Lynch & Co., Inc.	5.770%	7/25/11	200	202
	Merrill Lynch & Co., Inc.	6.050%	8/15/12	75	76
	Merrill Lynch & Co., Inc.	5.000%	2/3/14	1,050	1,008
	Merrill Lynch & Co., Inc.	5.450%	7/15/14	175	172
	Merrill Lynch & Co., Inc.	5.000%	1/15/15	2,525	2,391
	Merrill Lynch & Co., Inc.	6.050%	5/16/16	850	835
	Merrill Lynch & Co., Inc.	5.700%	5/2/17	1,225	1,183
	Merrill Lynch & Co., Inc.	6.400%	8/28/17	1,800	1,833
	Merrill Lynch & Co., Inc.	6.220%	9/15/26	750	695
	Merrill Lynch & Co., Inc.	6.110%	1/29/37	225	199
	Morgan Stanley Dean Witter	3.875%	1/15/09	1,400	1,387
	Morgan Stanley Dean Witter	4.000%	1/15/10	1,800	1,778
	Morgan Stanley Dean Witter	4.250%	5/15/10	675	662
	Morgan Stanley Dean Witter	6.750%	4/15/11	750	788
	Morgan Stanley Dean Witter	5.625%	1/9/12	1,250	1,269
	Morgan Stanley Dean Witter	6.600%	4/1/12	1,500	1,577
	Morgan Stanley Dean Witter	5.750%	8/31/12	400	410
	Morgan Stanley Dean Witter	5.250%	11/2/12	275	276
	Morgan Stanley Dean Witter	4.750%	4/1/14	2,000	1,870
	Morgan Stanley Dean Witter	5.375%	10/15/15	650	636
	Morgan Stanley Dean Witter	5.750%	10/18/16	950	953
	Morgan Stanley Dean Witter	5.450%	1/9/17	750	730
	Morgan Stanley Dean Witter	5.550%	4/27/17	800	784
	Morgan Stanley Dean Witter	5.950%	12/28/17	425	426
	Morgan Stanley Dean Witter	6.250%	8/9/26	1,050	1,037
	Morgan Stanley Dean Witter	7.250%	4/1/32	475	521
	Finance Companies (0.7%)
	Allied Capital Corp.	6.000%	4/1/12	275	276
	American Express Bank, FSB	5.550%	10/17/12	375	383
	American Express Bank, FSB	6.000%	9/13/17	525	538
	American Express Centurion Bank	4.375%	7/30/09	75	75
	American Express Centurion Bank	5.200%	11/26/10	450	458
	American Express Centurion Bank	5.550%	10/17/12	250	256
	American Express Centurion Bank	6.000%	9/13/17	375	382
	American Express Co.	5.250%	9/12/11	350	353
	American Express Co.	5.500%	9/12/16	350	347
	American Express Co.	6.150%	8/28/17	300	307
3	American Express Co.	6.800%	9/1/66	550	556
	American Express Credit Corp.	5.000%	12/2/10	725	734
5	American Express Travel	5.250%	11/21/11	125	127
	American General Finance Corp.	3.875%	10/1/09	400	393
	American General Finance Corp.	4.875%	5/15/10	975	973
	American General Finance Corp.	5.625%	8/17/11	550	553

American General Finance Corp.	4.875%	7/15/12	150	145
American General Finance Corp.	5.850%	6/1/13	1,025	1,002
American General Finance Corp.	5.750%	9/15/16	375	350
American General Finance Corp.	6.900%	12/15/17	625	626
Capital One Bank	4.250%	12/1/08	375	371
Capital One Bank	5.125%	2/15/14	700	671
Capital One Capital III	7.686%	8/15/36	525	420
Capital One Capital IV	6.745%	2/17/37	300	225
Capital One Financial	5.700%	9/15/11	375	372
Capital One Financial	4.800%	2/21/12	50	48
Capital One Financial	5.500%	6/1/15	225	211
Capital One Financial	6.150%	9/1/16	50	47
Capital One Financial	5.250%	2/21/17	50	44

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2007

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Capital One Financial	6.750%	9/15/17	650	630
5	Capmark Financial Group	5.875%	5/10/12	100	81
5	Capmark Financial Group	6.300%	5/10/17	275	207
	CIT Group Co. of Canada	4.650%	4/15/08	300	289
	CIT Group Co. of Canada	5.200%	4/15/08	850	741
	CIT Group, Inc.	5.000%	11/24/08	775	766
	CIT Group, Inc.	4.250%	2/1/10	400	379
	CIT Group, Inc.	5.200%	11/3/10	775	738
	CIT Group, Inc.	4.750%	12/15/10	1,125	1,079
	CIT Group, Inc.	5.600%	4/27/11	500	477
	CIT Group, Inc.	5.400%	3/7/13	150	138
	CIT Group, Inc.	5.125%	9/30/14	200	177
	CIT Group, Inc.	5.000%	2/1/15	400	347
	CIT Group, Inc.	5.400%	1/30/16	25	22
	CIT Group, Inc.	5.850%	9/15/16	300	269
	CIT Group, Inc.	5.650%	2/13/17	850	748
	CIT Group, Inc.	6.000%	4/1/36	500	404
3	CIT Group, Inc.	6.100%	3/15/67	25	18
	Countrywide Financial Corp.	5.800%	6/7/12	50	36
	Countrywide Financial Corp.	6.250%	5/15/16	325	187
	Countrywide Home Loan	4.125%	9/15/09	425	313
	Countrywide Home Loan	4.000%	3/22/11	1,925	1,384
	General Electric Capital Corp.	3.125%	4/1/09	175	173
	General Electric Capital Corp.	3.250%	6/15/09	1,225	1,211
	General Electric Capital Corp.	4.125%	9/1/09	25	25
	General Electric Capital Corp.	4.625%	9/15/09	750	755
	General Electric Capital Corp.	5.250%	10/27/09	850	866
	General Electric Capital Corp.	4.875%	10/21/10	1,050	1,069
	General Electric Capital Corp.	6.125%	2/22/11	1,725	1,804
	General Electric Capital Corp.	5.500%	4/28/11	1,475	1,521
	General Electric Capital Corp.	5.875%	2/15/12	1,675	1,749
	General Electric Capital Corp.	4.375%	3/3/12	1,075	1,064
	General Electric Capital Corp.	5.000%	4/10/12	250	253
	General Electric Capital Corp.	4.250%	6/15/12	550	541
	General Electric Capital Corp.	6.000%	6/15/12	500	526
	General Electric Capital Corp.	5.250%	10/19/12	1,350	1,384
	General Electric Capital Corp.	5.450%	1/15/13	300	310
	General Electric Capital Corp.	5.500%	6/4/14	1,350	1,386
	General Electric Capital Corp.	5.650%	6/9/14	1,150	1,197
	General Electric Capital Corp.	4.875%	3/4/15	100	99
	General Electric Capital Corp.	5.000%	1/8/16	875	872
	General Electric Capital Corp.	5.375%	10/20/16	200	203
	General Electric Capital Corp.	5.400%	2/15/17	500	506
	General Electric Capital Corp.	5.625%	9/15/17	700	719
	General Electric Capital Corp.	6.750%	3/15/32	3,525	3,995
	General Electric Capital Corp.	6.150%	8/7/37	250	264
	General Electric Capital Corp.	6.375%	11/15/67	1,400	1,452
3	HSBC Finance Capital Trust IX	5.911%	11/30/35	300	278
	HSBC Finance Corp.	4.125%	12/15/08	525	523
	HSBC Finance Corp.	4.750%	5/15/09	175	174
	HSBC Finance Corp.	4.125%	11/16/09	2,730	2,706
	HSBC Finance Corp.	4.625%	9/15/10	875	870
	HSBC Finance Corp.	5.250%	1/14/11	1,470	1,469
	HSBC Finance Corp.	5.700%	6/1/11	1,275	1,287

HSBC Finance Corp.	6.375%	10/15/11	1,450	1,499
HSBC Finance Corp.	5.900%	6/19/12	1,050	1,054
HSBC Finance Corp.	5.250%	1/15/14	825	817
HSBC Finance Corp.	5.000%	6/30/15	1,275	1,220
International Lease Finance Corp.	4.875%	9/1/10	225	224
International Lease Finance Corp.	5.125%	11/1/10	400	403
International Lease Finance Corp.	5.450%	3/24/11	400	406
International Lease Finance Corp.	5.750%	6/15/11	925	934
International Lease Finance Corp.	5.300%	5/1/12	150	150
International Lease Finance Corp.	5.000%	9/15/12	2,175	2,146
International Lease Finance Corp.	5.650%	6/1/14	700	702
iStar Financial Inc.	6.000%	12/15/10	250	230

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2007

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	iStar Financial Inc.	5.650%	9/15/11	175	157
	iStar Financial Inc.	5.150%	3/1/12	1,100	951
	iStar Financial Inc.	5.950%	10/15/13	25	22
	iStar Financial Inc.	5.875%	3/15/16	375	302
	iStar Financial Inc.	5.850%	3/15/17	50	39
	SLM Corp.	4.000%	1/15/09	250	241
	SLM Corp.	4.500%	7/26/10	150	138
	SLM Corp.	5.400%	10/25/11	325	303
	SLM Corp.	5.375%	1/15/13	500	454
	SLM Corp.	5.625%	8/1/33	700	506
	Insurance (0.5%)
	ACE Capital Trust II	9.700%	4/1/30	75	93
	ACE INA Holdings, Inc.	5.700%	2/15/17	450	444
	AEGON Funding Corp.	5.750%	12/15/20	50	48
	AEGON NV	4.750%	6/1/13	75	75
	Aetna, Inc.	7.875%	3/1/11	300	326
	Aetna, Inc.	5.750%	6/15/11	75	77
	Aetna, Inc.	6.625%	6/15/36	650	637
	Aetna, Inc.	6.750%	12/15/37	250	251
	Allied World Assurance	7.500%	8/1/16	550	573
	Allstate Corp.	7.200%	12/1/09	1,025	1,076
	Allstate Corp.	6.125%	2/15/12	100	106
	Allstate Corp.	5.000%	8/15/14	25	24
	Allstate Corp.	6.125%	12/15/32	250	242
	Allstate Corp.	5.550%	5/9/35	100	89
3	Allstate Corp.	6.125%	5/15/37	200	195
3	Allstate Corp.	6.500%	5/15/57	200	186
	Allstate Life Global Funding	4.500%	5/29/09	250	251
	Ambac, Inc.	5.950%	12/5/35	1,250	975
	Ambac, Inc.	6.150%	2/15/37	100	73
	American General Capital II	8.500%	7/1/30	700	826
	American International Group, Inc.	4.700%	10/1/10	200	199
	American International Group, Inc.	5.375%	10/18/11	400	407
	American International Group, Inc.	4.950%	3/20/12	1,500	1,486
	American International Group, Inc.	5.050%	10/1/15	875	843
	American International Group, Inc.	5.600%	10/18/16	125	125
	American International Group, Inc.	5.850%	1/16/18	500	503
	American International Group, Inc.	6.250%	5/1/36	700	703
	American International Group, Inc.	6.250%	3/15/37	275	246
	Aon Capital Trust	8.205%	1/1/27	100	104
	Arch Capital Group Ltd.	7.350%	5/1/34	375	409
	Aspen Insurance Holdings Ltd.	6.000%	8/15/14	300	307
	Assurant, Inc.	5.625%	2/15/14	200	192
	Assurant, Inc.	6.750%	2/15/34	400	380
	AXA SA	8.600%	12/15/30	1,125	1,371
	Axis Capital Holdings	5.750%	12/1/14	275	277
	Berkshire Hathaway Finance Corp.	4.125%	1/15/10	1,750	1,749
	Berkshire Hathaway Finance Corp.	4.200%	12/15/10	400	401
	Berkshire Hathaway Finance Corp.	4.625%	10/15/13	175	175
	Berkshire Hathaway Finance Corp.	5.100%	7/15/14	50	51
	Berkshire Hathaway Finance Corp.	4.850%	1/15/15	700	698
3	Chubb Corp.	6.375%	3/29/37	250	244
	Chubb Corp.	6.000%	5/11/37	650	619
	CIGNA Corp.	6.150%	11/15/36	500	464

	Cincinnati Financial Corp.	6.125%	11/1/34	325	307
	CNA Financial Corp.	6.000%	8/15/11	300	308
	CNA Financial Corp.	6.500%	8/15/16	475	486
	Commerce Group, Inc.	5.950%	12/9/13	175	179
	Coventry Health Care Inc.	6.300%	8/15/14	375	381
3	Everest Reinsurance Holdings, Inc.	6.600%	5/15/37	275	245
	Fund American Cos., Inc.	5.875%	5/15/13	150	153
	GE Global Insurance Holdings Corp.	6.450%	3/1/19	500	535
	GE Global Insurance Holdings Corp.	7.000%	2/15/26	175	187
	GE Global Insurance Holdings Corp.	7.750%	6/15/30	300	348
	Genworth Financial, Inc.	4.750%	6/15/09	300	299
	Genworth Financial, Inc.	4.950%	10/1/15	125	117

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2007

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Genworth Financial, Inc.	6.500%	6/15/34	425	419
3	Genworth Financial, Inc.	6.150%	11/15/66	125	114
	Hartford Financial Services Group, Inc.	5.250%	10/15/11	175	176
	Hartford Financial Services Group, Inc.	5.500%	10/15/16	175	171
	Hartford Financial Services Group, Inc.	5.375%	3/15/17	150	145
	Hartford Financial Services Group, Inc.	5.950%	10/15/36	325	303
	Hartford Financial Services Group, Inc.	6.100%	10/1/41	225	211
	Humana Inc.	6.450%	6/1/16	625	625
3	ING Capital Funding Trust III	5.775%	6/8/08	475	443
	ING USA Global	4.500%	10/1/10	675	676
	John Hancock Financial Services	5.625%	12/1/08	150	151
	Lincoln National Corp.	6.200%	12/15/11	550	576
	Lincoln National Corp.	6.150%	4/7/36	350	329
3	Lincoln National Corp.	6.050%	4/20/67	175	163
	Loews Corp.	6.000%	2/1/35	200	186
	Marsh & McLennan Cos., Inc.	6.250%	3/15/12	275	284
	Marsh & McLennan Cos., Inc.	5.375%	7/15/14	350	338
	Marsh & McLennan Cos., Inc.	5.750%	9/15/15	525	514
	Marsh & McLennan Cos., Inc.	5.875%	8/1/33	100	87
	MetLife, Inc.	5.500%	6/15/14	550	553
	MetLife, Inc.	5.000%	6/15/15	450	437
	MetLife, Inc.	6.500%	12/15/32	75	74
	MetLife, Inc.	6.375%	6/15/34	625	618
	MetLife, Inc.	5.700%	6/15/35	125	114
	Principal Financial Group, Inc.	6.050%	10/15/36	250	236
	Principal Life Income Funding	5.125%	3/1/11	525	537
	Principal Life Income Funding	5.300%	12/14/12	100	101
	Principal Life Income Funding	5.100%	4/15/14	475	465
	Progressive Corp.	6.375%	1/15/12	350	370
	Progressive Corp.	6.625%	3/1/29	500	530
3	Progressive Corp.	6.700%	6/15/37	425	401
	Protective Life Secured Trust	4.850%	8/16/10	375	377
	Prudential Financial, Inc.	5.800%	6/15/12	425	433
	Prudential Financial, Inc.	4.500%	7/15/13	450	428
	Prudential Financial, Inc.	4.750%	4/1/14	150	142
	Prudential Financial, Inc.	5.100%	9/20/14	525	508
	Prudential Financial, Inc.	5.500%	3/15/16	50	49
	Prudential Financial, Inc.	6.100%	6/15/17	350	352
	Prudential Financial, Inc.	6.000%	12/1/17	425	424
	Prudential Financial, Inc.	5.750%	7/15/33	200	179
	Prudential Financial, Inc.	5.400%	6/13/35	150	129
	Prudential Financial, Inc.	5.900%	3/17/36	325	295
	Prudential Financial, Inc.	5.700%	12/14/36	450	399
	Prudential Financial, Inc.	6.625%	12/1/37	400	399
	Safeco Corp.	4.875%	2/1/10	1,250	1,248
	St. Paul Travelers Cos., Inc.	5.500%	12/1/15	600	599
	St. Paul Travelers Cos., Inc.	6.250%	6/20/16	100	105
	Torchmark Corp.	6.375%	6/15/16	425	444
3	Travelers Cos. Inc.	6.250%	3/15/37	250	235
	Travelers Cos. Inc.	6.250%	6/15/37	200	195
	UnitedHealth Group, Inc.	4.125%	8/15/09	675	669
5	UnitedHealth Group, Inc.	5.500%	11/15/12	475	484
	UnitedHealth Group, Inc.	5.000%	8/15/14	350	340
	UnitedHealth Group, Inc.	4.875%	3/15/15	250	239

5	UnitedHealth Group, Inc.	6.000%	6/15/17	100	101
5	UnitedHealth Group, Inc.	6.000%	11/15/17	100	101
5	UnitedHealth Group, Inc.	6.500%	6/15/37	200	198
5	UnitedHealth Group, Inc.	6.625%	11/15/37	575	579
	WellPoint Inc.	4.250%	12/15/09	175	174
	WellPoint Inc.	6.375%	1/15/12	200	208
	WellPoint Inc.	6.800%	8/1/12	550	590
	WellPoint Inc.	5.000%	12/15/14	125	121
	WellPoint Inc.	5.250%	1/15/16	125	121
	WellPoint Inc.	5.875%	6/15/17	400	399
	WellPoint Inc.	5.950%	12/15/34	750	705
	WellPoint Inc.	5.850%	1/15/36	150	138

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2007

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	WellPoint Inc.	6.375%	6/15/37	600	589
	Willis North America Inc.	5.625%	7/15/15	400	383
	Willis North America Inc.	6.200%	3/28/17	300	298
3	XL Capital Ltd.	6.500%	4/15/08	400	352
	XL Capital Ltd.	5.250%	9/15/14	350	338
	XL Capital Ltd.	6.375%	11/15/24	100	97
	XL Capital Ltd.	6.250%	5/15/27	800	740
	Real Estate Investment Trusts (0.1%)
	AvalonBay Communities, Inc.	5.500%	1/15/12	225	223
	AvalonBay Communities, Inc.	5.750%	9/15/16	100	97
	Boston Properties, Inc.	6.250%	1/15/13	500	508
	Boston Properties, Inc.	5.625%	4/15/15	225	218
	Brandywine Operating Partnership	4.500%	11/1/09	425	421
	Brandywine Operating Partnership	5.400%	11/1/14	225	211
	Camden Property Trust	5.700%	5/15/17	325	307
	Colonial Realty LP	5.500%	10/1/15	250	227
	Duke Realty LP	5.625%	8/15/11	175	178
	Duke Realty LP	5.950%	2/15/17	200	194
	ERP Operating LP	6.625%	3/15/12	400	413
	ERP Operating LP	5.125%	3/15/16	650	602
	ERP Operating LP	5.375%	8/1/16	275	259
	HCP Inc.	6.700%	1/30/18	200	196
	Health Care Property Investors, Inc.	6.450%	6/25/12	150	152
	Health Care Property Investors, Inc.	6.300%	9/15/16	300	293
	Health Care Property Investors, Inc.	5.625%	5/1/17	25	23
	Health Care REIT, Inc.	6.000%	11/15/13	500	492
	Health Care REIT, Inc.	6.200%	6/1/16	325	312
	Hospitality Properties	5.125%	2/15/15	250	228
	HRPT Properties Trust	6.250%	8/15/16	700	680
	Kimco Realty Corp.	5.783%	3/15/16	125	119
	Liberty Property LP	5.125%	3/2/15	1,025	949
	Liberty Property LP	5.500%	12/15/16	100	93
	National Retail Properties	6.875%	10/15/17	875	874
	Nationwide Health Properties, Inc.	6.250%	2/1/13	375	387
	ProLogis	5.250%	11/15/10	250	252
	ProLogis	5.500%	3/1/13	175	176
	ProLogis	5.625%	11/15/15	350	333
	ProLogis	5.750%	4/1/16	400	381
	Realy Income Corp.	6.750%	8/15/19	525	526
	Regency Centers LP	6.750%	1/15/12	800	831
	Regency Centers LP	5.250%	8/1/15	75	70
	Simon Property Group Inc.	3.750%	1/30/09	200	198
	Simon Property Group Inc.	4.875%	8/15/10	1,000	990
	Simon Property Group Inc.	5.000%	3/1/12	175	172
	Simon Property Group Inc.	5.750%	12/1/15	325	314
	Simon Property Group Inc.	5.250%	12/1/16	1,125	1,050
	Simon Property Group Inc.	5.875%	3/1/17	650	629
	Tanger Factory Outlet Centers, Inc.	6.150%	11/15/15	400	401
	Vornado Realty	5.600%	2/15/11	750	747
	Other (0.0%)
	XTRA Finance Corp.	5.150%	4/1/17	575	571
					341,773
Industrial (3.8%)
	Basic Industry (0.2%)

Alcan, Inc.	4.875%	9/15/12	325	322
Alcan, Inc.	4.500%	5/15/13	125	122
Alcan, Inc.	5.000%	6/1/15	250	243
Alcan, Inc.	7.250%	3/15/31	250	278
Alcan, Inc.	6.125%	12/15/33	800	771
Alcoa, Inc.	5.720%	2/23/19	405	395
Alcoa, Inc.	5.900%	2/1/27	175	164
Aluminum Co. of America	6.750%	1/15/28	500	513
Barrick Gold Finance Inc.	4.875%	11/15/14	825	785
BHP Finance USA Ltd.	8.500%	12/1/12	500	571
BHP Finance USA Ltd.	5.400%	3/29/17	350	344

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2007

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Celulosa Arauco Constitution SA	8.625%	8/15/10	250	273
	Celulosa Arauco Constitution SA	5.625%	4/20/15	775	764
	Commercial Metals Co.	6.500%	7/15/17	175	182
	Dow Chemical Co.	6.125%	2/1/11	625	648
	Dow Chemical Co.	6.000%	10/1/12	50	52
	Dow Chemical Co.	7.375%	11/1/29	725	801
	E.I. du Pont de Nemours & Co.	6.875%	10/15/09	230	238
	E.I. du Pont de Nemours & Co.	4.125%	4/30/10	195	194
	E.I. du Pont de Nemours & Co.	4.750%	11/15/12	125	125
	E.I. du Pont de Nemours & Co.	6.500%	1/15/28	500	537
	Falconbridge Ltd.	7.350%	6/5/12	375	408
	ICI Wilmington	4.375%	12/1/08	375	372
	Inco Ltd.	5.700%	10/15/15	450	452
	Inco Ltd.	7.200%	9/15/32	100	112
	International Paper Co.	5.850%	4/30/08	201	205
	International Paper Co.	4.250%	1/15/09	375	371
	International Paper Co.	5.300%	4/1/15	525	515
	Lubrizol Corp.	5.500%	10/1/14	850	845
	MeadWestvaco Corp.	6.850%	4/1/12	125	132
	Monsanto Co.	7.375%	8/15/12	350	382
	Newmont Mining	5.875%	4/1/35	325	282
	Noranda, Inc.	7.250%	7/15/12	250	270
	Noranda, Inc.	6.000%	10/15/15	500	508
	Noranda, Inc.	5.500%	6/15/17	250	240
	Nucor Corp.	5.750%	12/1/17	225	226
	Nucor Corp.	6.400%	12/1/37	175	177
	Placer Dome, Inc.	6.450%	10/15/35	375	387
	Plum Creek Timber Co.	5.875%	11/15/15	400	395
	Potash Corp. of Saskatchewan	7.750%	5/31/11	1,325	1,435
	Praxair, Inc.	3.950%	6/1/13	750	726
	Praxair, Inc.	5.250%	11/15/14	150	154
	Praxair, Inc.	5.200%	3/15/17	25	25
	Rohm & Haas Co.	7.850%	7/15/29	600	721
	Southern Copper Corp.	7.500%	7/27/35	650	687
	Teck Cominco Ltd.	6.125%	10/1/35	700	648
	Vale Overseas Ltd.	6.250%	1/11/16	100	100
	Vale Overseas Ltd.	6.250%	1/23/17	350	351
	Vale Overseas Ltd.	8.250%	1/17/34	375	430
	Vale Overseas Ltd.	6.875%	11/21/36	375	372
	Weyerhaeuser Co.	6.750%	3/15/12	1,350	1,413
	Weyerhaeuser Co.	7.375%	3/15/32	100	101
	WMC Finance USA	5.125%	5/15/13	400	400
	Capital Goods (0.4%)
	3M Co.	5.125%	11/6/09	150	153
3,5	BAE Systems Asset Trust	7.156%	12/15/11	274	286
	Bemis Co. Inc.	4.875%	4/1/12	700	698
	Boeing Capital Corp.	6.100%	3/1/11	250	262
	Boeing Capital Corp.	6.500%	2/15/12	200	214
	Boeing Capital Corp.	5.800%	1/15/13	625	656
	Boeing Co.	5.125%	2/15/13	300	307
	Boeing Co.	8.750%	8/15/21	500	649
	Boeing Co.	6.625%	2/15/38	300	336
	Caterpillar Financial Services Corp.	4.150%	1/15/10	600	596

Caterpillar Financial Services Corp.	4.300%	6/1/10	1,980	1,973
Caterpillar Financial Services Corp.	4.750%	2/17/15	175	171
Caterpillar Financial Services Corp.	4.625%	6/1/15	400	384
Caterpillar, Inc.	7.375%	3/1/97	400	456
CRH America Inc.	5.625%	9/30/11	400	403
CRH America Inc.	6.950%	3/15/12	150	158
CRH America Inc.	5.300%	10/15/13	100	98
CRH America Inc.	6.000%	9/30/16	750	728
CRH America Inc.	6.400%	10/15/33	450	415
Deere & Co.	6.950%	4/25/14	825	908
Deere & Co.	7.125%	3/3/31	300	342
Embraer Overseas Ltd.	6.375%	1/24/17	550	528
Emerson Electric Co.	4.625%	10/15/12	1,500	1,500

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2007

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
General Dynamics Corp.	4.250%	5/15/13	1,075	1,042
General Electric Co.	5.000%	2/1/13	3,000	3,051
Hanson PLC	5.250%	3/15/13	400	392
Honeywell International, Inc.	7.500%	3/1/10	500	532
Honeywell International, Inc.	6.125%	11/1/11	200	211
Honeywell International, Inc.	5.625%	8/1/12	550	571
Honeywell International, Inc.	5.300%	3/15/17	275	276
John Deere Capital Corp.	4.875%	3/16/09	1,175	1,178
John Deere Capital Corp.	5.400%	10/17/11	850	875
John Deere Capital Corp.	7.000%	3/15/12	650	705
Joy Global, Inc.	6.000%	11/15/16	250	255
Lafarge SA	6.150%	7/15/11	50	52
Lafarge SA	6.500%	7/15/16	700	695
Lafarge SA	7.125%	7/15/36	1,350	1,319
Lockheed Martin Corp.	7.650%	5/1/16	250	288
Lockheed Martin Corp.	7.750%	5/1/26	250	296
Lockheed Martin Corp.	6.150%	9/1/36	450	462
Masco Corp.	5.875%	7/15/12	400	412
Masco Corp.	4.800%	6/15/15	25	23
Masco Corp.	6.500%	8/15/32	100	92
Minnesota Mining & Manufacturing Corp.	6.375%	2/15/28	450	498
Mohawk Industries Inc.	5.750%	1/15/11	1,000	1,024
Mohawk Industries Inc.	6.125%	1/15/16	1,075	1,088
Northrop Grumman Corp.	7.125%	2/15/11	1,000	1,069
Northrop Grumman Corp.	7.750%	2/15/31	400	494
Owens Corning, Inc.	6.500%	12/1/16	100	92
Owens Corning, Inc.	7.000%	12/1/36	175	160
Raytheon Co.	4.850%	1/15/11	325	328
Raytheon Co.	5.500%	11/15/12	75	78
Raytheon Co.	5.375%	4/1/13	600	615
Raytheon Co.	7.200%	8/15/27	75	85
Republic Services, Inc.	6.750%	8/15/11	275	290
Textron Financial Corp.	4.600%	5/3/10	400	400
Textron Financial Corp.	5.125%	11/1/10	400	405
Textron, Inc.	6.500%	6/1/12	1,050	1,113
TRW, Inc.	7.750%	6/1/29	650	789
Tyco International Group SA	6.125%	11/1/08	300	306
Tyco International Group SA	6.125%	1/15/09	150	153
Tyco International Group SA	6.750%	2/15/11	975	1,014
Tyco International Group SA	6.375%	10/15/11	675	706
Tyco International Group SA	6.000%	11/15/13	475	489
Tyco International Group SA	7.000%	6/15/28	400	413
United Technologies Corp.	4.375%	5/1/10	625	627
United Technologies Corp.	6.350%	3/1/11	325	346
United Technologies Corp.	4.875%	5/1/15	550	542
United Technologies Corp.	8.875%	11/15/19	575	739
United Technologies Corp.	7.500%	9/15/29	100	118
United Technologies Corp.	5.400%	5/1/35	400	373
United Technologies Corp.	6.050%	6/1/36	325	334
Waste Management, Inc.	6.875%	5/15/09	75	77
Waste Management, Inc.	7.375%	8/1/10	75	79
WMX Technologies Inc.	7.100%	8/1/26	325	346
Communication (1.0%)
America Movil SA de C.V.	4.125%	3/1/09	525	522

America Movil SA de C.V.	5.500%	3/1/14	1,000	994
America Movil SA de C.V.	6.375%	3/1/35	200	197
America Movil SA de C.V.	6.125%	11/15/37	300	283
AT&T Inc.	7.300%	5/15/08	300	325
AT&T Inc.	8.000%	5/15/08	1,295	1,590
AT&T Inc.	6.000%	3/15/09	900	912
AT&T Inc.	4.125%	9/15/09	1,250	1,244
AT&T Inc.	5.300%	11/15/10	450	459
AT&T Inc.	6.250%	3/15/11	750	784
AT&T Inc.	5.875%	2/1/12	370	384
AT&T Inc.	5.875%	8/15/12	130	135
AT&T Inc.	5.100%	9/15/14	1,575	1,567

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2007

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
AT&T Inc.	5.625%	6/15/16	1,450	1,478
AT&T Inc.	6.450%	6/15/34	400	413
AT&T Inc.	6.150%	9/15/34	600	595
AT&T Inc.	6.500%	9/1/37	1,100	1,165
AT&T Inc.	6.300%	1/15/38	600	613
AT&T Wireless	7.875%	3/1/11	2,000	2,169
AT&T Wireless	8.125%	5/1/12	950	1,060
AT&T Wireless	8.750%	3/1/31	825	1,064
BellSouth Capital Funding	7.875%	2/15/30	150	174
BellSouth Corp.	4.200%	9/15/09	300	300
BellSouth Corp.	5.200%	12/15/16	75	73
BellSouth Corp.	6.875%	10/15/31	325	351
BellSouth Corp.	6.550%	6/15/34	700	721
BellSouth Corp.	6.000%	11/15/34	290	280
BellSouth Telecommunications	6.375%	6/1/28	1,565	1,549
British Sky Broadcasting Corp.	6.875%	2/23/09	450	459
British Sky Broadcasting Corp.	8.200%	7/15/09	400	419
British Telecommunications PLC	8.625%	6/15/08	375	412
British Telecommunications PLC	9.125%	6/15/08	1,125	1,489
CBS Corp.	7.875%	7/30/30	400	434
CenturyTel Enterprises	6.875%	1/15/28	150	151
CenturyTel, Inc.	5.000%	2/15/15	150	143
Cingular Wireless LLC	6.500%	12/15/11	350	370
Cingular Wireless LLC	7.125%	12/15/31	1,000	1,110
Comcast Cable Communications Holdings Inc.	8.375%	3/15/13	420	470
Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	1,108	1,382
Comcast Cable Communications, Inc.	6.750%	1/30/11	300	314
Comcast Cable Communications, Inc.	8.875%	5/1/17	850	1,003
Comcast Corp.	5.850%	1/15/10	400	408
Comcast Corp.	5.500%	3/15/11	800	809
Comcast Corp.	5.300%	1/15/14	1,155	1,135
Comcast Corp.	6.500%	1/15/15	1,400	1,461
Comcast Corp.	5.900%	3/15/16	800	806
Comcast Corp.	5.875%	2/15/18	1,750	1,748
Comcast Corp.	7.050%	3/15/33	600	651
Comcast Corp.	6.500%	11/15/35	1,100	1,119
Comcast Corp.	6.450%	3/15/37	100	101
Comcast Corp.	6.950%	8/15/37	300	322
Cox Communications, Inc.	4.625%	1/15/10	1,375	1,364
Cox Communications, Inc.	4.625%	6/1/13	200	191
Cox Communications, Inc.	5.450%	12/15/14	1,000	973
Cox Communications, Inc.	5.500%	10/1/15	600	584
Deutsche Telekom International Finance	8.000%	6/15/08	1,425	1,521
Deutsche Telekom International Finance	8.250%	6/15/08	1,700	2,116
Deutsche Telekom International Finance	5.250%	7/22/13	1,125	1,132
Deutsche Telekom International Finance	5.750%	3/23/16	425	426
Embarq Corp.	7.082%	6/1/16	875	900
Embarq Corp.	7.995%	6/1/36	200	210

	France Telecom	7.750%	3/1/08	1,675	1,812
	France Telecom	8.500%	3/1/08	825	1,073
	Gannett Co., Inc.	6.375%	4/1/12	400	415
	Grupo Televisa SA	6.625%	3/18/25	450	457
	GTE Corp.	6.940%	4/15/28	325	346
	GTE North, Inc.	5.650%	11/15/08	200	201
	Koninklijke KPN NV	8.000%	10/1/10	500	534
	McGraw-Hill Cos. Inc.	5.375%	11/15/12	400	408
	McGraw-Hill Cos. Inc.	5.900%	11/15/17	450	452
	McGraw-Hill Cos. Inc.	6.550%	11/15/37	550	552
	New England Telephone & Telegraph Co.	7.875%	11/15/29	250	288
	News America Holdings, Inc.	9.250%	2/1/13	800	938
	News America Holdings, Inc.	8.150%	10/17/36	385	461
	News America Inc.	5.300%	12/15/14	475	473
	News America Inc.	6.200%	12/15/34	825	802
	News America Inc.	6.400%	12/15/35	750	753
5	News America Inc.	6.650%	11/15/37	400	416
	Nextel Communications	6.875%	10/31/13	600	590

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2007

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Nextel Communications	5.950%	3/15/14	450	424
Nextel Communications	7.375%	8/1/15	825	815
Omnicom Group Inc.	5.900%	4/15/16	50	51
Pacific Bell	7.125%	3/15/26	200	211
Qwest Communications International Inc.	8.875%	3/15/08	425	456
Qwest Communications International Inc.	7.875%	9/1/11	450	470
Qwest Communications International Inc.	7.500%	10/1/14	275	279
Qwest Communications International Inc.	6.500%	6/1/17	275	265
R.R. Donnelley & Sons Co.	3.750%	4/1/09	225	222
R.R. Donnelley & Sons Co.	4.950%	5/15/10	300	300
R.R. Donnelley & Sons Co.	5.625%	1/15/12	150	151
R.R. Donnelley & Sons Co.	4.950%	4/1/14	100	95
R.R. Donnelley & Sons Co.	5.500%	5/15/15	150	144
Reed Elsevier Capital	4.625%	6/15/12	100	98
Rogers Wireless Inc.	6.375%	3/1/14	750	761
Sprint Capital Corp.	7.625%	1/30/11	2,300	2,400
Sprint Capital Corp.	8.375%	3/15/12	250	271
Sprint Capital Corp.	6.875%	11/15/28	100	95
Sprint Capital Corp.	8.750%	3/15/32	1,525	1,715
Sprint Nextel Corp.	6.000%	12/1/16	300	288
Telecom Italia Capital	4.000%	1/15/10	500	489
Telecom Italia Capital	4.875%	10/1/10	400	398
Telecom Italia Capital	6.200%	7/18/11	550	572
Telecom Italia Capital	5.250%	11/15/13	325	322
Telecom Italia Capital	5.250%	10/1/15	650	631
Telecom Italia Capital	6.375%	11/15/33	205	204
Telecom Italia Capital	7.200%	7/18/36	475	517
Telefonica Emisiones SAU	5.984%	6/20/11	700	718
Telefonica Emisiones SAU	6.421%	6/20/16	1,400	1,474
Telefonica Emisiones SAU	7.045%	6/20/36	950	1,070
Telefonica Europe BV	7.750%	9/15/10	675	720
Telefonica Europe BV	8.250%	9/15/30	750	918
Telefonos de Mexico SA	4.500%	11/19/08	200	199
Telefonos de Mexico SA	4.750%	1/27/10	550	550
Telefonos de Mexico SA	5.500%	1/27/15	850	832
Telus Corp.	8.000%	6/1/11	1,075	1,164
Thomson Corp.	5.700%	10/1/14	850	855
Thomson Corp.	5.500%	8/15/35	50	45
Time Warner Cable Inc.	5.400%	7/2/12	400	401
Time Warner Cable Inc.	5.850%	5/1/17	1,650	1,661
Time Warner Cable Inc.	6.550%	5/1/37	350	356
Time Warner Entertainment	10.150%	5/1/12	200	237
Time Warner Entertainment	8.375%	3/15/23	800	939
Time Warner Entertainment	8.375%	7/15/33	100	121
US Cellular	6.700%	12/15/33	350	321
US West Communications Group	7.500%	6/15/23	350	333
US West Communications Group	6.875%	9/15/33	375	345
Verizon Communications Corp.	5.350%	2/15/11	50	51
Verizon Communications Corp.	5.550%	2/15/16	500	507
Verizon Global Funding Corp.	7.250%	12/1/10	700	747
Verizon Global Funding Corp.	6.875%	6/15/12	2,975	3,211
Verizon Global Funding Corp.	7.375%	9/1/12	1,025	1,127
Verizon Global Funding Corp.	5.850%	9/15/35	500	489

Verizon Maryland, Inc.	6.125%	3/1/12	500	519
Verizon New England, Inc.	6.500%	9/15/11	300	315
Verizon New Jersey, Inc.	5.875%	1/17/12	1,025	1,062
Verizon New York, Inc.	6.875%	4/1/12	300	319
Verizon Virginia, Inc.	4.625%	3/15/13	450	433
Viacom Inc.	5.625%	8/15/12	615	617
Viacom Inc.	5.500%	5/15/33	200	167
Vodafone AirTouch PLC	7.750%	2/15/10	550	580
Vodafone AirTouch PLC	7.875%	2/15/30	425	498
Vodafone Group PLC	5.350%	2/27/12	200	203
Vodafone Group PLC	5.000%	12/16/13	300	293
Vodafone Group PLC	5.375%	1/30/15	900	887
Vodafone Group PLC	5.750%	3/15/16	300	301

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2007

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Vodafone Group PLC	5.625%	2/27/17	550	553
	Vodafone Group PLC	4.625%	7/15/18	125	114
	Vodafone Group PLC	6.250%	11/30/32	350	345
	Vodafone Group PLC	6.150%	2/27/37	75	75
	WPP Finance USA Corp.	5.875%	6/15/14	425	429
	Consumer Cyclical (0.6%)
	Brinker International	5.750%	6/1/14	200	196
	Centex Corp.	5.125%	10/1/13	750	642
	Centex Corp.	6.500%	5/1/16	200	177
	Costco Wholesale Corp.	5.300%	3/15/12	75	77
	Costco Wholesale Corp.	5.500%	3/15/17	625	633
	CVS Caremark Corp.	4.000%	9/15/09	100	98
	CVS Caremark Corp.	5.750%	8/15/11	75	77
3	CVS Caremark Corp.	6.302%	6/1/37	425	410
	CVS Corp.	4.875%	9/15/14	275	263
	CVS Corp.	6.125%	8/15/16	175	179
	CVS Corp.	6.250%	6/1/27	725	733
	D.R. Horton, Inc.	4.875%	1/15/10	250	228
	D.R. Horton, Inc.	6.000%	4/15/11	575	523
	D.R. Horton, Inc.	5.375%	6/15/12	150	128
	D.R. Horton, Inc.	5.250%	2/15/15	680	523
	D.R. Horton, Inc.	6.500%	4/15/16	450	387
	DaimlerChrysler North America Holding Corp.	7.200%	9/1/09	300	309
	DaimlerChrysler North America Holding Corp.	4.875%	6/15/10	850	843
	DaimlerChrysler North America Holding Corp.	8.000%	6/15/10	1,300	1,382
	DaimlerChrysler North America Holding Corp.	5.875%	3/15/11	2,375	2,408
	DaimlerChrysler North America Holding Corp.	5.750%	9/8/11	1,125	1,140
	DaimlerChrysler North America Holding Corp.	7.300%	1/15/12	1,175	1,254
	DaimlerChrysler North America Holding Corp.	6.500%	11/15/13	500	519
	DaimlerChrysler North America Holding Corp.	8.500%	1/18/31	150	186
	Darden Restaurants Inc.	5.625%	10/15/12	225	228
	Darden Restaurants Inc.	6.200%	10/15/17	250	248
	Darden Restaurants Inc.	6.800%	10/15/37	275	279
	Federated Department Stores, Inc.	6.300%	4/1/09	500	507
	Federated Department Stores, Inc.	6.900%	4/1/29	250	234
	Federated Retail Holding	5.350%	3/15/12	425	415
	Federated Retail Holding	5.900%	12/1/16	425	397
	Federated Retail Holding	6.375%	3/15/37	225	195
	Home Depot Inc.	3.750%	9/15/09	650	637
	Home Depot Inc.	4.625%	8/15/10	650	636
	Home Depot Inc.	5.250%	12/16/13	375	365
	Home Depot Inc.	5.400%	3/1/16	475	448
	Home Depot Inc.	5.875%	12/16/36	825	698
	ITT Corp.	7.375%	11/15/15	875	901
	J.C. Penney Co., Inc.	8.000%	3/1/10	600	626
	J.C. Penney Co., Inc.	7.950%	4/1/17	500	534

J.C. Penney Co., Inc.	7.400%	4/1/37	300	298
Johnson Controls, Inc.	5.250%	1/15/11	300	303
Johnson Controls, Inc.	6.000%	1/15/36	75	71
Kohl’s Corp.	6.250%	12/15/17	200	201
Kohl’s Corp.	6.000%	1/15/33	225	192
Kohl’s Corp.	6.875%	12/15/37	100	95
Lowe’s Cos., Inc.	5.000%	10/15/15	550	525
Lowe’s Cos., Inc.	5.400%	10/15/16	1,000	979
Lowe’s Cos., Inc.	6.100%	9/15/17	200	206
Lowe’s Cos., Inc.	6.875%	2/15/28	367	389
Lowe’s Cos., Inc.	5.800%	10/15/36	375	344
Lowe’s Cos., Inc.	6.650%	9/15/37	100	101
Macy’s Retail Holdings Inc.	6.790%	7/15/27	300	280
Macy’s Retail Holdings Inc.	7.000%	2/15/28	200	189
Marriott International	4.625%	6/15/12	400	389
Marriott International	5.625%	2/15/13	200	199
Marriott International	6.200%	6/15/16	150	152
Marriott International	6.375%	6/15/17	50	51
May Department Stores Co.	5.750%	7/15/14	675	642
May Department Stores Co.	6.650%	7/15/24	375	346

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2007

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
McDonald’s Corp.	5.300%	3/15/17	400	400
McDonald’s Corp.	5.800%	10/15/17	300	311
McDonald’s Corp.	6.300%	10/15/37	200	206
Nordstrom, Inc.	6.950%	3/15/28	200	202
Nordstrom, Inc.	7.000%	1/15/38	150	156
Starwood Hotel Resorts	7.875%	5/1/08	400	426
Starwood Hotel Resorts	6.250%	2/15/13	225	225
Target Corp.	6.350%	1/15/11	650	681
Target Corp.	4.000%	6/15/13	1,200	1,120
Target Corp.	5.875%	7/15/16	475	477
Target Corp.	7.000%	7/15/31	175	182
Target Corp.	6.350%	11/1/32	450	438
Target Corp.	6.500%	10/15/37	600	599
The Walt Disney Co.	5.700%	7/15/11	1,150	1,192
The Walt Disney Co.	6.375%	3/1/12	150	161
The Walt Disney Co.	5.625%	9/15/16	50	51
The Walt Disney Co.	6.000%	7/17/17	575	603
The Walt Disney Co.	7.000%	3/1/32	400	458
Time Warner, Inc.	6.750%	4/15/11	875	909
Time Warner, Inc.	5.500%	11/15/11	725	727
Time Warner, Inc.	6.875%	5/1/12	100	105
Time Warner, Inc.	5.875%	11/15/16	350	347
Time Warner, Inc.	9.150%	2/1/23	1,475	1,806
Time Warner, Inc.	6.625%	5/15/29	200	200
Time Warner, Inc.	7.625%	4/15/31	1,135	1,247
Time Warner, Inc.	7.700%	5/1/32	290	323
Time Warner, Inc.	6.500%	11/15/36	750	730
Toll Brothers, Inc.	5.150%	5/15/15	400	365
Toyota Motor Credit Corp.	4.250%	3/15/10	1,875	1,886
Toyota Motor Credit Corp.	4.350%	12/15/10	325	328
Toyota Motor Credit Corp.	5.450%	5/18/11	600	626
VF Corp.	5.950%	11/1/17	250	250
VF Corp.	6.450%	11/1/37	150	145
Viacom Inc.	6.250%	4/30/16	275	276
Viacom Inc.	6.125%	10/5/17	450	451
Viacom Inc.	6.875%	4/30/36	750	757
Wal-Mart Stores, Inc.	6.875%	8/10/09	600	625
Wal-Mart Stores, Inc.	4.125%	7/1/10	900	897
Wal-Mart Stores, Inc.	4.125%	2/15/11	725	727
Wal-Mart Stores, Inc.	4.550%	5/1/13	2,450	2,442
Wal-Mart Stores, Inc.	7.250%	6/1/13	150	167
Wal-Mart Stores, Inc.	4.500%	7/1/15	450	436
Wal-Mart Stores, Inc.	5.375%	4/5/17	400	407
Wal-Mart Stores, Inc.	5.875%	4/5/27	950	924
Wal-Mart Stores, Inc.	7.550%	2/15/30	900	1,041
Wal-Mart Stores, Inc.	5.250%	9/1/35	175	154
Western Union Co.	5.400%	11/17/11	600	606
Western Union Co.	5.930%	10/1/16	400	400
Western Union Co.	6.200%	11/17/36	325	310
Yum! Brands, Inc.	8.875%	4/15/11	350	384
Yum! Brands, Inc.	7.700%	7/1/12	250	271
Yum! Brands, Inc.	6.250%	4/15/16	225	229
Yum! Brands, Inc.	6.250%	3/15/18	225	227
Yum! Brands, Inc.	6.875%	11/15/37	750	748

	Consumer Noncyclical (0.8%)
	Abbott Laboratories	3.500%	2/17/09	1,175	1,165
	Abbott Laboratories	5.150%	11/30/12	400	412
	Abbott Laboratories	5.875%	5/15/16	1,050	1,100
	Abbott Laboratories	5.600%	11/30/17	475	488
	Allergan Inc.	5.750%	4/1/16	125	127
	AmerisourceBergen Corp.	5.875%	9/15/15	675	668
	Amgen Inc.	4.000%	11/18/09	750	746
	Amgen Inc.	4.850%	11/18/14	500	481
5	Amgen Inc.	5.850%	6/1/17	375	379
5	Amgen Inc.	6.375%	6/1/37	400	403
	Anheuser-Busch Cos., Inc.	6.000%	4/15/11	250	261

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2007

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Anheuser-Busch Cos., Inc.	5.500%	1/15/18	250	255
	Anheuser-Busch Cos., Inc.	6.800%	8/20/32	900	996
	Anheuser-Busch Cos., Inc.	6.450%	9/1/37	250	273
	Archer-Daniels-Midland Co.	5.935%	10/1/32	350	339
	Archer-Daniels-Midland Co.	5.375%	9/15/35	1,125	987
	AstraZeneca PLC	5.400%	9/15/12	1,250	1,289
	AstraZeneca PLC	5.400%	6/1/14	350	359
	AstraZeneca PLC	5.900%	9/15/17	1,300	1,366
	AstraZeneca PLC	6.450%	9/15/37	1,625	1,775
	Baxter Finco, BV	4.750%	10/15/10	500	504
	Baxter International, Inc.	4.625%	3/15/15	250	239
	Baxter International, Inc.	5.900%	9/1/16	150	157
	Baxter International, Inc.	6.250%	12/1/37	100	103
	Bottling Group LLC	4.625%	11/15/12	1,600	1,614
	Bottling Group LLC	5.000%	11/15/13	100	100
	Bottling Group LLC	5.500%	4/1/16	775	785
	Bristol-Myers Squibb Co.	5.875%	11/15/36	725	720
	Bunge Ltd. Finance Corp.	4.375%	12/15/08	300	298
	C.R. Bard, Inc.	6.700%	12/1/26	450	466
	Campbell Soup Co.	6.750%	2/15/11	1,000	1,061
5	Cardinal Health, Inc.	5.650%	6/15/12	300	307
	Cardinal Health, Inc.	4.000%	6/15/15	100	90
5	Cardinal Health, Inc.	6.000%	6/15/17	100	101
	Cardinal Health, Inc.	5.850%	12/15/17	150	150
	Cia. Brasil de Bebidas AmBev	10.500%	12/15/11	280	329
	Cia. Brasil de Bebidas AmBev	8.750%	9/15/13	650	748
	Clorox Co.	4.200%	1/15/10	125	123
	Clorox Co.	5.000%	1/15/15	275	263
	Coca-Cola Co.	5.350%	11/15/17	1,025	1,055
	Coca-Cola Enterprises Inc.	6.125%	8/15/11	300	311
	Coca-Cola Enterprises Inc.	8.500%	2/1/22	125	156
	Coca-Cola Enterprises Inc.	8.000%	9/15/22	250	302
	Coca-Cola Enterprises Inc.	6.950%	11/15/26	750	836
	ConAgra Foods, Inc.	7.875%	9/15/10	866	930
	ConAgra Foods, Inc.	7.125%	10/1/26	50	54

	ConAgra Foods, Inc.	7.000%	10/1/28	100	106
5	Covidien International	5.450%	10/15/12	400	412
5	Covidien International	6.000%	10/15/17	750	767
5	Covidien International	6.550%	10/15/37	525	541
	Diageo Capital PLC	5.200%	1/30/13	75	76
	Diageo Capital PLC	5.750%	10/23/17	75	76
	Diageo Finance BV	5.300%	10/28/15	625	619
	Eli Lilly & Co.	6.000%	3/15/12	250	264
	Eli Lilly & Co.	5.200%	3/15/17	425	422
	Eli Lilly & Co.	5.500%	3/15/27	625	610
	Fortune Brands Inc.	5.375%	1/15/16	25	24
	Fortune Brands Inc.	5.875%	1/15/36	250	228
	Genentech Inc.	4.400%	7/15/10	50	50
	Genentech Inc.	4.750%	7/15/15	150	146
	Genentech Inc.	5.250%	7/15/35	325	303
	General Mills, Inc.	6.000%	2/15/12	592	608
	General Mills, Inc.	5.650%	9/10/12	250	254
	General Mills, Inc.	5.700%	2/15/17	700	688
	GlaxoSmithKline Capital Inc.	4.375%	4/15/14	1,200	1,168
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	300	282
	Grand Metropolitan Investment Corp.	9.000%	8/15/11	1,000	1,145
	H.J. Heinz Co.	6.625%	1/15/08	850	889
	Hasbro Inc.	6.300%	9/15/17	550	556
	Hershey Foods Corp.	5.300%	9/1/11	250	257
	Hershey Foods Corp.	5.450%	9/1/16	150	152
	Hospira, Inc.	4.950%	6/15/09	100	101
	Hospira, Inc.	5.900%	6/15/14	200	203
	Johnson & Johnson	5.150%	8/15/12	400	419
	Johnson & Johnson	3.800%	5/15/13	425	412
	Johnson & Johnson	6.950%	9/1/29	100	119
	Johnson & Johnson	4.950%	5/15/33	550	516

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2007

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Johnson & Johnson	5.950%	8/15/37	875	950
	Kellogg Co.	6.600%	4/1/11	1,530	1,622
	Kellogg Co.	5.125%	12/3/12	225	227
	Kimberly-Clark Corp.	5.625%	2/15/12	250	261
	Kimberly-Clark Corp.	4.875%	8/15/15	650	633
	Kimberly-Clark Corp.	6.125%	8/1/17	800	839
	Kraft Foods, Inc.	4.125%	11/12/09	1,025	1,012
	Kraft Foods, Inc.	5.625%	11/1/11	400	408
	Kraft Foods, Inc.	6.250%	6/1/12	275	286
	Kraft Foods, Inc.	5.250%	10/1/13	200	198
	Kraft Foods, Inc.	6.500%	8/11/17	525	544
	Kraft Foods, Inc.	6.500%	11/1/31	875	861
	Kraft Foods, Inc.	7.000%	8/11/37	325	342
	Kroger Co.	6.800%	4/1/11	1,325	1,413
	Kroger Co.	6.750%	4/15/12	575	610
	Kroger Co.	6.200%	6/15/12	1,000	1,040
	Kroger Co.	4.950%	1/15/15	500	479
	Kroger Co.	7.500%	4/1/31	100	112
	Laboratory Corp. of America	5.625%	12/15/15	325	318
	McKesson Corp.	7.750%	2/1/12	350	386
	McKesson Corp.	5.250%	3/1/13	600	603
	Medtronic Inc.	4.375%	9/15/10	300	300
	Medtronic Inc.	4.750%	9/15/15	550	530
	Merck & Co.	4.750%	3/1/15	275	273
	Merck & Co.	6.400%	3/1/28	225	244
	Merck & Co.	5.950%	12/1/28	250	258
	Molson Coors Capital Finance	4.850%	9/22/10	200	202
	Newell Rubbermaid, Inc.	4.000%	5/1/10	500	498
	PepsiAmericas Inc.	5.750%	7/31/12	225	237
	PepsiAmericas Inc.	5.000%	5/15/17	450	430
	Pepsico, Inc.	5.150%	5/15/12	125	130
	Pepsico, Inc.	4.650%	2/15/13	375	379
	Pfizer, Inc.	4.500%	2/15/14	300	297
	Philip Morris Cos., Inc.	7.750%	1/15/27	675	870
	Procter & Gamble Co.	6.875%	9/15/09	200	210
	Procter & Gamble Co.	4.950%	8/15/14	100	102
	Procter & Gamble Co.	6.450%	1/15/26	350	387
	Procter & Gamble Co.	5.800%	8/15/34	625	647
	Procter & Gamble Co.	5.550%	3/5/37	825	834
3	Procter & Gamble Co. ESOP	9.360%	1/1/21	1,094	1,399
	Quest Diagnostic, Inc.	5.450%	11/1/15	750	730
	Quest Diagnostic, Inc.	6.950%	7/1/37	225	232
	Reynolds American Inc.	6.500%	7/15/10	200	207
	Reynolds American Inc.	7.250%	6/1/12	200	211
	Reynolds American Inc.	7.250%	6/1/13	400	428
	Reynolds American Inc.	6.750%	6/15/17	600	618
	Reynolds American Inc.	7.250%	6/15/37	375	395
	Safeway, Inc.	4.950%	8/16/10	350	351
	Safeway, Inc.	6.500%	3/1/11	1,000	1,044
	Schering-Plough Corp.	5.550%	6/1/08	975	988
	Schering-Plough Corp.	6.000%	9/15/17	500	519
	Schering-Plough Corp.	6.550%	9/15/37	50	53
	Sysco Corp.	5.375%	9/21/35	500	456

Teva Pharmaceutical Finance LLC	6.150%	2/1/36	900	892
Unilever Capital Corp.	7.125%	11/1/10	950	1,020
Unilever Capital Corp.	5.900%	11/15/32	650	649
Wm. Wrigley Jr. Co.	4.300%	7/15/10	600	599
Wm. Wrigley Jr. Co.	4.650%	7/15/15	300	293
Wyeth	5.500%	3/15/08	350	359
Wyeth	6.950%	3/15/08	500	532
Wyeth	5.500%	2/1/14	700	709
Wyeth	5.450%	4/1/17	200	202
Wyeth	6.450%	2/1/24	400	419
Wyeth	6.500%	2/1/34	200	212
Wyeth	6.000%	2/15/36	1,125	1,118
Wyeth	5.950%	4/1/37	1,350	1,353

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2007

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Energy (0.4%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	750	829
Amerada Hess Corp.	6.650%	8/15/11	425	448
Amerada Hess Corp.	7.875%	10/1/29	150	178
Amerada Hess Corp.	7.300%	8/15/31	500	557
Anadarko Finance Co.	6.750%	5/1/11	875	915
Anadarko Petroleum Corp.	5.950%	9/15/16	550	558
Anadarko Petroleum Corp.	6.450%	9/15/36	1,375	1,408
Apache Corp.	5.625%	1/15/17	75	76
Apache Corp.	6.000%	1/15/37	575	566
Apache Finance Canada	7.750%	12/15/29	225	271
Baker Hughes, Inc.	6.875%	1/15/29	400	432
Burlington Resources, Inc.	6.680%	2/15/11	375	401
Burlington Resources, Inc.	6.500%	12/1/11	300	323
Burlington Resources, Inc.	7.400%	12/1/31	600	717
Canadian Natural Resources	5.450%	10/1/12	800	809
Canadian Natural Resources	4.900%	12/1/14	525	502
Canadian Natural Resources	6.000%	8/15/16	500	506
Canadian Natural Resources	5.700%	5/15/17	275	274
Canadian Natural Resources	7.200%	1/15/32	500	544
Canadian Natural Resources	6.450%	6/30/33	400	399
Canadian Natural Resources	6.500%	2/15/37	425	427
ConocoPhillips Canada	5.300%	4/15/12	700	717
ConocoPhillips Canada	5.625%	10/15/16	1,550	1,605
ConocoPhillips Canada	5.950%	10/15/36	250	259
Devon Financing Corp.	6.875%	9/30/11	925	989
Devon Financing Corp.	7.875%	9/30/31	275	329
Diamond Offshore Drilling	4.875%	7/1/15	100	97
Encana Corp.	4.600%	8/15/09	425	424
Encana Corp.	4.750%	10/15/13	25	24
Encana Corp.	6.500%	2/1/38	325	336
Encana Holdings Finance Corp.	5.800%	5/1/14	50	51
EOG Resources Inc.	5.875%	9/15/17	750	769
Halliburton Co.	5.500%	10/15/10	250	258
Husky Energy Inc.	6.250%	6/15/12	350	367
Husky Energy Inc.	6.800%	9/15/37	100	105
Kerr McGee Corp.	6.875%	9/15/11	650	688
Kerr McGee Corp.	6.950%	7/1/24	1,000	1,068
Kerr McGee Corp.	7.875%	9/15/31	150	181
Marathon Oil Corp.	6.125%	3/15/12	1,025	1,071
Marathon Oil Corp.	6.600%	10/1/37	750	784
Nexen, Inc.	5.050%	11/20/13	400	391
Nexen, Inc.	5.650%	5/15/17	175	173
Nexen, Inc.	7.875%	3/15/32	100	117
Nexen, Inc.	6.400%	5/15/37	1,125	1,112
Norsk Hydro	6.360%	1/15/09	500	509
Norsk Hydro	7.250%	9/23/27	800	922
Norsk Hydro	7.150%	1/15/29	250	284
Occidental Petroleum	6.750%	1/15/12	625	675
PanCanadian Energy Corp.	7.200%	11/1/31	625	688
Petro-Canada	4.000%	7/15/13	800	745
Petro-Canada	7.875%	6/15/26	100	119
Petro-Canada	5.350%	7/15/33	450	403
Petro-Canada	5.950%	5/15/35	500	482

Petro-Canada Financial Partnership	5.000%	11/15/14	25	24
Phillips Petroleum Co.	8.750%	5/25/10	1,325	1,456
Questar Market Resources	6.050%	9/1/16	350	350
Shell International Finance	5.625%	6/27/11	50	52
Shell International Finance	4.950%	3/22/12	375	384
Shell International Finance	5.200%	3/22/17	300	309
Suncor Energy, Inc.	6.500%	6/15/38	850	897
Sunoco, Inc.	4.875%	10/15/14	175	170
Sunoco, Inc.	5.750%	1/15/17	200	197
Talisman Energy, Inc.	5.125%	5/15/15	100	98
Talisman Energy, Inc.	5.850%	2/1/37	650	607
Tosco Corp.	8.125%	2/15/30	1,150	1,464

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2007

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Transocean Inc.	5.250%	3/15/13	100	100
	Transocean Inc.	6.000%	3/15/18	425	424
	Transocean Inc.	7.500%	4/15/31	300	330
	Transocean Inc.	6.800%	3/15/38	450	459
	Valero Energy Corp.	6.875%	4/15/12	1,400	1,491
	Valero Energy Corp.	7.500%	4/15/32	750	829
	Valero Energy Corp.	6.625%	6/15/37	200	199
5	Weatherford International Inc.	6.350%	6/15/17	300	314
	Weatherford International Inc.	6.500%	8/1/36	1,100	1,094
5	Weatherford International Inc.	6.800%	6/15/37	150	157
	XTO Energy, Inc.	5.900%	8/1/12	425	441
	XTO Energy, Inc.	6.250%	4/15/13	250	265
	XTO Energy, Inc.	4.900%	2/1/14	200	197
	XTO Energy, Inc.	5.000%	1/31/15	200	194
	XTO Energy, Inc.	5.300%	6/30/15	150	148
	XTO Energy, Inc.	6.250%	8/1/17	750	785
	XTO Energy, Inc.	6.750%	8/1/37	275	299
	Technology (0.2%)
	Agilent Technologies Inc.	6.500%	11/1/17	700	703
	Cisco Systems Inc.	5.250%	2/22/11	2,250	2,304
	Cisco Systems Inc.	5.500%	2/22/16	900	923
	Electronic Data Systems	6.500%	2/1/08	225	229
	Electronic Data Systems	7.125%	10/15/09	175	181
	Equifax Inc.	6.300%	7/1/17	125	127
	Equifax Inc.	7.000%	7/1/37	150	144
	Fiserv, Inc.	6.125%	11/20/12	850	865
	Fiserv, Inc.	6.800%	11/20/17	475	488
	Harris Corp.	5.000%	10/1/15	425	401
	Hewlett-Packard Co.	5.250%	3/1/12	450	462
	Hewlett-Packard Co.	5.400%	3/1/17	225	226
	IBM International Group Capital	5.050%	10/22/12	2,175	2,223
	International Business Machines Corp.	5.375%	2/1/09	325	329
	International Business Machines Corp.	4.950%	3/22/11	150	153
	International Business Machines Corp.	7.500%	6/15/13	550	616
	International Business Machines Corp.	5.700%	9/14/17	1,975	2,050
	International Business Machines Corp.	7.125%	12/1/96	950	1,047
	Intuit Inc.	5.400%	3/15/12	200	203
	Intuit Inc.	5.750%	3/15/17	250	246
	Motorola, Inc.	7.625%	11/15/10	130	139
	Motorola, Inc.	8.000%	11/1/11	25	27
	Motorola, Inc.	5.375%	11/15/12	275	275
	Motorola, Inc.	6.000%	11/15/17	275	268
	Motorola, Inc.	7.500%	5/15/25	75	80
	Motorola, Inc.	6.500%	11/15/28	200	191
	Motorola, Inc.	6.625%	11/15/37	275	267
	National Semiconductor	6.600%	6/15/17	700	729
	Oracle Corp.	5.000%	1/15/11	450	456
	Oracle Corp.	5.250%	1/15/16	900	901
	Pitney Bowes, Inc.	4.625%	10/1/12	500	497
	Pitney Bowes, Inc.	4.875%	8/15/14	25	25
	Pitney Bowes, Inc.	5.000%	3/15/15	75	73
	Pitney Bowes, Inc.	4.750%	1/15/16	1,225	1,148
	Science Applications International Corp.	6.250%	7/1/12	100	106

	Science Applications International Corp.	5.500%	7/1/33	100	87
5	Tyco Electronics Group	6.550%	10/1/17	350	367
	Xerox Corp.	9.750%	1/15/08	250	261
	Xerox Corp.	7.125%	6/15/10	375	395
	Xerox Corp.	6.875%	8/15/11	200	210
	Xerox Corp.	5.500%	5/15/12	150	152
	Xerox Corp.	7.625%	6/15/13	225	234
	Xerox Corp.	6.400%	3/15/16	375	381
	Xerox Corp.	6.750%	2/1/17	350	365
	Transportation (0.2%)
3	American Airlines, Inc.	6.855%	4/15/09	184	182
	American Airlines, Inc.	7.024%	10/15/09	1,000	998
	American Airlines, Inc.	7.858%	10/1/11	100	104

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2007

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Burlington Northern Santa Fe Corp.	7.125%	12/15/10	1,250	1,326
	Burlington Northern Santa Fe Corp.	5.900%	7/1/12	350	362
	Burlington Northern Santa Fe Corp.	5.650%	5/1/17	75	75
	Burlington Northern Santa Fe Corp.	7.000%	12/15/25	200	210
	Burlington Northern Santa Fe Corp.	6.200%	8/15/36	250	241
	Burlington Northern Santa Fe Corp.	6.150%	5/1/37	500	483
	Canadian National Railway Co.	4.250%	8/1/09	300	299
	Canadian National Railway Co.	6.800%	7/15/18	775	836
	Canadian National Railway Co.	6.250%	8/1/34	350	354
	Canadian National Railway Co.	6.200%	6/1/36	350	348
	Canadian Pacific Rail	6.250%	10/15/11	350	366
	Canadian Pacific Rail	7.125%	10/15/31	450	480
	Canadian Pacific Rail	5.950%	5/15/37	250	226
	CNF, Inc.	6.700%	5/1/34	350	316
3	Continental Airlines, Inc.	6.648%	9/15/17	1,526	1,511
	CSX Corp.	6.750%	3/15/11	400	418
	CSX Corp.	6.300%	3/15/12	400	412
	CSX Corp.	5.600%	5/1/17	25	24
	Delta Air Lines Enhanced Equipment Trust Certificates	6.417%	7/2/12	250	255
3	Delta Air Lines Enhanced Equipment Trust Certificates	6.718%	1/2/23	251	257
	Delta Air Lines, Inc.	7.111%	9/18/11	250	250
5	Delta Air Lines, Inc.	6.821%	8/10/22	625	594
	FedEx Corp.	3.500%	4/1/09	400	396
	FedEx Corp.	5.500%	8/15/09	200	202
	Norfolk Southern Corp.	6.200%	4/15/09	1,250	1,276
	Norfolk Southern Corp.	6.750%	2/15/11	500	535
	Norfolk Southern Corp.	7.700%	5/15/17	400	455
	Norfolk Southern Corp.	9.750%	6/15/20	116	157
	Norfolk Southern Corp.	5.590%	5/17/25	72	68
	Norfolk Southern Corp.	7.800%	5/15/27	525	611
	Norfolk Southern Corp.	5.640%	5/17/29	100	92

	Norfolk Southern Corp.	7.050%	5/1/37	200	218
	Norfolk Southern Corp.	7.900%	5/15/97	100	116
	Ryder System Inc.	5.950%	5/2/11	350	364
	Ryder System Inc.	5.850%	3/1/14	250	257
	Ryder System Inc.	5.850%	11/1/16	75	75
	Southwest Airlines Co.	6.500%	3/1/12	650	668
	Southwest Airlines Co.	5.750%	12/15/16	200	200
	Southwest Airlines Co.	5.125%	3/1/17	400	380
3	Southwest Airlines Co.	6.150%	8/1/22	150	153
	Union Pacific Corp.	6.125%	1/15/12	25	26
	Union Pacific Corp.	6.500%	4/15/12	75	79
	Union Pacific Corp.	5.450%	1/31/13	650	651
	Union Pacific Corp.	5.750%	11/15/17	700	703
	Union Pacific Corp.	7.125%	2/1/28	500	537
	Union Pacific Corp.	6.625%	2/1/29	200	202
3	United Air Lines Inc.	6.636%	7/2/22	200	196
Other (0.0%)
	Black & Decker Corp.	5.750%	11/15/16	75	75
	Cintas Corp.	6.125%	12/1/17	225	223
	Cooper Industries, Inc.	5.250%	11/15/12	425	432
	Dover Corp.	4.875%	10/15/15	225	216
	Rockwell Automation	5.650%	12/1/17	25	25
	Rockwell Automation	6.700%	1/15/28	200	213
	Rockwell Automation	6.250%	12/1/37	325	332
					375,802
Utilities (0.7%)
	Electric (0.5%)
	AEP Texas Central Co.	6.650%	2/15/33	400	418
	Alabama Power Co.	5.500%	10/15/17	550	567
	American Electric Power Co., Inc.	5.375%	3/15/10	325	330
	American Electric Power Co., Inc.	5.250%	6/1/15	500	485
5	American Water Capital Corp.	6.085%	10/15/17	650	666
5	American Water Capital Corp.	6.593%	10/15/37	500	518
	Arizona Public Service Co.	5.800%	6/30/14	50	50

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2007

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Arizona Public Service Co.	4.650%	5/15/15	275	256
	Baltimore Gas & Electric Co.	5.900%	10/1/16	375	376
	Carolina Power & Light Co.	6.500%	7/15/12	350	373
	Carolina Power & Light Co.	5.125%	9/15/13	325	327
	CenterPoint Energy Houston	5.700%	3/15/13	1,425	1,435
	Cincinnati Gas & Electric Co.	5.700%	9/15/12	675	702
	Cleveland Electric Illumination Co.	7.880%	11/1/17	200	224
	Columbus Southern Power	5.850%	10/1/35	400	368
	Commonwealth Edison Co.	5.950%	8/15/16	350	353
	Commonwealth Edison Co.	6.150%	9/15/17	600	616
	Connecticut Light & Power Co.	6.350%	6/1/36	750	758
	Consolidated Edison Co. of New York	5.375%	12/15/15	125	124
	Consolidated Edison Co. of New York	5.500%	9/15/16	350	356
	Consolidated Edison Co. of New York	5.300%	3/1/35	300	270
	Consolidated Edison Co. of New York	6.200%	6/15/36	400	407
	Consolidated Edison Co. of New York	6.300%	8/15/37	850	883
	Constellation Energy Group, Inc.	7.000%	4/1/12	100	107
	Constellation Energy Group, Inc.	4.550%	6/15/15	725	678
	Constellation Energy Group, Inc.	7.600%	4/1/32	100	112
	Consumers Energy Co.	5.000%	2/15/12	725	730
	Consumers Energy Co.	5.375%	4/15/13	175	175
	Consumers Energy Co.	5.500%	8/15/16	425	429
	Detroit Edison Co.	5.700%	10/1/37	125	120
	Dominion Resources, Inc.	5.150%	7/15/15	700	679
	Dominion Resources, Inc.	5.250%	8/1/15	200	193
	Dominion Resources, Inc.	6.000%	11/30/17	550	555
3	Dominion Resources, Inc.	6.300%	9/30/66	50	49
	DTE Energy Co.	7.050%	6/1/11	250	265
	Duke Energy Carolinas	6.100%	6/1/37	1,000	994
	Duke Energy Corp.	6.250%	1/15/12	300	316
	Duke Energy Corp.	5.625%	11/30/12	250	259
	El Paso Electric Co.	6.000%	5/15/35	175	165
	Energy East Corp.	6.750%	6/15/12	500	528
	Energy East Corp.	6.750%	7/15/36	400	415
	Exelon Corp.	4.900%	6/15/15	500	469
	FirstEnergy Corp.	6.450%	11/15/11	1,050	1,083
	FirstEnergy Corp.	7.375%	11/15/31	850	932
	Florida Power & Light Co.	4.850%	2/1/13	250	252
	Florida Power & Light Co.	5.550%	11/1/17	250	258
	Florida Power & Light Co.	5.950%	10/1/33	100	99
	Florida Power & Light Co.	5.625%	4/1/34	225	213
	Florida Power & Light Co.	4.950%	6/1/35	200	172
	Florida Power & Light Co.	5.400%	9/1/35	575	528
	Florida Power & Light Co.	6.200%	6/1/36	50	51
	Florida Power & Light Co.	5.650%	2/1/37	300	285
	Florida Power & Light Co.	5.850%	5/1/37	200	195
	Florida Power Corp.	4.500%	6/1/10	700	702
	Florida Power Corp.	4.800%	3/1/13	50	49
	Florida Power Corp.	6.350%	9/15/37	300	318
	FPL Group Capital, Inc.	5.625%	9/1/11	225	232
3	FPL Group Capital, Inc.	6.350%	10/1/66	225	218
3	FPL Group Capital, Inc.	6.650%	6/15/67	275	265
5	Illinois Power	6.125%	11/15/17	25	26
	Jersey Central Power & Light	5.625%	5/1/16	350	343

Jersey Central Power & Light	5.650%	6/1/17	350	343
Kansas City Power & Light	6.050%	11/15/35	200	196
MidAmerican Energy Co.	5.650%	7/15/12	75	77
MidAmerican Energy Co.	5.950%	7/15/17	150	155
MidAmerican Energy Co.	6.750%	12/30/31	1,050	1,129
MidAmerican Energy Holdings Co.	5.875%	10/1/12	750	776
MidAmerican Energy Holdings Co.	5.000%	2/15/14	300	293
MidAmerican Energy Holdings Co.	6.125%	4/1/36	1,300	1,310
MidAmerican Energy Holdings Co.	6.500%	9/15/37	500	530
National Rural Utilities Cooperative Finance Corp.	4.375%	10/1/10	150	150
National Rural Utilities Cooperative Finance Corp.	4.750%	3/1/14	700	684
National Rural Utilities Cooperative Finance Corp.	5.450%	4/10/17	600	598

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2007

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	600	731
	NiSource Finance Corp.	7.875%	11/15/10	750	795
	Northern States Power Co.	6.250%	6/1/36	700	737
	Northern States Power Co.	6.200%	7/1/37	50	52
	NStar Electric Co.	4.875%	10/15/12	75	75
	NStar Electric Co.	4.875%	4/15/14	225	219
	NStar Electric Co.	5.625%	11/15/17	325	333
	Ohio Edison	6.400%	7/15/16	550	567
	Ohio Power Co.	6.000%	6/1/16	150	153
	Oncor Electric Delivery Co.	6.375%	1/15/15	175	176
	Oncor Electric Delivery Co.	7.250%	1/15/33	600	639
	Pacific Gas & Electric Co.	3.600%	3/1/09	850	840
	Pacific Gas & Electric Co.	4.800%	3/1/14	150	145
	Pacific Gas & Electric Co.	5.625%	11/30/17	250	251
	Pacific Gas & Electric Co.	6.050%	3/1/34	1,525	1,512
	Pacific Gas & Electric Co.	5.800%	3/1/37	525	503
	PacifiCorp	6.900%	11/15/11	500	534
	PacifiCorp	5.250%	6/15/35	475	432
5	Pennsylvania Electric Co.	6.050%	9/1/17	75	75
	Pepco Holdings, Inc.	6.450%	8/15/12	175	183
	PPL Electric Utilities Corp.	6.250%	8/15/09	800	822
	PPL Energy Supply LLC	6.400%	11/1/11	250	257
	PPL Energy Supply LLC	6.200%	5/15/16	150	150
	Progress Energy, Inc.	7.100%	3/1/11	446	476
	Progress Energy, Inc.	7.750%	3/1/31	625	733
	Progress Energy, Inc.	7.000%	10/30/31	550	591
	PSE&G Power LLC	7.750%	4/15/11	250	269
	PSE&G Power LLC	6.950%	6/1/12	1,500	1,587
	PSE&G Power LLC	5.500%	12/1/15	750	732
	PSI Energy Inc.	5.000%	9/15/13	250	245
	Public Service Co. of Colorado	6.250%	9/1/37	300	310
	Public Service Co. of Oklahoma	6.625%	11/15/37	275	276
	Public Service Electric & Gas	5.800%	5/1/37	225	221
	Puget Sound Energy Inc.	5.483%	6/1/35	100	91
	Puget Sound Energy Inc.	6.274%	3/15/37	500	507
	SCANA Corp.	6.875%	5/15/11	625	652
	Sierra Pacific Power Co.	6.000%	5/15/16	200	199
	Sierra Pacific Power Co.	6.750%	7/1/37	400	406
	South Carolina Electric & Gas Co.	6.625%	2/1/32	450	492
	Southern California Edison Co.	4.650%	4/1/15	300	289
	Southern California Edison Co.	5.000%	1/15/16	400	393
	Southern California Edison Co.	6.650%	4/1/29	225	238
	Southern California Edison Co.	6.000%	1/15/34	675	683
	Southern California Edison Co.	5.750%	4/1/35	275	269
	Southern Power Co.	6.250%	7/15/12	425	445
	Southern Power Co.	4.875%	7/15/15	400	384
	Tampa Electric Co.	6.550%	5/15/36	375	384
	Union Electric Co.	5.400%	2/1/16	350	344
	Virginia Electric & Power Co.	5.100%	11/30/12	225	226
	Virginia Electric & Power Co.	5.400%	1/15/16	700	692
	Virginia Electric & Power Co.	6.000%	1/15/36	875	836
	Virginia Electric & Power Co.	6.000%	5/15/37	350	336

	Virginia Electric & Power Co.	6.350%	11/30/37	125	130
	Wisconsin Electric Power Co.	5.625%	5/15/33	200	190
3	Wisconsin Energy Corp.	6.250%	5/15/67	525	492
	Wisconsin Power & Light Co.	6.375%	8/15/37	300	311
	Xcel Energy, Inc.	5.613%	4/1/17	631	632
	Xcel Energy, Inc.	6.500%	7/1/36	225	227
	Natural Gas (0.2%)
	AGL Capital Corp.	7.125%	1/14/11	300	316
	Atmos Energy Corp.	4.000%	10/15/09	500	499
	Atmos Energy Corp.	4.950%	10/15/14	1,000	970
	Boardwalk Pipelines LLC	5.500%	2/1/17	200	195
	CenterPoint Energy Resources	7.875%	4/1/13	250	277
	CenterPoint Energy Resources	6.150%	5/1/16	300	302
	Consolidated Natural Gas	6.250%	11/1/11	300	309

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2007

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Consolidated Natural Gas	5.000%	12/1/14	525	505
	Duke Capital Corp.	5.668%	8/15/14	400	397
	Duke Energy Field Services	7.875%	8/16/10	275	295
	El Paso Natural Gas Co.	5.950%	4/15/17	225	221
	Energy Transfer Partners LP	5.650%	8/1/12	275	273
	Energy Transfer Partners LP	5.950%	2/1/15	300	294
	Energy Transfer Partners LP	6.125%	2/15/17	300	291
	Energy Transfer Partners LP	6.625%	10/15/36	150	140
**	Enron Corp.	9.125%	4/1/03	700	124
**	Enron Corp.	7.125%	5/15/07	300	53
**	Enron Corp.	6.875%	10/15/07	1,000	178
	Enterprise Products Operating LP	4.950%	6/1/10	475	480
	Enterprise Products Operating LP	5.600%	10/15/14	450	446
	Enterprise Products Operating LP	6.300%	9/15/17	275	283
	Enterprise Products Operating LP	6.875%	3/1/33	150	156
	KeySpan Corp.	8.000%	11/15/30	200	240
	Kinder Morgan Energy Partners LP	7.125%	3/15/12	475	506
	Kinder Morgan Energy Partners LP	5.850%	9/15/12	175	179
	Kinder Morgan Energy Partners LP	5.000%	12/15/13	350	341
	Kinder Morgan Energy Partners LP	5.125%	11/15/14	475	464
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	300	269
	Magellan Midstream Partners, LP	5.650%	10/15/16	150	152
	National Grid PLC	6.300%	8/1/16	1,025	1,044
	ONEOK Inc.	5.200%	6/15/15	300	289
	ONEOK Inc.	6.000%	6/15/35	275	255
	ONEOK Partners, LP	5.900%	4/1/12	350	359
	ONEOK Partners, LP	6.150%	10/1/16	600	613
	ONEOK Partners, LP	6.650%	10/1/36	1,400	1,411
	Panhandle Eastern Pipeline	6.200%	11/1/17	800	793
	San Diego Gas & Electric	5.300%	11/15/15	100	100
	San Diego Gas & Electric	5.350%	5/15/35	100	92
	Sempra Energy	7.950%	3/1/10	50	54
	Sempra Energy	6.000%	2/1/13	200	207
	Southern California Gas Co.	5.750%	11/15/35	25	24
5	Southern Natural Gas	5.900%	4/1/17	975	966
	Texas Gas Transmission	4.600%	6/1/15	250	238
	Trans-Canada Pipelines	4.000%	6/15/13	750	719
	Trans-Canada Pipelines	5.600%	3/31/34	800	746
	Trans-Canada Pipelines	5.850%	3/15/36	125	117
3	Trans-Canada Pipelines	6.350%	5/15/67	400	375
	Williams Cos., Inc.	7.750%	6/15/31	200	218
					73,806

Total Corporate Bonds (Cost $1,085,963)					1,083,560

Sovereign Bonds (U.S. Dollar-Denominated) (0.9%)
	Asian Development Bank	4.500%	9/4/12	500	514
	Asian Development Bank	5.593%	7/16/18	500	540
	China Development Bank	4.750%	10/8/14	450	448
	China Development Bank	5.000%	10/15/15	175	175
	Corp. Andina de Fomento	5.200%	5/21/13	425	425
	Corp. Andina de Fomento	5.750%	1/12/17	825	823
	Development Bank of Japan	4.250%	6/9/15	250	247
	Eksportfinans	4.750%	12/15/08	1,175	1,179

Eksportfinans	5.500%	5/25/16	825	871
Eksportfinans	5.500%	6/26/17	450	482
European Investment Bank	5.000%	2/8/10	75	77
European Investment Bank	4.000%	3/3/10	1,400	1,414
European Investment Bank	4.625%	9/15/10	1,325	1,361
European Investment Bank	5.250%	6/15/11	1,100	1,147
European Investment Bank	4.625%	5/15/14	2,000	2,021
European Investment Bank	5.125%	9/13/16	300	314
European Investment Bank	4.875%	1/17/17	1,225	1,260
European Investment Bank	5.125%	5/30/17	2,350	2,455
Export-Import Bank of Korea	4.500%	8/12/09	725	725
Export-Import Bank of Korea	4.625%	3/16/10	200	201
Export-Import Bank of Korea	5.500%	10/17/12	1,100	1,114

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2007

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Export-Import Bank of Korea	5.125%	3/16/15	150	144
Federation of Malaysia	8.750%	6/1/09	500	531
Federation of Malaysia	7.500%	7/15/11	1,200	1,312
Financement Quebec	5.000%	10/25/12	500	520
Inter-American Development Bank	5.625%	4/16/09	2,000	2,057
Inter-American Development Bank	8.500%	3/15/11	175	198
Inter-American Development Bank	7.000%	6/15/25	250	307
International Bank for Reconstruction & Development	4.125%	6/24/09	325	327
International Bank for Reconstruction & Development	4.125%	8/12/09	1,775	1,785
Japan Bank International	4.750%	5/25/11	675	690
Japan Finance Corp.	5.875%	3/14/11	375	397
Japan Finance Corp.	4.625%	4/21/15	500	498
Japan Finance Corp.	5.000%	5/16/17	500	515
KFW International Finance Inc.	4.500%	9/21/09	1,600	1,623
KFW International Finance Inc.	4.875%	10/19/09	750	768
Korea Development Bank	4.750%	7/20/09	900	907
Korea Development Bank	4.625%	9/16/10	600	602
Korea Development Bank	5.750%	9/10/13	1,100	1,135
Korea Electric Power	7.750%	4/1/13	750	855
Kreditanstalt fur Wiederaufbau	5.250%	5/19/09	700	717
Kreditanstalt fur Wiederaufbau	5.000%	6/1/10	850	882
Kreditanstalt fur Wiederaufbau	4.250%	6/15/10	4,150	4,186
Kreditanstalt fur Wiederaufbau	4.750%	5/15/12	400	414
Kreditanstalt fur Wiederaufbau	4.125%	10/15/14	25	24
Kreditanstalt fur Wiederaufbau	5.125%	3/14/16	400	416
Landwirtschaftliche Rentenbank	3.625%	10/20/09	225	225
Landwirtschaftliche Rentenbank	5.250%	7/2/12	750	793
Landwirtschaftliche Rentenbank	4.875%	11/16/15	375	387
Mass Transit Railway Corp.	7.500%	11/8/10	300	323
Nordic Investment Bank	3.875%	6/15/10	350	351
Ontario Hydro Electric	7.450%	3/31/13	600	683
Pemex Project Funding Master Trust	7.875%	2/1/08	1,273	1,287
Pemex Project Funding Master Trust	9.125%	10/13/10	60	66
Pemex Project Funding Master Trust	6.625%	6/15/35	850	885
People’s Republic of China	7.300%	12/15/08	200	205
People’s Republic of China	4.750%	10/29/13	200	201
Petrobras International Finance	6.125%	10/6/16	1,225	1,253
Petrobras International Finance	8.375%	12/10/18	300	357
Province of Manitoba	7.500%	2/22/10	1,000	1,071
Province of Nova Scotia	5.750%	2/27/12	250	267
Province of Ontario	3.625%	10/21/09	225	224
Province of Ontario	5.000%	10/18/11	2,500	2,590
Province of Ontario	4.750%	1/19/16	1,075	1,089
Province of Ontario	5.450%	4/27/16	775	822
Province of Quebec	5.750%	2/15/09	1,000	1,019
Province of Quebec	5.000%	7/17/09	1,250	1,268
Province of Quebec	4.600%	5/26/15	350	347
Province of Quebec	5.125%	11/14/16	525	540
Province of Quebec	7.125%	2/9/24	400	480
Province of Quebec	7.500%	9/15/29	1,000	1,295
Quebec Hydro Electric	6.300%	5/11/11	2,325	2,487

Quebec Hydro Electric	8.400%	1/15/22	500	676
Region of Lombardy, Italy	5.804%	10/25/32	500	541
Republic of Chile	7.125%	1/11/12	350	382
Republic of Chile	5.500%	1/15/13	100	104
Republic of Hungary	4.750%	2/3/15	1,100	1,089
Republic of Italy	6.000%	2/22/11	1,175	1,243
Republic of Italy	5.625%	6/15/12	2,775	2,952
Republic of Italy	4.750%	1/25/16	2,750	2,789
Republic of Italy	5.250%	9/20/16	225	236
Republic of Italy	6.875%	9/27/23	125	151
Republic of Italy	5.375%	6/15/33	1,400	1,441
Republic of Korea	4.250%	6/1/13	1,550	1,517
Republic of Poland	6.250%	7/3/12	975	1,042
Republic of Poland	5.000%	10/19/15	375	382
Republic of South Africa	7.375%	4/25/12	1,175	1,295

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2007

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Republic of South Africa	6.500%	6/2/14	650	700
	Republic of South Africa	5.875%	5/30/22	100	102
	State of Israel	4.625%	6/15/13	200	199
	State of Israel	5.500%	11/9/16	850	872
	Swedish Export Credit Corp.	4.500%	9/27/10	250	255
	United Mexican States	10.375%	2/17/09	170	181
	United Mexican States	9.875%	2/1/10	500	553
	United Mexican States	8.375%	1/14/11	3,275	3,623
	United Mexican States	7.500%	1/14/12	145	159
	United Mexican States	6.375%	1/16/13	767	816
	United Mexican States	5.875%	1/15/14	750	779
	United Mexican States	6.625%	3/3/15	343	372
	United Mexican States	11.375%	9/15/16	100	142
	United Mexican States	5.625%	1/15/17	2,700	2,739
	United Mexican States	6.750%	9/27/34	3,207	3,540

Total Sovereign Bonds (Cost $88,467)					90,990

Taxable Municipal Bonds (0.1%)
	Illinois (Taxable Pension) GO	4.950%	6/1/23	1,450	1,438
	Illinois (Taxable Pension) GO	5.100%	6/1/33	3,600	3,467
	Kansas Dev. Finance Auth. Rev.
	(Public Employee Retirement System)	5.501%	5/1/34	650	662
	New Jersey Econ. Dev. Auth. State Pension Rev.	7.425%	2/15/29	425	519
	New Jersey Turnpike Auth. Rev.	4.252%	1/1/15	15	15
	New Jersey Turnpike Auth. Rev.	4.252%	1/1/16	335	323
	Oregon (Taxable Pension) GO	5.762%	6/1/23	250	266
	Oregon (Taxable Pension) GO	5.892%	6/1/27	375	395
	Oregon School Board Assn.	4.759%	6/30/28	300	278
	Oregon School Board Assn.	5.528%	6/30/28	125	127
	Tobacco Settlement Finance Auth. Rev.	7.467%	6/1/47	400	374
	Wisconsin Public Service Rev.	4.800%	5/1/13	275	277
	Wisconsin Public Service Rev.	5.700%	5/1/26	325	339

Total Taxable Municipal Bonds (Cost $8,243)					8,480

Temporary Cash Investments (1.1%)[1]

U.S.	Agency Obligation (0.0%)
2,6	Federal Home Loan Bank	4.548%	2/1/08	3,000	2,988

				Shares

Money Market Fund (1.1%)
7	Vanguard Market Liquidity Fund	4.664%		82,717,188	82,717
7	Vanguard Market Liquidity Fund	4.664%		24,528,251	24,528
					107,245

Total Temporary Cash Investments (Cost $110,233)					110,233
Total Investments (100.5%) (Cost $7,792,824)					9,884,389
Other Assets and Liabilities—Net (–0.5%)					(50,867)
Net Assets (100%)					9,833,522

*	Non-income-producing security.
**	Non-income-producing security—security in default.
^	Part of security position is on loan to broker-dealers.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 59.7% and 0.8%, respectively, of net assets.

2

The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Adjustable-rate note.
5

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, the aggregate value of these securities was $27,178,000, representing 0.3% of net assets.

6	Securities with a value of $2,988,000 have been segregated as initial margin for open futures contracts.
7	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

GO—General Obligation Bond. REIT—Real Estate Investment Trust.

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of Vanguard Balanced Index Fund:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements (not presented herein) of Vanguard Balanced Index Fund, (the “Fund”) as of December 31, 2007, and for the year then ended and have issued our unqualified report thereon dated February 8, 2008. Our audit included an audit of the Fund’s schedule of investments as of December 31, 2007. This schedule of investments is the responsibility of the Fund's management. Our responsibility is to express an opinion on this schedule of investments based on our audit.

In our opinion, the accompanying schedule of investments referred to above, when read in conjunction with the financial statements of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP Philadelphia, PA

February 8, 2008

© 2008 Vanguard Group. Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor.

SNA020 022008

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, André F. Perold, Alfred M. Rankin, Jr., and J. Lawrence Wilson.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended December 31, 2007: $32,000

Fiscal Year Ended December 31, 2006: $40,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended December 31, 2007: $2,835,320

Fiscal Year Ended December 31, 2006: $2,347,620

(b) Audit-Related Fees.

Fiscal Year Ended December 31, 2007: $630,400

Fiscal Year Ended December 31, 2006: $530,000

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c) Tax Fees.

Fiscal Year Ended December 31, 2007: $215,900

Fiscal Year Ended December 31, 2006: $101,300

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d) All Other Fees.

Fiscal Year Ended November 30, 2007: $0

Fiscal Year Ended November 30, 2006: $0

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or (4) other registered investment companies in the Vanguard Group.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended December 31, 2007: $215,900

Fiscal Year Ended December 31, 2006: $101,300

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Not Applicable.

Item 6: Not Applicable.

Item 7: Not Applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a)	Code of Ethics.
(b)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD VALLEY FORGE FUNDS

By:	(signature)
(HEIDI STAM)
JOHN J. BRENNAN*
CHIEF EXECUTIVE OFFICER

Date: February 12, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VALLEY FORGE FUNDS

By:	(signature)
(HEIDI STAM)
JOHN J. BRENNAN*
CHIEF EXECUTIVE OFFICER

Date: February 12, 2008

VANGUARD VALLEY FORGE FUNDS

By:	(signature)
(HEIDI STAM)
THOMAS J. HIGGINS
TREASURER

Date: February 12, 2008

*By Power of Attorney. Filed on January 18, 2008, see File Number 2-29601. Incorporated by Reference.